UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-05104

Capital World Bond Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street, 55th Floor

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Becky L. Park

Capital World Bond Fund

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Capital World Bond Fund® Semi-annual report for the six months ended June 30, 2023

Find diverse total
return opportunities
in global bonds

Capital World Bond Fund seeks to provide you, over the long term, with a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund’s investments.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class F-2 shares. Class A share results are shown at net asset value unless otherwise indicated. If a sales charge (maximum 3.75%) had been deducted from Class A shares, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the total returns on a $1,000 investment for the periods ended June 30, 2023 (the most recent calendar quarter-end):

	1 year	5 years	10 years

Class F-2 shares	–0.40%	–0.93%	0.41%
Class A shares (reflecting 3.75% maximum sales charge)	–4.51	–2.02	–0.29

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratios are 0.60% for Class F-2 shares and 0.96% for Class A shares as of the prospectus dated March 1, 2023. The expense ratios are restated to reflect current fees.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com for more information.

The fund’s 30-day yield as of June 30, 2023, was 4.20% for Class F-2 shares and 3.68% for Class A shares, calculated in accordance with the U.S. Securities and Exchange Commission formula. The fund’s distribution rate as of that date was 2.55% for Class F-2 shares and 2.09% for Class A shares. The Class A share results for both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities, while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield and lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade and higher rated bonds. Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. Investing in bonds issued outside the U.S. may be subject to additional risks. They include currency fluctuations, political and social instability, differing securities regulations and accounting standards, higher transaction costs, possible changes in taxation, illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for the Capital World Bond Fund for the periods ended June 30, 2023, are shown in the table below, as well as results of the fund’s benchmark and peer group.

For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/investments/fund/bfwfx. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Results at a glance

2	Investment portfolio

38	Financial statements

42	Notes to financial statements

57	Financial highlights

Results at a glance

For periods ended June 30, 2023, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (since Class A inception on 8/4/87)
Capital World Bond Fund (Class F-2 shares)[1]	1.37%	–0.40%	–0.93%	0.41%	5.22%
Capital World Bond Fund (Class A shares)	1.17	–0.77	–1.27	0.09	4.92
Bloomberg Global Aggregate Index[2]	1.43	–1.32	–1.09	0.20	4.91
Lipper Global Income Funds Average[3]	2.06	0.79	–0.12	0.83	5.07

Past results are not predictive of results in future periods.

[1]	Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Refer to capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.
[2]	Bloomberg source: Bloomberg Index Services Ltd. The Bloomberg Barclays Global Aggregate Index began on December 31, 1989. For the period of August 4, 1987, to December 31, 1989, the FTSE World Government Bond Index was used. The indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. FTSE data: © 2022 FTSE Index LLC. All rights reserved.
[3]	Source: Refinitiv Lipper. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper categories are dynamic and averages may have few funds, especially over longer periods. For the number of funds included in the Lipper category for each fund’s lifetime, please refer to the Quarterly Statistical Update, available on our website.

Capital World Bond Fund	1

Investment portfolio June 30, 2023	unaudited

Portfolio by type of security	Percent of net assets

Bonds & notes of governments & government agencies outside the U.S.
Eurozone*:
Greece	2.55%
France	1.92
Germany	1.59
Spain	1.38
Italy	1.22
Austria	.57
Ireland	.51
Portugal	.38
Belgium	.31
Finland	.26
Netherlands	.10
Lithuania	.02
Estonia	.01
Luxembourg	—	†	10.82%
Japan			6.30
China			4.33
United Kingdom			3.40
Brazil			2.97
Canada			2.89
Australia			1.74
Indonesia			1.73
South Korea			1.60
Mexico			1.51
Supra National			1.43
Colombia			1.18
Other			5.36
			45.26%

*	Countries using the euro as a common currency: Austria, Belgium, Cyprus, Estonia, Finland, France, Germany, Greece, Ireland, Italy, Latvia, Lithuania, Luxembourg, Malta, the Netherlands, Portugal, Slovakia, Slovenia and Spain.
†	Amount less than .01%

Bonds, notes & other debt instruments 93.04%	Principal amount (000)		Value (000)
Euros 17.25%
AbbVie, Inc. 1.25% 11/18/2031	EUR	1,814	$1,636
AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028)[1]		23,220	20,102
Allwyn Entertainment Financing (UK) PLC 7.25% 4/30/2030		185	206
Altria Group, Inc. 2.20% 6/15/2027		8,550	8,667
American Medical Systems Europe BV 1.375% 3/8/2028		940	924
American Tower Corp. 0.45% 1/15/2027		2,095	1,985
American Tower Corp. 0.875% 5/21/2029		1,420	1,264
Anheuser-Busch InBev SA/NV 1.125% 7/1/2027		1,875	1,862
Anheuser-Busch InBev SA/NV 2.875% 4/2/2032		461	475
AT&T, Inc. 3.55% 11/18/2025		2,970	3,202
AT&T, Inc. 1.60% 5/19/2028		2,290	2,239
AT&T, Inc. 3.95% 4/30/2031		740	801

2	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Euros (continued)
AT&T, Inc. 2.05% 5/19/2032	EUR	6,250	$5,795
AT&T, Inc. 4.30% 11/18/2034		1,450	1,587
Austria (Republic of) 0% 2/20/2031		45,322	39,504
Austria (Republic of) 0.90% 2/20/2032		15,195	13,982
Austria (Republic of) 0.70% 4/20/2071		290	144
Autostrade per l’Italia SpA 2.25% 1/25/2032		1,100	977
Autostrade per L’Italia SpA 2.00% 1/15/2030		4,000	3,670
AXA SA 4.25% 3/10/2043 (3-month EUR-EURIBOR + 3.60% on 3/10/2033)[1]		2,000	2,006
Banco de Sabadell, SA 2.625% 3/24/2026 (5-year EUR Mid-Swap + 2.20% on 3/24/2025)[1]		3,600	3,737
Banco de Sabadell, SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028)[1]		17,000	18,192
Banco Santander, SA 3.25% 4/4/2026		7,200	7,583
Bank of America Corp. 0.58% 8/8/2029 (3-month EUR-EURIBOR + 0.73% on 8/8/2028)[1,2]		3,140	2,844
BAT International Finance PLC 2.75% 3/25/2025		7,000	7,433
Bayer Capital Corp. BV 1.50% 6/26/2026		1,400	1,421
Belgium (Kingdom of), Series 89, 0.10% 6/22/2030		1,020	920
Belgium (Kingdom of), Series 94, 0.35% 6/22/2032		7,560	6,553
Belgium (Kingdom of), Series 97, 3.00% 6/22/2033		17,710	19,234
Belgium (Kingdom of), Series 99, 3.45% 6/22/2043		910	1,004
Belgium (Kingdom of), Series 88, 1.70% 6/22/2050		765	593
Belgium (Kingdom of), Series 98, 3.30% 6/22/2054		1,210	1,293
BMW Finance NV 1.50% 2/6/2029		1,000	987
BP Capital Markets PLC 1.231% 5/8/2031		3,200	2,847
BPCE 0.875% 1/31/2024		700	750
BPCE 1.00% 4/1/2025		10,900	11,226
BPCE 4.50% 1/13/2033		8,800	9,644
British American Tobacco PLC 3.00% subordinated perpetual bonds (5-year EUR Mid-Swap + 3.372% on 12/27/2026)[1]		4,000	3,675
Bulgaria (Republic of) 4.50% 1/27/2033		5,575	6,038
Caisse d’Amortissement de la Dette Sociale 0.60% 11/25/2029		1,600	1,492
CaixaBank, SA 1.375% 6/19/2026		9,800	9,756
CaixaBank, SA 2.25% 4/17/2030 (5-year EUR Annual (vs. 6-month EUR-EURIBOR) + 1.68% on 4/17/2025)[1]		16,200	16,414
Celanese US Holdings, LLC 4.777% 7/19/2026		3,020	3,220
Celanese US Holdings, LLC 0.625% 9/10/2028		1,500	1,274
Comcast Corp. 0% 9/14/2026		7,770	7,499
Comcast Corp. 0.25% 5/20/2027		6,700	6,382
Comcast Corp. 0.25% 9/14/2029		8,195	7,266
Comcast Corp. 1.25% 2/20/2040		1,300	973
Credit Agricole SA 0.50% 6/24/2024		900	950
Daimler Truck International Finance BV 1.625% 4/6/2027		5,000	5,012
Deutsche Bank AG 1.75% 11/19/2030 (3-month EUR-EURIBOR + 2.05% on 11/19/2029)[1]		13,900	12,003
Deutsche Bank AG 4.00% 6/24/2032 (3-month EUR-EURIBOR + 3.30% on 6/24/2027)[1]		8,300	7,980
DH Europe Finance II SARL 0.45% 3/18/2028		1,957	1,842
Dow Chemical Co. (The) 1.875% 3/15/2040		500	381
E.ON SE 1.625% 3/29/2031		5,260	4,984
EDP - Energias de Portugal, SA, junior subordinated, 1.875% 8/2/2081 (5-year EUR-ICE Swap EURIBOR + 2.38% on 8/2/2026)[1]		4,000	3,848
Egypt (Arab Republic of) 4.75% 4/16/2026		1,045	806
Egypt (Arab Republic of) 5.625% 4/16/2030		775	471
Electricité de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028)[1]		12,400	10,952
Equinix, Inc. 0.25% 3/15/2027		5,995	5,703
Equinor ASA 1.375% 5/22/2032		1,041	945
Estonia (Republic of) 4.00% 10/12/2032		1,010	1,134
European Financial Stability Facility 0.40% 2/17/2025		26,000	26,979
European Investment Bank 0% 1/14/2031		2,020	1,757
European Investment Bank 0.25% 1/20/2032		39,400	34,101
European Investment Bank 1.50% 6/15/2032		6,160	5,929
European Union 0% 11/4/2025		350	354
European Union 0% 3/4/2026		3,590	3,593
European Union 0% 7/6/2026		12,700	12,583
European Union 0.25% 10/22/2026		4,945	4,895
European Union 0% 6/2/2028		19,680	18,474
European Union 0% 10/4/2028		800	743
European Union 0% 7/4/2031		4,680	4,029

Capital World Bond Fund	3

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Euros (continued)
European Union 0% 7/4/2035	EUR	1,355	$1,021
European Union 0.20% 6/4/2036		11,650	8,762
European Union 2.625% 2/4/2048		400	394
Finland (Republic of) 3.00% 9/15/2033		20,400	22,265
Finland (Republic of) 2.75% 4/15/2038		2,500	2,606
French Republic O.A.T. 0.50% 5/25/2025		4,860	5,034
French Republic O.A.T. 0% 2/25/2027		2,000	1,961
French Republic O.A.T. 0.75% 2/25/2028		22,000	21,772
French Republic O.A.T. 0% 11/25/2030		75,900	67,307
French Republic O.A.T. 0% 11/25/2031		1,020	879
French Republic O.A.T. 2.00% 11/25/2032		24,675	24,958
French Republic O.A.T. 1.25% 5/25/2034		6,500	5,956
French Republic O.A.T. 0.50% 5/25/2040		23,630	16,831
French Republic O.A.T. 0.50% 6/25/2044		1,370	885
French Republic O.A.T. 2.00% 5/25/2048		1,340	1,156
French Republic O.A.T. 0.75% 5/25/2052		22,290	13,252
French Republic O.A.T. 3.00% 5/25/2054		16,850	17,381
French Republic O.A.T. 1.75% 5/25/2066		360	268
General Electric Co. 4.125% 9/19/2035[2]		500	543
Germany (Federal Republic of) 2.50% 3/13/2025		40,550	43,703
Germany (Federal Republic of) 0% 10/9/2026		1,500	1,495
Germany (Federal Republic of) 0.25% 2/15/2027		6,445	6,442
Germany (Federal Republic of) 0% 4/16/2027		5	5
Germany (Federal Republic of) 0% 8/15/2030		6,550	6,040
Germany (Federal Republic of) 0% 8/15/2030		3,026	2,795
Germany (Federal Republic of) 1.70% 8/15/2032		41,105	42,417
Germany (Federal Republic of) 2.30% 2/15/2033		2,000	2,165
Germany (Federal Republic of) 1.00% 5/15/2038		6,535	5,818
Germany (Federal Republic of) 2.50% 7/4/2044		2,100	2,312
Germany (Federal Republic of) 0% 8/15/2050		25,740	15,088
Germany (Federal Republic of) 0% 8/15/2050		260	153
Goldman Sachs Group, Inc. 1.00% 3/18/2033[2]		18,270	14,852
Greece (Hellenic Republic of) 2.00% 4/22/2027		2,200	2,276
Greece (Hellenic Republic of) 3.875% 6/15/2028		132,990	147,812
Greece (Hellenic Republic of) 1.50% 6/18/2030		17,690	16,796
Greece (Hellenic Republic of) 0.75% 6/18/2031		4,900	4,295
Greece (Hellenic Republic of) 1.75% 6/18/2032		21,560	20,205
Greece (Hellenic Republic of) 4.25% 6/15/2033		11,020	12,602
Greece (Hellenic Republic of) 1.875% 1/24/2052		52,000	36,148
Honeywell International, Inc. 0.75% 3/10/2032		2,530	2,132
ING Groep NV 5.25% 11/14/2033 (3-month EUR-EURIBOR + 2.15% on 11/14/2032)[1]		6,100	7,030
Intesa Sanpaolo SpA 5.625% 3/8/2033		3,000	3,269
Ireland (Republic of) 0.20% 5/15/2027		30	29
Ireland (Republic of) 0.20% 10/18/2030		8,320	7,542
Ireland (Republic of) 0% 10/18/2031		23,290	20,229
Ireland (Republic of) 1.30% 5/15/2033		2,480	2,345
Ireland (Republic of) 3.00% 10/18/2043		13,990	15,017
Ireland (Republic of) 1.50% 5/15/2050		3,290	2,528
Israel (State of) 2.875% 1/29/2024		7,700	8,341
Italy (Republic of) 0.85% 1/15/2027		12,395	12,262
Italy (Republic of) 0.25% 3/15/2028		13,320	12,394
Italy (Republic of) 2.80% 12/1/2028		28,044	29,267
Italy (Republic of) 1.35% 4/1/2030		690	645
Italy (Republic of) 1.65% 12/1/2030		10,580	9,931
Italy (Republic of) 1.45% 3/1/2036		2,200	1,777
Italy (Republic of) 1.80% 3/1/2041		390	299
Italy (Republic of) 4.45% 9/1/2043		1,770	1,964
Italy (Republic of) 2.15% 9/1/2052		2,770	1,981
Italy Buoni Poliennali Del Tesoro 0.90% 4/1/2031		50,620	44,494
KfW 0.125% 6/30/2025		4,585	4,690
KfW 0% 12/15/2027		1,081	1,028
Lithuania (Republic of) 3.875% 6/14/2033		2,000	2,199
Lloyds Banking Group PLC 1.75% 9/7/2028 (5-year EUR-EURIBOR + 1.30% on 9/7/2023)[1]		12,400	13,430
Luxembourg (Grand Duchy of) 0% 9/14/2032		271	226
Mastercard, Inc. 1.00% 2/22/2029		1,425	1,361
Medtronic Global Holdings SCA 1.125% 3/7/2027		3,020	3,003
Medtronic Global Holdings SCA 1.00% 7/2/2031		7,720	6,854
Medtronic Global Holdings SCA 1.375% 10/15/2040		1,095	802

4	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Euros (continued)
Morgan Stanley 2.103% 5/8/2026 (3-month EUR-EURIBOR + 0.904% on 5/8/2025)[1]	EUR	4,740	$4,938
Morgan Stanley 2.95% 5/7/2032 (3-month EUR-EURIBOR + 1.245% on 5/7/2031)[1]		12,730	12,558
Morgan Stanley 5.148% 1/25/2034 (3-month EUR-EURIBOR + 1.954% on 1/25/2033)[1]		6,093	6,977
Morocco (Kingdom of) 1.50% 11/27/2031		8,895	7,240
Nasdaq, Inc. 4.50% 2/15/2032		880	973
NatWest Group PLC 0.78% 2/26/2030 (3-month EUR-EURIBOR + 0.949% on 2/26/2029)[1]		8,365	7,286
Netflix, Inc. 3.625% 5/15/2027		3,800	4,055
Netflix, Inc. 3.875% 11/15/2029[2]		3,800	4,049
Orange 2.00% 1/15/2029		400	404
Philip Morris International, Inc. 0.80% 8/1/2031		4,800	3,977
Philippines (Republic of) 0.70% 2/3/2029		3,480	3,164
Portuguese Republic 2.125% 10/17/2028		2,280	2,389
Portuguese Republic 1.95% 6/15/2029		60	62
Portuguese Republic 0.475% 10/18/2030		9,770	8,914
Portuguese Republic 1.65% 7/16/2032		960	928
Portuguese Republic 3.50% 6/18/2038		21,170	23,121
Portuguese Republic 1.15% 4/11/2042		830	618
Portuguese Republic 1.00% 4/12/2052		310	186
Prologis Euro Finance, LLC 4.25% 1/31/2043		2,000	2,023
Public Storage 0.50% 9/9/2030		2,490	2,108
Quebec (Province of) 0.25% 5/5/2031		5,980	5,150
Quebec (Province of) 0.50% 1/25/2032		9,030	7,767
Romania 3.624% 5/26/2030		20,870	20,012
Serbia (Republic of) 1.50% 6/26/2029		4,353	3,682
Serbia (Republic of) 2.05% 9/23/2036		11,570	7,775
Shell International Finance BV 1.50% 4/7/2028		3,350	3,315
Spain (Kingdom of) 2.75% 10/31/2024		17,030	18,418
Spain (Kingdom of) 0% 1/31/2027		14,425	14,012
Spain (Kingdom of) 0.80% 7/30/2027		13,890	13,753
Spain (Kingdom of) 1.40% 7/30/2028		6,735	6,730
Spain (Kingdom of) 1.45% 4/30/2029		10,215	10,116
Spain (Kingdom of) 1.25% 10/31/2030		2,762	2,625
Spain (Kingdom of) 0.50% 10/31/2031		5,903	5,150
Spain (Kingdom of) 0.70% 4/30/2032		4,145	3,634
Spain (Kingdom of) 3.15% 4/30/2033		9,330	9,979
Spain (Kingdom of) 3.55% 10/31/2033		31,710	34,919
Spain (Kingdom of) 1.85% 7/30/2035		260	238
Spain (Kingdom of) 3.90% 7/30/2039		2,350	2,620
Spain (Kingdom of) 1.00% 7/30/2042		690	474
Spain (Kingdom of) 3.45% 7/30/2043		580	601
Spain (Kingdom of) 2.70% 10/31/2048		4,700	4,226
Spain (Kingdom of) 1.00% 10/31/2050		1,000	584
Spain (Kingdom of) 1.90% 10/31/2052		2,340	1,690
Spain (Kingdom of) 1.45% 10/31/2071		200	106
State Grid Overseas Investment (2016), Ltd. 1.375% 5/2/2025		2,050	2,121
State Grid Overseas Investment (2016), Ltd. 2.125% 5/2/2030		800	760
Stellantis NV 0.75% 1/18/2029		1,500	1,370
Stellantis NV 1.25% 6/20/2033		3,000	2,467
Stryker Corp. 0.25% 12/3/2024		2,580	2,671
Stryker Corp. 0.75% 3/1/2029		5,230	4,830
Stryker Corp. 1.00% 12/3/2031		2,410	2,083
Takeda Pharmaceutical Co., Ltd. 0.75% 7/9/2027		3,230	3,125
The Wellcome Trust, Ltd. 1.125% 1/21/2027		3,000	2,994
Thermo Fisher Scientific (Finance I) BV 0.80% 10/18/2030		913	817
Thermo Fisher Scientific (Finance I) BV 1.625% 10/18/2041		530	398
TotalEnergies Capital International SA 1.491% 9/4/2030		2,200	2,085
TotalEnergies SE 1.75% junior subordinated perpetual bonds (5-year EUR-EURIBOR + 1.765% on 4/4/2024)[1]		7,500	7,934
Tunisia (Republic of) 5.625% 2/17/2024		17,848	16,181
Tunisia (Republic of) 6.375% 7/15/2026		9,500	6,051
Ukraine 6.75% 6/20/2028		13,243	3,123
Ukraine 4.375% 1/27/2032[3]		15,050	3,610
Verizon Communications, Inc. 0.375% 3/22/2029		12,350	11,078
Verizon Communications, Inc. 1.25% 4/8/2030		6,000	5,505
Verizon Communications, Inc. 4.25% 10/31/2030		470	520
Verizon Communications, Inc. 0.75% 3/22/2032		6,025	5,035
Verizon Communications, Inc. 4.75% 10/31/2034		540	618
Visa, Inc. 1.50% 6/15/2026		1,765	1,808

Capital World Bond Fund	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Euros (continued)
Visa, Inc. 2.00% 6/15/2029	EUR	2,430	$2,457
Volkswagen Financial Services Aktiengesellschaft 1.375% 10/16/2023		5,480	5,935
Zurich Finance Ireland DAC, junior subordinated, 1.875% 9/17/2050 (3-month EUR-LIBOR + 2.95% on 9/17/2050)[1]		2,000	1,749
			1,626,316

Japanese yen 6.94%
Banque Federative du Credit Mutuel 0.443% 10/12/2023	JPY	100,000	693
BPCE 0.645% 7/12/2023		1,500,000	10,395
Hungary (Republic of) 0.52% 9/15/2023		200,000	1,386
Indonesia (Republic of) 1.13% 7/7/2023		1,100,000	7,624
Japan, Series 17, 0.10% 9/10/2023[4]		1,534,560	10,725
Japan, Series 18, 0.10% 3/10/2024[4]		2,698,620	19,076
Japan, Series 341, 0.30% 12/20/2025		1,567,450	10,964
Japan, Series 21, 0.10% 3/10/2026[4]		1,603,155	11,644
Japan, Series 346, 0.10% 3/20/2027		2,907,900	20,256
Japan, Series 347, 0.10% 6/20/2027		1,000,000	6,965
Japan, Series 23, 0.10% 3/10/2028[4]		7,535,744	55,097
Japan, Series 24, 0.10% 3/10/2029[4]		655,242	4,825
Japan, Series 26, 0.005% 3/10/2031[4]		2,523,674	18,801
Japan, Series 362, 0.10% 3/20/2031		4,272,600	29,262
Japan, Series 363, 0.10% 6/20/2031		850,000	5,812
Japan, Series 152, 1.20% 3/20/2035		9,723,300	72,340
Japan, Series 161, 0.60% 6/20/2037		2,535,250	17,367
Japan, Series 162, 0.60% 9/20/2037		10,420,000	71,237
Japan, Series 173, 0.40% 6/20/2040		462,750	2,970
Japan, Series 176, 0.50% 3/20/2041		741,900	4,794
Japan, Series 182, 1.10% 9/20/2042		10,052,150	71,240
Japan, Series 53, 0.60% 12/20/2046		971,800	6,047
Japan, Series 37, 0.60% 6/20/2050		5,218,850	31,016
Japan, Series 70, 0.70% 3/20/2051		2,521,150	15,278
Japan, Series 73, 0.70% 12/20/2051		6,733,600	40,615
Japan, Series 74, 1.00% 3/20/2052		1,353,400	8,823
Japan, Series 76, 1.40% 9/20/2052		6,346,600	45,617
Japan, Series 77, 1.60% 12/20/2052		1,516,250	11,414
Philippines (Republic of) 0.001% 4/12/2024		5,700,000	39,305
Société Générale 0.804% 10/12/2023		100,000	692
Tunisia (Republic of) 3.28% 8/9/2027		700,000	2,218
			654,498

Chinese yuan renminbi 4.33%
China (People’s Republic of), Series INBK, 2.36% 7/2/2023	CNY	3,710	511
China (People’s Republic of), Series INBK, 2.26% 2/24/2025		7,680	1,058
China (People’s Republic of), Series INBK, 1.99% 4/9/2025		20,000	2,743
China (People’s Republic of), Series INBK, 2.69% 8/12/2026		99,400	13,831
China (People’s Republic of), Series INBK, 2.44% 10/15/2027		150,000	20,646
China (People’s Republic of), Series 1906, 3.29% 5/23/2029		142,000	20,381
China (People’s Republic of), Series 1915, 3.13% 11/21/2029		75,090	10,647
China (People’s Republic of), Series INBK, 3.02% 5/27/2031		18,000	2,540
China (People’s Republic of), Series INBK, 2.75% 2/17/2032		401,350	55,351
China (People’s Republic of), Series INBK, 2.88% 2/25/2033		146,680	20,543
China (People’s Republic of), Series 1910, 3.86% 7/22/2049		434,370	67,973
China (People’s Republic of), Series INBK, 3.39% 3/16/2050		16,400	2,377
China (People’s Republic of), Series INBK, 3.81% 9/14/2050		338,630	52,737
China (People’s Republic of), Series INBK, 3.72% 4/12/2051		12,000	1,845
China (People’s Republic of), Series INBK, 3.53% 10/18/2051		237,360	35,362
China (People’s Republic of), Series INBK, 3.32% 4/15/2052		3,790	545
China Development Bank Corp., Series 2008, 2.89% 6/22/2025		258,050	35,892
China Development Bank Corp., Series 1904, 3.68% 2/26/2026		95,130	13,510
China Development Bank Corp., Series 1909, 3.50% 8/13/2026		48,800	6,925
China Development Bank Corp., Series 2004, 3.43% 1/14/2027		57,380	8,136
China Development Bank Corp., Series 1805, 4.88% 2/9/2028		232,310	35,060
			408,613

6	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
British pounds 3.91%
Abertis Infraestructuras, SA 3.375% 11/27/2026	GBP	4,500	$5,086
Asian Development Bank 1.125% 6/10/2025		2,860	3,321
Comcast Corp. 1.50% 2/20/2029		600	607
Comcast Corp. 1.875% 2/20/2036		400	340
Fiserv, Inc. 2.25% 7/1/2025		150	175
HSBC Holdings PLC 3.00% 5/29/2030 (1-year EUR Annual (vs. 6-month GBP-LIBOR) + 1.77% on 5/29/2029)[1]		5,605	5,784
KfW 1.125% 7/4/2025		6,625	7,672
Lloyds Bank PLC 7.625% 4/22/2025		450	577
Nestle Finance International 2.25% 11/30/2023		400	501
Quebec (Province of) 2.25% 9/15/2026		18,480	21,089
United Kingdom 0.625% 6/7/2025		2,100	2,443
United Kingdom 0.125% 1/30/2026		9,370	10,495
United Kingdom 1.25% 7/22/2027		52,590	58,017
United Kingdom 4.25% 12/7/2027		9,590	11,888
United Kingdom 1.625% 10/22/2028		2,670	2,912
United Kingdom 0.875% 10/22/2029		660	672
United Kingdom 0.375% 10/22/2030		26,030	24,796
United Kingdom 0.25% 7/31/2031		32,480	29,788
United Kingdom 1.00% 1/31/2032		70,490	68,093
United Kingdom 4.25% 6/7/2032		24,330	30,744
United Kingdom 0.625% 7/31/2035		1,708	1,403
United Kingdom 1.75% 9/7/2037		8,230	7,473
United Kingdom 3.75% 1/29/2038		19,800	23,081
United Kingdom 3.25% 1/22/2044		10,110	10,683
United Kingdom 3.50% 1/22/2045		4,905	5,361
United Kingdom 0.875% 1/31/2046		1,830	1,145
United Kingdom 0.625% 10/22/2050		1,190	614
United Kingdom 1.25% 7/31/2051		39,874	25,112
United Kingdom 1.50% 7/31/2053		200	133
United Kingdom 3.75% 10/22/2053		3,110	3,512
United Kingdom 0.50% 10/22/2061		3,470	1,397
United Kingdom 1.125% 10/22/2073		1,770	877
Vodafone Group PLC 5.625% 12/4/2025		540	675
Volkswagen Financial Services NV 0.875% 2/20/2025		1,000	1,157
Volkswagen International Finance NV 3.375% 11/16/2026		700	796
			368,419

Brazilian reais 2.86%
Brazil (Federative Republic of) 0% 10/1/2023	BRL	418,489	84,631
Brazil (Federative Republic of) 0% 1/1/2024		568,149	111,726
Brazil (Federative Republic of) 0% 7/1/2025		26,472	4,542
Brazil (Federative Republic of) 10.00% 1/1/2027		6,665	1,384
Brazil (Federative Republic of) 10.00% 1/1/2029		46,200	9,443
Brazil (Federative Republic of) 10.00% 1/1/2031		3,500	711
Brazil (Federative Republic of) 10.00% 1/1/2033		20,216	4,071
Brazil (Federative Republic of) 6.00% 8/15/2040[4]		11,223	2,502
Brazil (Federative Republic of) 6.00% 8/15/2050[4]		215,809	48,416
Brazilian Government International Bond 6.00% 8/15/2060[4]		11,223	2,546
			269,972

Canadian dollars 2.44%
AT&T, Inc. 5.10% 11/25/2048	CAD	400	276
Canada 0.75% 10/1/2024		65,050	46,730
Canada 2.25% 6/1/2025		92,350	66,908
Canada 3.50% 3/1/2028		129,139	96,743
Canada 4.00% 6/1/2041		1,725	1,438
Canada 3.50% 12/1/2045		2,970	2,357
Canada 2.75% 12/1/2048		22,100	15,556
			230,008

Mexican pesos 2.00%
América Móvil, SAB de CV 9.50% 1/27/2031	MXN	457,610	26,489
América Móvil, SAB de CV, 8.46% 12/18/2036		15,000	782
Petroleos Mexicanos 7.19% 9/12/2024		454,379	24,625
United Mexican States 0% 10/3/2024		49,611	2,545
United Mexican States 4.50% 12/4/2025[4]		565,745	32,215
United Mexican States, Series M, 7.50% 6/3/2027		23,344	1,298

Capital World Bond Fund	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mexican pesos (continued)
United Mexican States, Series M20, 8.50% 5/31/2029	MXN	136,880	$7,925
United Mexican States, Series M, 7.75% 5/29/2031		646,429	35,741
United Mexican States, Series M, 7.50% 5/26/2033		23,000	1,238
United Mexican States, Series M, 7.75% 11/23/2034		10,600	579
United Mexican States, Series M, 8.00% 11/7/2047		101,421	5,418
United Mexican States, Series M, 8.00% 7/31/2053		934,110	49,526
			188,381

Australian dollars 1.75%
Australia (Commonwealth of), Series 157, 1.50% 6/21/2031	AUD	40,000	22,130
Australia (Commonwealth of), Series 166, 3.00% 11/21/2033		80,580	49,019
Australia (Commonwealth of), Series 167, 3.75% 5/21/2034		126,305	81,987
Australia (Commonwealth of), Series 168, 3.50% 12/21/2034		18,000	11,379
Suncorp Group, Ltd. (3-month AUD-BBSW + 2.65%) 6.665% 12/1/2038[5]		450	303
			164,818

South Korean won 1.57%
South Korea (Republic of), Series 2712, 2.375% 12/10/2027	KRW	28,587,150	20,551
South Korea (Republic of), Series 3106, 2.00% 6/10/2031		21,008,450	14,076
South Korea (Republic of), Series 3212, 4.25% 12/10/2032		140,761,140	111,473
South Korea (Republic of), Series 6809, 2.00% 9/10/2068		3,700,000	1,764
			147,864

Indonesian rupiah 1.56%
Indonesia (Republic of), Series 81, 6.50% 6/15/2025	IDR	108,958,000	7,356
Indonesia (Republic of), Series 59, 7.00% 5/15/2027		57,601,000	3,981
Indonesia (Republic of), Series 64, 6.125% 5/15/2028		167,257,000	11,218
Indonesia (Republic of), Series 95, 6.375% 8/15/2028		231,995,000	15,795
Indonesia (Republic of), Series 71, 9.00% 3/15/2029		170,772,000	13,024
Indonesia (Republic of), Series 78, 8.25% 5/15/2029		872,110,000	64,199
Indonesia (Republic of), Series 91, 6.375% 4/15/2032		49,957,000	3,349
Indonesia (Republic of), Series 96, 7.00% 2/15/2033		150,000,000	10,534
Indonesia (Republic of), Series 65, 6.625% 5/15/2033		10,000,000	679
Indonesia (Republic of), Series 68, 8.375% 3/15/2034		143,268,000	11,009
Indonesia (Republic of), Series 79, 8.375% 4/15/2039		43,000,000	3,349
Indonesia (Republic of) 7.125% 6/15/2042		38,000,000	2,655
			147,148

Colombian pesos 1.15%
Colombia (Republic of), Series B, 5.75% 11/3/2027	COP	43,717,800	9,028
Colombia (Republic of), Series B, 7.00% 3/26/2031		289,234,800	58,505
Colombia (Republic of), Series B, 7.00% 6/30/2032		643,700	127
Colombia (Republic of), Series B, 13.25% 2/9/2033		72,151,500	20,306
Colombia (Republic of), Series B, 7.25% 10/18/2034		13,691,600	2,650
Colombia (Republic of), Series B, 9.25% 5/28/2042		1,374,400	295
Colombia (Republic of), Series B, 7.25% 10/26/2050		101,696,300	17,329
			108,240

Danish kroner 0.59%
Nykredit Realkredit AS, Series 01E, 2.00% 7/1/2037[6]	DKK	15,565	2,053
Nykredit Realkredit AS, Series 01E, 1.50% 10/1/2040[6]		94,722	11,761
Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2043[6]		232,875	25,724
Nykredit Realkredit AS, Series 01E, 2.50% 10/1/2047[6]		7,192	923
Nykredit Realkredit AS, Series CCE, 1.00% 10/1/2050[6]		52,050	5,497
Nykredit Realkredit AS, Series 01E, 1.00% 10/1/2053[6]		72,468	7,549
Realkredit Danmark AS 1.00% 10/1/2053[6]		19,736	2,053
			55,560

South African rand 0.50%
South Africa (Republic of), Series R-2030, 8.00% 1/31/2030	ZAR	147,317	6,917
South Africa (Republic of), Series R-2032, 8.25% 3/31/2032		41,952	1,874
South Africa (Republic of), Series R-2035, 8.875% 2/28/2035		662,620	28,862
South Africa (Republic of), Series R-2037, 8.50% 1/31/2037		27,171	1,104
South Africa (Republic of), Series R-2040, 9.00% 1/31/2040		33,946	1,388
South Africa (Republic of), Series R-214, 6.50% 2/28/2041		15,200	479
South Africa (Republic of), Series R-2048, 8.75% 2/28/2048		169,127	6,523
			47,147

8	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
New Zealand dollars 0.29%
New Zealand 4.50% 5/15/2030	NZD	43,896	$26,814
New Zealand 2.00% 5/15/2032		1,350	674
			27,488

Peruvian nuevos soles 0.18%
Peru (Republic of) 5.94% 2/12/2029	PEN	4,217	1,140
Peru (Republic of) 6.15% 8/12/2032		58,190	15,329
Peru (Republic of) 6.90% 8/12/2037		907	247
Peru (Republic of) 6.85% 2/12/2042		929	251
			16,967

Malaysian ringgits 0.17%
Malaysia (Federation of), Series 0116, 3.80% 8/17/2023	MYR	10,770	2,306
Malaysia (Federation of), Series 0319, 3.478% 6/14/2024		4,834	1,037
Malaysia (Federation of), Series 0120, 3.422% 9/30/2027		5,643	1,199
Malaysia (Federation of), Series 0417, 3.899% 11/16/2027		12,000	2,597
Malaysia (Federation of), Series 0220, 2.632% 4/15/2031		1,426	280
Malaysia (Federation of), Series 0415, 4.254% 5/31/2035		6,900	1,502
Malaysia (Federation of), Series 0317, 4.762% 4/7/2037		12,630	2,890
Malaysia (Federation of), Series 0219, 4.467% 9/15/2039		8,000	1,778
Malaysia (Federation of), Series 0519, 3.757% 5/22/2040		10,030	2,046
Malaysia (Federation of), Series 0221, 4.417% 9/30/2041		1,281	283
Malaysia (Federation of), Series 0120, 4.065% 6/15/2050		2,081	435
			16,353

Czech korunas 0.14%
Czech Republic 0.45% 10/25/2023	CZK	7,390	333
Czech Republic 2.40% 9/17/2025		128,310	5,546
Czech Republic 0.25% 2/10/2027		114,650	4,486
Czech Republic 1.20% 3/13/2031		27,400	1,001
Czech Republic 1.95% 7/30/2037		37,510	1,299
Czech Republic 1.50% 4/24/2040		22,070	666
			13,331

Chilean pesos 0.13%
Chile (Republic of) 4.70% 9/1/2030	CLP	9,460,000	11,424
Chile (Republic of) 5.00% 3/1/2035		610,000	755
			12,179

Indian rupees 0.10%
HDFC Bank, Ltd. 7.95% 9/21/2026	INR	200,000	2,454
India (Republic of) 5.15% 11/9/2025		624,800	7,320
			9,774

Thai baht 0.09%
Thailand (Kingdom of) 2.125% 12/17/2026	THB	111,000	3,134
Thailand (Kingdom of) 1.00% 6/17/2027		23,949	646
Thailand (Kingdom of) 3.65% 6/20/2031		108,200	3,325
Thailand (Kingdom of) 1.60% 6/17/2035		33,446	840
Thailand (Kingdom of) 3.30% 6/17/2038		10,430	310
Thailand (Kingdom of) 2.00% 6/17/2042		12,988	315
			8,570

Polish zloty 0.07%
Poland (Republic of), Series 1029, 2.75% 10/25/2029	PLN	30,261	6,349
Poland (Republic of), Series 0432, 1.75% 4/25/2032		3,824	687
			7,036

Hungarian forints 0.07%
Hungary (Republic of), Series C, 1.50% 8/23/2023	HUF	530,500	1,533
Hungary (Republic of), Series A, 6.75% 10/22/2028		1,320,670	3,719
Hungary (Republic of) 2.00% 5/23/2029		312,710	696
Hungary (Republic of), Series 41-A, 3.00% 4/25/2041		399,780	732
			6,680

Capital World Bond Fund	9

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Ukrainian hryvnia 0.06%
Ukraine 10.00% 8/23/2023[7]	UAH	17,650	$302
Ukraine 10.95% 11/1/2023		88,995	1,498
Ukraine 9.99% 5/22/2024		111,221	1,872
Ukraine 15.84% 2/26/2025		81,556	1,487
Ukraine 15.84% 2/26/2025[3]		9,100	166
			5,325

Romanian leu 0.04%
Romania 4.75% 2/24/2025	RON	11,740	2,522
Romania 4.75% 10/11/2034		5,365	996
			3,518

Russian rubles 0.02%
Russian Federation 7.00% 1/25/2023[3,7]	RUB	85,315	—	[8]
Russian Federation 8.15% 2/3/2027[3]		188,225	1,048
Russian Federation 2.50% 2/2/2028[3,4]		35	—	[8]
Russian Federation 7.70% 3/23/2033[3]		102,563	384
Russian Federation 6.10% 7/18/2035[3]		95,606	358
			1,790

Norwegian kroner 0.02%
Norway (Kingdom of) 2.125% 5/18/2032	NOK	18,660	1,538

U.S. dollars 44.81%
1375209 B.C., Ltd. 9.00% 1/30/2028[9]	USD	335	336
7-Eleven, Inc. 1.30% 2/10/2028[9]		361	305
7-Eleven, Inc. 1.80% 2/10/2031[9]		6,811	5,390
AbbVie, Inc. 3.20% 11/21/2029		1,004	909
Abu Dhabi (Emirate of) 0.75% 9/2/2023[9]		18,355	18,193
Abu Dhabi (Emirate of) 3.875% 4/16/2050		1,452	1,224
Adobe, Inc. 2.15% 2/1/2027		6,134	5,638
Advisor Group Holdings, Inc. 10.75% 8/1/2027[9]		1,293	1,303
AEP Transmission Co., LLC 5.40% 3/15/2053		1,000	1,030
AerCap Ireland Capital DAC 5.75% 6/6/2028		1,645	1,633
Aeropuerto Internacional de Tocumen, SA 5.125% 8/11/2061[9]		4,875	3,763
Aethon United BR, LP 8.25% 2/15/2026[9]		675	664
AG Issuer, LLC 6.25% 3/1/2028[9]		1,830	1,745
AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[9]		602	618
AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025)[1,9]		7,600	7,724
Alabama Power Co. 3.00% 3/15/2052		7,280	4,925
Albertsons Companies, Inc. 3.25% 3/15/2026[9]		200	185
Albertsons Companies, Inc. 3.50% 3/15/2029[9]		1,185	1,027
Alliant Holdings Intermediate, LLC 6.75% 10/15/2027[9]		1,315	1,238
Alliant Holdings Intermediate, LLC 6.75% 4/15/2028[9]		360	357
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029[9]		765	666
Allied Universal Holdco, LLC 9.75% 7/15/2027[9]		730	646
Allied Universal Holdco, LLC 6.00% 6/1/2029[9]		320	237
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029[9]		400	407
Almonde, Inc., Term Loan B, (3-month USD-LIBOR + 3.50%) 9.231% 6/13/2024[5,10]		549	528
Almonde, Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 12.405% 6/13/2025[5,10]		775	704
Altice France Holding SA 10.50% 5/15/2027[9]		240	146
Altice France SA 5.125% 7/15/2029[9]		390	277
Amazon.com, Inc. 4.60% 12/1/2025		4,539	4,505
Amazon.com, Inc. 3.45% 4/13/2029		1,045	985
Amazon.com, Inc. 4.70% 12/1/2032		798	805
Amazon.com, Inc. 3.875% 8/22/2037		375	343
American Credit Acceptance Receivables Trust, Series 2022-3, Class C, 4.86% 10/13/2028[6,9]		1,578	1,544
American Express Co. 5.043% 5/1/2034 (USD-SOFR + 1.835% on 5/1/2033)[1]		5,875	5,750
American Honda Finance Corp. 3.55% 1/12/2024		1,000	989
American International Group, Inc. 5.125% 3/27/2033		270	264
American International Group, Inc. 4.80% 7/10/2045		500	445
American International Group, Inc. 4.375% 6/30/2050		1,773	1,500
AmerisourceBergen Corp. 2.70% 3/15/2031		3,838	3,265
Amgen, Inc. 1.90% 2/21/2025		1,538	1,451
Amgen, Inc. 2.20% 2/21/2027		1,179	1,072
Amgen, Inc. 3.00% 2/22/2029		75	68

10	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
Amgen, Inc. 4.05% 8/18/2029	USD	2,275	$2,159
Amgen, Inc. 5.25% 3/2/2030		973	976
Amgen, Inc. 2.00% 1/15/2032		397	314
Amgen, Inc. 4.20% 3/1/2033		2,525	2,358
Amgen, Inc. 5.25% 3/2/2033		10,954	10,973
Amgen, Inc. 4.875% 3/1/2053		1,409	1,297
Amgen, Inc. 5.65% 3/2/2053		9,271	9,395
AmWINS Group, Inc. 4.875% 6/30/2029[9]		870	787
Anglo American Capital PLC 5.625% 4/1/2030[9]		3,850	3,837
Anglo American Capital PLC 2.875% 3/17/2031[9]		1,100	909
Angola (Republic of) 9.50% 11/12/2025		7,600	7,446
Angola (Republic of) 8.25% 5/9/2028		350	311
Angola (Republic of) 8.00% 11/26/2029		200	170
Anheuser-Busch InBev Worldwide, Inc. 4.75% 1/23/2029		6,201	6,177
Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/2049		1,011	1,067
Anheuser-Busch InBev Worldwide, Inc. 4.50% 6/1/2050		2,644	2,442
Anywhere Real Estate Group, LLC 5.75% 1/15/2029[9]		395	296
Anywhere Real Estate Group, LLC 5.25% 4/15/2030[9]		345	246
Aon Corp. 2.60% 12/2/2031		1,750	1,443
Aon Corp. 5.00% 9/12/2032		1,000	988
Aon Corp. 5.35% 2/28/2033		681	687
Aon Corp. 3.90% 2/28/2052		500	393
Apache Corp. 5.10% 9/1/2040		195	159
Apache Corp. 5.35% 7/1/2049		160	125
Apple, Inc. 4.00% 5/10/2028		2,675	2,633
Apple, Inc. 4.30% 5/10/2033		2,225	2,214
Apple, Inc. 2.375% 2/8/2041		1,625	1,200
Apple, Inc. 2.70% 8/5/2051		1,450	1,011
Apple, Inc. 4.85% 5/10/2053		1,193	1,223
ARD Finance SA 6.50% Cash 6/30/2027[9,11]		577	469
Aretec Escrow Issuer, Inc. 7.50% 4/1/2029[9]		1,250	1,087
Argentine Republic 0.50% 7/9/2030 (0.75% on 7/9/2023)[1]		25,356	8,483
Argentine Republic 1.50% 7/9/2035 (3.625% on 7/9/2023)[1]		4,190	1,260
Asbury Automotive Group, Inc. 5.00% 2/15/2032[9]		1,150	1,003
Ascensus, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 11.688% 8/2/2029[5,10]		515	463
Ascent Resources Utica Holdings, LLC 8.25% 12/31/2028[9]		592	583
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029[9]		220	196
Ashtead Capital, Inc. 5.50% 8/11/2032[9]		400	387
Asian Development Bank 4.125% 9/27/2024		1,025	1,009
Asian Development Bank 3.875% 9/28/2032		237	235
AssuredPartners, Inc. 7.00% 8/15/2025[9]		470	465
AssuredPartners, Inc. 5.625% 1/15/2029[9]		1,420	1,230
AstraZeneca Finance, LLC 1.75% 5/28/2028		2,432	2,109
AstraZeneca Finance, LLC 2.25% 5/28/2031		6,988	5,900
AstraZeneca Finance, LLC 4.875% 3/3/2033		2,433	2,469
AstraZeneca PLC 4.00% 1/17/2029		1,000	965
AstraZeneca PLC 1.375% 8/6/2030		360	290
AT&T, Inc. 2.30% 6/1/2027		1,625	1,462
AT&T, Inc. 1.65% 2/1/2028		4,206	3,617
AT&T, Inc. 2.75% 6/1/2031		10,851	9,159
AT&T, Inc. 2.25% 2/1/2032		5,900	4,688
AT&T, Inc. 2.55% 12/1/2033		800	629
AT&T, Inc. 5.40% 2/15/2034		5,086	5,097
AT&T, Inc. 3.50% 9/15/2053		1,347	955
Avantor Funding, Inc. 4.625% 7/15/2028[9]		1,050	974
Avantor Funding, Inc. 3.875% 11/1/2029[9]		630	552
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027[6,9]		11,562	11,321
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[6,9]		6,513	6,509
Axiata SPV2 Berhad 2.163% 8/19/2030		251	213
B&G Foods, Inc. 5.25% 4/1/2025		410	392
B&G Foods, Inc. 5.25% 9/15/2027		1,180	1,027
Baker Hughes Holdings, LLC 4.486% 5/1/2030		2,288	2,210
Ball Corp. 6.00% 6/15/2029		630	626
Banco Santander, SA 5.147% 8/18/2025		7,000	6,879
Bangkok Bank Public Co., Ltd. 4.05% 3/19/2024		1,210	1,194
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[1]		9,080	7,708

Capital World Bond Fund	11

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[1,9]	USD	290	$246
Bank of America Corp. 1.734% 7/22/2027 (USD-SOFR + 0.96% on 7/22/2026)[1]		13,616	12,164
Bank of America Corp. 5.202% 4/25/2029 (USD-SOFR + 1.63% on 4/25/2028)[1]		1,674	1,657
Bank of America Corp. 2.496% 2/13/2031 (3-month USD CME Term SOFR + 1.252% on 2/13/2030)[1]		8,240	6,903
Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030)[1]		5,580	4,446
Bank of America Corp. 5.015% 7/22/2033 (USD-SOFR + 2.16% on 7/22/2032)[1]		2,488	2,435
Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033)[1]		3,136	3,108
Bank of Ireland Group PLC 6.253% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 9/16/2025)[1,9]		350	348
Barclays PLC 5.304% 8/9/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 8/9/2025)[1]		6,200	6,050
Barclays PLC 5.501% 8/9/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 8/5/2027)[1]		8,500	8,296
BAT Capital Corp. 3.215% 9/6/2026		2	2
BAT Capital Corp. 4.70% 4/2/2027		775	751
BAT Capital Corp. 3.557% 8/15/2027		2,450	2,254
BAT Capital Corp. 3.462% 9/6/2029		5,900	5,116
Bath & Body Works, Inc. 6.625% 10/1/2030[9]		565	546
Bath & Body Works, Inc. 6.875% 11/1/2035		528	484
Bausch Health Americas, Inc. 9.25% 4/1/2026[9]		1,452	1,225
Bausch Health Americas, Inc. 8.50% 1/31/2027[9]		45	25
Bausch Health Companies, Inc. 5.50% 11/1/2025[9]		1,030	911
Bausch Health Companies, Inc. 9.00% 12/15/2025[9]		175	153
Bausch Health Companies, Inc. 5.75% 8/15/2027[9]		315	193
Bausch Health Companies, Inc. 5.00% 2/15/2029[9]		200	84
Bausch Health Companies, Inc. 7.25% 5/30/2029[9]		700	298
Bausch Health Companies, Inc. 5.25% 1/30/2030[9]		200	83
Bausch Health Companies, Inc. 14.00% 10/15/2030[9]		1,125	675
Bausch Health Companies, Inc. 5.25% 2/15/2031[9]		1,000	419
Baxter International, Inc. 2.539% 2/1/2032		6,119	4,960
Bayer US Finance II, LLC 3.875% 12/15/2023[9]		3,440	3,407
Becton, Dickinson and Company 2.823% 5/20/2030		975	853
Berkshire Hathaway Energy Company 4.60% 5/1/2053		740	635
Berkshire Hathaway Finance Corp. 2.875% 3/15/2032		532	469
Berkshire Hathaway Finance Corp. 3.85% 3/15/2052		770	637
BHP Billiton Finance (USA), Ltd. 4.875% 2/27/2026		2,000	1,991
BHP Billiton Finance (USA), Ltd. 4.75% 2/28/2028		1,200	1,193
BIP-V Chinook Holdco, LLC 5.50% 6/15/2031[9]		815	728
BlackRock, Inc. 4.75% 5/25/2033		3,700	3,639
Blackstone Holdings Finance Co., LLC 5.90% 11/3/2027[9]		1,485	1,504
Blue Racer Midstream, LLC 7.625% 12/15/2025[9]		890	901
Bluestar Finance Holdings, Ltd. 3.10% junior subordinated perpetual bonds (3-year UST Yield Curve Rate T Note Constant Maturity + 5.634% on 7/12/2024)[1]		526	510
BMW Finance NV 2.40% 8/14/2024[9]		3,000	2,895
BMW US Capital, LLC 3.15% 4/18/2024[9]		1,277	1,252
BMW US Capital, LLC 3.90% 4/9/2025[9]		2,500	2,440
BMW US Capital, LLC 4.15% 4/9/2030[9]		2,500	2,392
BMW US Capital, LLC 2.55% 4/1/2031[9]		737	627
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[1,9]		1,200	1,000
BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031)[1,9]		10,500	8,609
Boeing Co. 4.875% 5/1/2025		2,337	2,305
Boeing Co. 2.75% 2/1/2026		8,976	8,362
Boeing Co. 2.196% 2/4/2026		250	230
Boeing Co. 2.70% 2/1/2027		2,020	1,847
Boeing Co. 5.04% 5/1/2027		1,099	1,086
Boeing Co. 5.15% 5/1/2030		1,490	1,477
Boeing Co. 3.625% 2/1/2031		2,366	2,132
Boeing Co. 5.705% 5/1/2040		1,250	1,248
Boeing Co. 5.805% 5/1/2050		1,713	1,708
Bombardier, Inc. 7.125% 6/15/2026[9]		470	467
Bombardier, Inc. 7.875% 4/15/2027[9]		550	549
Bombardier, Inc. 6.00% 2/15/2028[9]		510	483
Bombardier, Inc. 7.50% 2/1/2029[9]		398	394
Booz Allen Hamilton, Inc. 3.875% 9/1/2028[9]		330	299
Booz Allen Hamilton, Inc. 4.00% 7/1/2029[9]		890	798
Boston Gas Co. 3.15% 8/1/2027[9]		1,105	1,006
Boston Properties, LP 6.50% 1/15/2034		1,676	1,688

12	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
Boston Scientific Corp. 3.45% 3/1/2024	USD	1,217	$1,197
Boston Scientific Corp. 2.65% 6/1/2030		1,151	1,004
Boston Scientific Corp. 4.70% 3/1/2049		119	112
Boxer Parent Co., Inc. 9.125% 3/1/2026[9]		1,000	997
Boyd Gaming Corp. 4.75% 12/1/2027		805	763
Boyd Gaming Corp. 4.75% 6/15/2031[9]		260	233
Boyne USA, Inc. 4.75% 5/15/2029[9]		1,535	1,385
BP Capital Markets America, Inc. 4.893% 9/11/2033		862	854
BPCE 5.70% 10/22/2023[9]		850	846
BPCE 2.045% 10/19/2027 (USD-SOFR + 1.087% on 10/19/2026)[1,9]		7,500	6,546
Brazil (Federative Republic of) 6.00% 10/20/2033		10,540	10,439
British Columbia (Province of) 4.20% 7/6/2033		8,014	8,004
Broadcom Corp. 3.875% 1/15/2027		1,667	1,590
Broadcom, Inc. 4.00% 4/15/2029[9]		5,613	5,188
Broadcom, Inc. 4.75% 4/15/2029		1,950	1,888
Broadcom, Inc. 3.419% 4/15/2033[9]		2,575	2,155
Broadcom, Inc. 3.469% 4/15/2034[9]		983	807
Brookfield Property REIT, Inc. 4.50% 4/1/2027[9]		310	261
BWX Technologies, Inc. 4.125% 6/30/2028[9]		300	274
BWX Technologies, Inc. 4.125% 4/15/2029[9]		685	619
BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 5.893% 9/15/2036[5,6,9]		8,630	8,361
BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 6.092% 10/15/2036[5,6,9]		6,464	6,272
Caesars Entertainment, Inc. 6.25% 7/1/2025[9]		250	249
Caesars Entertainment, Inc. 8.125% 7/1/2027[9]		575	589
Caesars Entertainment, Inc. 4.625% 10/15/2029[9]		445	389
Caesars Entertainment, Inc. 7.00% 2/15/2030[9]		1,722	1,731
Caesars Entertainment, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.452% 2/6/2030[5,9,10]		95	95
Caisse d’Amortissement de la Dette Sociale 4.00% 1/25/2026[9]		1,861	1,828
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[1,9]		6,825	6,815
California Resources Corp. 7.125% 2/1/2026[9]		820	825
Callon Petroleum Co. 7.50% 6/15/2030[9]		225	213
Canadian Natural Resources, Ltd. 2.95% 7/15/2030		10,338	8,884
Canadian Pacific Railway Co. 1.75% 12/2/2026		1,408	1,266
Canadian Pacific Railway Co. 3.10% 12/2/2051		16,770	11,919
CAN-PACK Spolka Akcyjna 3.875% 11/15/2029[9]		255	208
Capital One Financial Corp. 5.468% 2/1/2029 (USD-SOFR + 2.08% on 2/1/2028)[1]		2,025	1,941
Capital One Financial Corp. 6.312% 6/8/2029 (USD-SOFR + 2.64% on 6/8/2028)[1]		1,275	1,267
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033)[1]		400	397
Carnival Corp. 5.75% 3/1/2027[9]		400	369
Carnival Corp. 4.00% 8/1/2028[9]		375	333
Carnival Corp. 6.00% 5/1/2029[9]		725	648
Carrier Global Corp. 2.493% 2/15/2027		167	152
Carrier Global Corp. 2.722% 2/15/2030		103	89
Carrier Global Corp. 3.377% 4/5/2040		989	760
Catalent Pharma Solutions, Inc. 5.00% 7/15/2027[9]		470	432
Catalent Pharma Solutions, Inc. 3.50% 4/1/2030[9]		585	474
CCO Holdings, LLC 5.125% 5/1/2027[9]		800	746
CCO Holdings, LLC 4.75% 3/1/2030[9]		495	424
CCO Holdings, LLC 4.50% 8/15/2030[9]		713	594
CCO Holdings, LLC 4.25% 2/1/2031[9]		920	745
CCO Holdings, LLC 4.75% 2/1/2032[9]		725	592
CCO Holdings, LLC 4.50% 5/1/2032		10	8
CCO Holdings, LLC 4.50% 6/1/2033[9]		850	668
CCO Holdings, LLC 4.25% 1/15/2034[9]		475	359
CDK Global, Inc. 7.25% 6/15/2029[9]		100	99
Cedar Fair, LP 5.50% 5/1/2025[9]		770	765
Celanese US Holdings, LLC 6.379% 7/15/2032		1,379	1,392
Centene Corp. 4.625% 12/15/2029		1,885	1,737
CenterPoint Energy Houston Electric, LLC 3.60% 3/1/2052		1,295	1,008
Central Garden & Pet Co. 4.125% 10/15/2030		725	608
Central Garden & Pet Co. 4.125% 4/30/2031[9]		185	153
Charles River Laboratories International, Inc. 4.25% 5/1/2028[9]		430	394
Charles Schwab Corp. 5.853% 5/19/2034 (USD-SOFR + 2.50% on 5/19/2033)[1]		1,152	1,170
Charter Communications Operating, LLC 2.80% 4/1/2031		3,800	3,059
Charter Communications Operating, LLC 2.30% 2/1/2032		2,900	2,197
Charter Communications Operating, LLC 3.70% 4/1/2051		1,500	949

Capital World Bond Fund	13

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
Cheniere Energy Partners, LP 4.50% 10/1/2029	USD	810	$744
Cheniere Energy Partners, LP 4.00% 3/1/2031		425	375
Cheniere Energy Partners, LP 3.25% 1/31/2032		309	255
Chesapeake Energy Corp. 5.875% 2/1/2029[9]		965	918
Chesapeake Energy Corp. 6.75% 4/15/2029[9]		315	313
Chevron Corp. 1.995% 5/11/2027		1,048	952
Chevron Corp. 2.236% 5/11/2030		4,252	3,705
Chevron USA, Inc. 1.018% 8/12/2027		2,656	2,311
Chile (Republic of) 2.75% 1/31/2027		200	186
Chile (Republic of) 4.34% 3/7/2042		715	637
Chile (Republic of) 4.00% 1/31/2052		335	274
Chord Energy Corp. 6.375% 6/1/2026[9]		330	327
CHS / Community Health Systems, Inc. 5.625% 3/15/2027[9]		410	362
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 6/10/2028[5,6,9]		8,128	8,128
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028[5,6,9]		5,275	5,372
Citigroup, Inc. 0.981% 5/1/2025 (USD-SOFR + 0.669% on 5/1/2024)[1]		8,832	8,454
Citigroup, Inc. 3.106% 4/8/2026 (USD-SOFR + 2.842% on 3/8/2026)[1]		12,965	12,385
Citigroup, Inc. 1.462% 6/9/2027 (USD-SOFR + 0.67% on 6/9/2026)[1]		13,050	11,594
Citigroup, Inc. 2.976% 11/5/2030 (USD-SOFR + 1.422% on 11/5/2029)[1]		2,520	2,186
Civitas Resources, Inc. 8.375% 7/1/2028[9]		190	192
Civitas Resources, Inc. 8.75% 7/1/2031[9]		765	777
CK Hutchison International (20), Ltd. 3.375% 5/8/2050		250	190
CK Hutchison International (23), Ltd. 4.75% 4/21/2028[9]		1,855	1,835
Clarios Global, LP 8.50% 5/15/2027[9]		300	301
Clarivate Science Holdings Corp. 4.875% 7/1/2029[9]		275	244
Clean Harbors, Inc. 5.125% 7/15/2029[9]		200	190
Clean Harbors, Inc. 6.375% 2/1/2031[9]		763	768
Cleveland-Cliffs, Inc. 6.75% 3/15/2026[9]		225	228
Cleveland-Cliffs, Inc. 5.875% 6/1/2027		175	171
Cleveland-Cliffs, Inc. 4.625% 3/1/2029[9]		143	129
Cleveland-Cliffs, Inc. 4.875% 3/1/2031[9]		593	522
Cloud Software Group, Inc. 6.50% 3/31/2029[9]		1,500	1,337
Cloud Software Group, Inc. 9.00% 9/30/2029[9]		1,100	962
CNX Resources Corp. 7.25% 3/14/2027[9]		1,035	1,025
Coca-Cola Co. 1.375% 3/15/2031		987	791
Coca-Cola Co. 2.50% 3/15/2051		710	486
Coinbase Global, Inc. 3.375% 10/1/2028[9]		75	50
Coinbase Global, Inc. 3.625% 10/1/2031[9]		450	266
Colombia (Republic of) 8.00% 4/20/2033		290	295
Colombia (Republic of) 7.50% 2/2/2034		615	603
Colombia (Republic of) 5.00% 6/15/2045		1,676	1,171
Colombia (Republic of) 5.20% 5/15/2049		664	458
Comcast Corp. 3.95% 10/15/2025		4,395	4,285
Comcast Corp. 4.55% 1/15/2029		2,600	2,555
Comcast Corp. 1.95% 1/15/2031		642	526
Comcast Corp. 1.50% 2/15/2031		5,500	4,377
Comcast Corp. 4.80% 5/15/2033		800	792
Comcast Corp. 2.80% 1/15/2051		101	67
Comcast Corp. 5.35% 5/15/2053		473	481
Commonwealth Bank of Australia 2.688% 3/11/2031[9]		17,875	14,028
CommScope Technologies, LLC 6.00% 6/15/2025[9]		877	819
CommScope, Inc. 8.25% 3/1/2027[9]		225	180
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029[9]		2,225	1,953
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032[9]		475	385
Comstock Resources, Inc. 6.75% 3/1/2029[9]		1,415	1,296
Comstock Resources, Inc. 5.875% 1/15/2030[9]		340	296
Conagra Brands, Inc. 5.30% 11/1/2038		1,511	1,453
Conagra Brands, Inc. 5.40% 11/1/2048		1,411	1,346
Condor Merger Sub, Inc. 7.375% 2/15/2030[9]		300	261
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 7.367% 5/25/2043[5,6,9]		11,637	11,699
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 6.967% 6/25/2043[5,6,9]		7,552	7,578
ConocoPhillips Co. 3.80% 3/15/2052		2,275	1,845
ConocoPhillips Co. 5.30% 5/15/2053		634	645
Constellation Brands, Inc. 4.35% 5/9/2027		1,305	1,273
Constellation Brands, Inc. 2.875% 5/1/2030		839	728

14	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
Constellation Brands, Inc. 2.25% 8/1/2031	USD	1,859	$1,520
Constellation Brands, Inc. 4.75% 5/9/2032		813	789
Constellation Brands, Inc. 4.90% 5/1/2033		456	448
Constellation Oil Services Holding SA 4.00% PIK 12/31/2026[11]		2,777	1,644
Consumers Energy Co. 4.625% 5/15/2033		2,925	2,848
Consumers Energy Co. 3.25% 8/15/2046		1,162	859
Consumers Energy Co. 3.10% 8/15/2050		185	131
Consumers Energy Co. 2.65% 8/15/2052		173	111
Corebridge Financial, Inc. 3.50% 4/4/2025		157	150
Corebridge Financial, Inc. 3.65% 4/5/2027		548	512
Corebridge Financial, Inc. 3.85% 4/5/2029		746	672
Corebridge Financial, Inc. 3.90% 4/5/2032		5,980	5,204
Corebridge Financial, Inc. 4.35% 4/5/2042		162	131
Corebridge Financial, Inc. 4.40% 4/5/2052		390	307
CoreLogic, Inc. 4.50% 5/1/2028[9]		1,165	941
CoreLogic, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 7.00% 6/4/2029[5,10]		300	244
Corporate Office Properties, LP 2.25% 3/15/2026		1,048	929
Corporate Office Properties, LP 2.00% 1/15/2029		511	390
Corporate Office Properties, LP 2.90% 12/1/2033		1,075	746
Costa Rica (Republic of) 6.125% 2/19/2031[9]		2,480	2,468
Covanta Holding Corp. 4.875% 12/1/2029[9]		145	126
CPS Auto Receivables Trust, Series 2022-C, Class B, 4.88% 4/15/2030[6,9]		2,188	2,152
Crédit Agricole SA 1.247% 1/26/2027 (USD-SOFR + 0.892% on 1/26/2026)[1,9]		4,588	4,067
Crescent Energy Finance, LLC 9.25% 2/15/2028[9]		1,153	1,120
Crestwood Midstream Partners, LP 6.00% 2/1/2029[9]		300	280
Crestwood Midstream Partners, LP 8.00% 4/1/2029[9]		400	406
Crestwood Midstream Partners, LP 7.375% 2/1/2031[9]		349	344
CRH America, Inc. 5.125% 5/18/2045[9]		3,000	2,712
Crown Castle, Inc. 5.00% 1/11/2028		2,359	2,318
Crown Castle, Inc. 2.50% 7/15/2031		1,074	883
CSN Resources SA 7.625% 4/17/2026		15,856	15,739
CSX Corp. 4.25% 3/15/2029		3,355	3,250
CSX Corp. 4.10% 11/15/2032		1,000	947
CSX Corp. 2.50% 5/15/2051		289	184
Cushman & Wakefield U.S. Borrower, LLC 6.75% 5/15/2028[9]		700	634
CVR Partners, LP 6.125% 6/15/2028[9]		140	122
CVS Health Corp. 3.25% 8/15/2029		1,798	1,616
CVS Health Corp. 5.125% 2/21/2030		3,000	2,981
CVS Health Corp. 5.25% 2/21/2033		1,227	1,223
CVS Health Corp. 5.30% 6/1/2033		3,284	3,281
CVS Health Corp. 6.00% 6/1/2063		94	97
Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[9]		6,550	6,195
Daimler Trucks Finance North America, LLC 5.125% 1/19/2028[9]		191	189
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[9]		1,100	953
Daimler Trucks Finance North America, LLC 2.50% 12/14/2031[9]		2,625	2,134
Darling Ingredients, Inc. 5.25% 4/15/2027[9]		175	170
Darling Ingredients, Inc. 6.00% 6/15/2030[9]		1,340	1,310
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[1]		10,009	8,608
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[1]		850	852
Deutsche Bank AG 7.079% 2/10/2034 (USD-SOFR + 3.65% on 2/10/2033)[1]		1,500	1,388
Development Bank of Mongolia, LLC 7.25% 10/23/2023		14,505	14,451
Diamond Sports Group, LLC 6.625% 8/15/2027[3,9]		1,240	32
Diebold Nixdorf, Inc. 9.375% 7/15/2025[3,9]		469	87
Diebold Nixdorf, Inc., Term Loan B1, (USD-SOFR + 7.50%) 11.50% 10/2/2023[5,10]		405	383
Diebold Nixdorf, Inc., Term Loan B2, (USD-SOFR + 7.50%) 11.50% 10/2/2023[5,10]		263	249
Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 10.479% 7/15/2025[3,5,10]		374	67
DIRECTV Financing, LLC 5.875% 8/15/2027[9]		385	349
DIRECTV Financing, LLC, Term Loan, (3-month USD CME Term SOFR + 5.00%) 10.217% 8/2/2027[5,10]		699	685
Discover Financial Services 6.70% 11/29/2032		102	105
Discovery Communications, LLC 3.625% 5/15/2030		2,669	2,343
DISH DBS Corp. 5.875% 11/15/2024		740	648
DISH DBS Corp. 7.75% 7/1/2026		175	108
DISH Network Corp. 11.75% 11/15/2027[9]		2,785	2,721
DNB Bank ASA 5.896% 10/9/2026 (USD-SOFR + 1.95% on 10/9/2025)[1,9]		1,000	991
Dominican Republic 5.50% 2/22/2029[9]		2,850	2,674
Dominican Republic 5.875% 1/30/2060		3,720	2,892
Dow Chemical Co. (The) 4.80% 5/15/2049		495	432

Capital World Bond Fund	15

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
U.S. dollars (continued)
Dow Chemical Co. (The) 3.60% 11/15/2050	USD	485		$362
DTE Electric Co. 2.625% 3/1/2031		1,033		884
DTE Electric Co. 5.20% 4/1/2033		2,000		2,033
DTE Energy Company 3.00% 3/1/2032		1,000		862
Duke Energy Carolinas, LLC 5.35% 1/15/2053		943		957
Earthstone Energy Holdings, LLC 9.875% 7/15/2031[9]		275		272
Ecopetrol SA 6.875% 4/29/2030		9,510		8,683
Edison International 4.125% 3/15/2028		4,928		4,603
Edison International 5.25% 11/15/2028		3,150		3,068
Edison International 6.95% 11/15/2029		925		974
Edison International 5.00% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.901% on 3/15/2027)[1]		475		412
EDP Finance BV 6.30% 10/11/2027[9]		2,730		2,804
Egypt (Arab Republic of) 6.588% 2/21/2028		4,109		2,710
Egypt (Arab Republic of) 7.053% 1/15/2032		1,112		633
EIDP, Inc. 4.50% 5/15/2026		903		887
EIDP, Inc. 4.80% 5/15/2033		1,322		1,295
Electricité de France SA 3.625% 10/13/2025[9]		760		730
Electricité de France SA 4.50% 9/21/2028[9]		1,722		1,645
Electricité de France SA 6.25% 5/23/2033[9]		5,375		5,468
Electricité de France SA 4.875% 9/21/2038[9]		7,267		6,112
Electricité de France SA 4.875% 1/22/2044[9]		325		269
Electricité de France SA 5.00% 9/21/2048[9]		768		635
Electricité de France SA 6.90% 5/23/2053[9]		7,000		7,261
Electricité de France SA 9.125% 12/31/2079 (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[1,9]		2,000		2,056
Elevance Health, Inc. 4.10% 5/15/2032		1,478		1,378
Elevance Health, Inc. 4.75% 2/15/2033		466		453
Elevance Health, Inc. 4.55% 5/15/2052		657		588
Elevance Health, Inc. 5.125% 2/15/2053		206		200
Eli Lilly and Co. 3.375% 3/15/2029		583		548
Eli Lilly and Co. 4.70% 2/27/2033		1,409		1,428
Eli Lilly and Co. 4.875% 2/27/2053		335		344
Embarq Corp. 7.995% 6/1/2036		400		242
Empresas Publicas de Medellin ESP 4.25% 7/18/2029[9]		3,170		2,498
Endo DAC 6.00% 6/30/2028[3,9]		625		33
Endo Luxembourg Finance Co. I SARL 6.125% 4/1/2029[9]		805		596
Energean PLC 6.50% 4/30/2027[9]		650		594
Energizer Holdings, Inc. 4.375% 3/31/2029[9]		430		371
Energy Transfer, LP 6.50% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.694% on 11/15/2026)[1]		254		231
Enfragen Energia Sur SA 5.375% 12/30/2030		1,705		1,110
ENN Clean Energy International Investment, Ltd. 3.375% 5/12/2026[9]		1,300		1,204
ENN Energy Holdings, Ltd. 2.625% 9/17/2030[9]		12,035		10,074
Entegris Escrow Corp. 4.75% 4/15/2029[9]		195		181
EQM Midstream Partners, LP 6.50% 7/1/2027[9]		1,200		1,185
EQM Midstream Partners, LP 6.50% 7/15/2048		300		272
EQT Corp. 5.70% 4/1/2028		701		693
Equinix, Inc. 3.00% 7/15/2050		2,889		1,874
EquipmentShare.com, Inc. 9.00% 5/15/2028[9]		500		486
Ethiopia (Federal Democratic Republic of) 6.625% 12/11/2024		1,650		1,144
Export-Import Bank of India 5.50% 1/18/2033		2,000		1,994
Export-Import Bank of Korea 4.50% 9/15/2032		800		788
Export-Import Bank of Korea 5.125% 1/11/2033		1,830		1,877
Exxon Mobil Corp. 3.452% 4/15/2051		2,720		2,115
Fair Isaac Corp. 4.00% 6/15/2028[9]		150		138
Fannie Mae, Series 2001-4, Class GA, 9.00% 4/17/2025[5,6]		—	[8]	—	[8]
Fannie Mae Pool #MA4237 2.00% 1/1/2051[6]		3,232		2,661
Fannie Mae Pool #BR6309 2.50% 4/1/2051[6]		6,932		5,908
Fannie Mae Pool #CB0046 3.00% 4/1/2051[6]		12,196		10,783
Fannie Mae Pool #BX0097 4.50% 10/1/2052[6]		1,514		1,461
Fannie Mae Pool #BW9458 4.50% 10/1/2052[6]		366		354
Fannie Mae Pool #MA4919 5.50% 2/1/2053[6]		225		224
Fannie Mae Pool #MA5010 5.50% 5/1/2053[6]		38		38
Fannie Mae Pool #MA5039 5.50% 6/1/2053[6]		137		136
Fannie Mae Pool #MA5071 5.00% 7/1/2053[6]		19,152		18,777
Fannie Mae Pool #MA5072 5.50% 7/1/2053[6]		512		510
Fertitta Entertainment, LLC 4.625% 1/15/2029[9]		295		259
Fertitta Entertainment, LLC 6.75% 1/15/2030[9]		425		362

16	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
FibraSOMA 4.375% 7/22/2031	USD	2,800	$2,098
First Quantum Minerals, Ltd. 6.875% 3/1/2026[9]		787	776
First Quantum Minerals, Ltd. 6.875% 10/15/2027[9]		2,555	2,496
First Student Bidco, Inc. 4.00% 7/31/2029[9]		392	333
First Student Bidco, Inc., Term Loan B, (3-month USD-LIBOR + 3.00%) 8.501% 7/21/2028[5,10]		214	208
FirstEnergy Transmission, LLC 4.35% 1/15/2025[9]		5,996	5,850
FirstEnergy Transmission, LLC 2.866% 9/15/2028[9]		3,862	3,403
Five Corners Funding Trust II 2.85% 5/15/2030[9]		3,500	2,978
Five Corners Funding Trust III 5.791% 2/15/2033[9]		500	507
Five Corners Funding Trust IV 5.997% 2/15/2053[9]		500	509
Florida Power & Light Company 5.10% 4/1/2033		2,000	2,030
Florida Power & Light Company 2.875% 12/4/2051		1,723	1,193
Ford Motor Co. 3.25% 2/12/2032		275	217
Ford Motor Co. 6.10% 8/19/2032		710	689
Ford Motor Credit Co., LLC 2.30% 2/10/2025		375	351
Ford Motor Credit Co., LLC 4.134% 8/4/2025		200	190
Ford Motor Credit Co., LLC 6.95% 6/10/2026		304	306
Ford Motor Credit Co., LLC 4.542% 8/1/2026		685	645
Ford Motor Credit Co., LLC 2.70% 8/10/2026		625	559
Ford Motor Credit Co., LLC 4.125% 8/17/2027		1,240	1,133
Ford Motor Credit Co., LLC 2.90% 2/16/2028		250	214
Ford Motor Credit Co., LLC 5.113% 5/3/2029		260	241
Ford Motor Credit Co., LLC 7.20% 6/10/2030		275	278
Ford Motor Credit Co., LLC 4.00% 11/13/2030		1,020	873
Fortrea Holdings, Inc. 7.50% 7/1/2030[9]		600	615
Fortrea Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 5.05% 6/30/2030[5,10]		355	355
Fortune Brands Innovations, Inc. 5.875% 6/1/2033		1,500	1,503
Freddie Mac, Series K153, Class A2, Multi Family, 3.82% 1/25/2033[6]		27,575	26,206
Freddie Mac Pool #RB5111 2.00% 5/1/2041[6]		63,862	54,590
Freddie Mac Pool #SD8276 5.00% 12/1/2052[6]		24,859	24,379
Freddie Mac Pool #SD8331 5.50% 6/1/2053[6]		609	607
Freddie Mac Pool #SD8341 5.00% 7/1/2053[6]		23,865	23,398
Freddie Mac Pool #SD8342 5.50% 7/1/2053[6]		2,299	2,289
FXI Holdings, Inc. 12.25% 11/15/2026[9]		1,791	1,625
Gabonese Republic 7.00% 11/24/2031[9]		790	629
Gartner, Inc. 3.75% 10/1/2030[9]		343	299
GC Treasury Center Co., Ltd. 4.40% 3/30/2032[9]		300	271
GE HealthCare Technologies, Inc. 5.65% 11/15/2027		1,150	1,165
GE HealthCare Technologies, Inc. 5.905% 11/22/2032		1,250	1,308
GE HealthCare Technologies, Inc. 6.377% 11/22/2052		225	251
General Dynamics Corp. 3.75% 5/15/2028		1,577	1,512
General Dynamics Corp. 3.625% 4/1/2030		871	821
General Motors Financial Co., Inc. 1.50% 6/10/2026		573	507
General Motors Financial Co., Inc. 2.40% 4/10/2028		6,870	5,928
Genesis Energy, LP 8.00% 1/15/2027		1,142	1,115
Genesis Energy, LP 8.875% 4/15/2030		493	482
Georgia (Republic of) 2.75% 4/22/2026[9]		2,535	2,282
Georgia Power Co. 4.95% 5/17/2033		4,333	4,279
Glencore Funding, LLC 1.625% 4/27/2026[9]		10,668	9,626
Glencore Funding, LLC 2.625% 9/23/2031[9]		1,100	886
Go Daddy Operating Co., LLC 5.25% 12/1/2027[9]		275	261
Go Daddy Operating Co., LLC 3.50% 3/1/2029[9]		925	793
Goldman Sachs Group, Inc. 2.615% 4/22/2032 (USD-SOFR + 1.281% on 4/22/2031)[1]		1,639	1,345
Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[1]		4,149	3,507
Government National Mortgage Assn. Pool #785607 2.50% 8/20/2051[6]		11,134	9,510
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051[6]		6,853	5,839
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051[6]		4,017	3,412
Government National Mortgage Assn. 5.00% 8/1/2053[6,12]		37,820	37,155
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[6]		5,140	3,956
Gray Television, Inc. 5.875% 7/15/2026[9]		569	511
Gray Television, Inc. 7.00% 5/15/2027[9]		50	43
Grifols Escrow Issuer SA 4.75% 10/15/2028[9]		440	382
Group 1 Automotive, Inc. 4.00% 8/15/2028[9]		340	300
Grupo Energia Bogota SA ESP 4.875% 5/15/2030[9]		2,300	2,085
GTCR (AP) Finance, Inc. 8.00% 5/15/2027[9]		486	477
Hanesbrands, Inc. 4.875% 5/15/2026[9]		130	122
Hanesbrands, Inc. 9.00% 2/15/2031[9]		530	535

Capital World Bond Fund	17

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 8.852% 3/8/2030[5,10]	USD	396	$398
Harbour Energy PLC 5.50% 10/15/2026[9]		480	442
Harvest Midstream I, LP 7.50% 9/1/2028[9]		587	583
HealthEquity, Inc. 4.50% 10/1/2029[9]		685	605
Hertz Vehicle Financing III, LLC, Series 2022-3A, Class A, 3.37% 3/25/2025[6,9]		4,715	4,650
Hess Midstream Operations, LP 4.25% 2/15/2030[9]		110	96
Hess Midstream Operations, LP 5.50% 10/15/2030[9]		190	176
Hexion, Inc., Term Loan, (3-month USD CME Term SOFR + 4.50%) 9.779% 3/15/2029[5,10]		149	141
Hightower Holding, LLC 6.75% 4/15/2029[9]		830	719
Hilcorp Energy I, LP 5.75% 2/1/2029[9]		410	372
Hilcorp Energy I, LP 6.00% 4/15/2030[9]		660	602
Hilton Domestic Operating Co., Inc. 5.375% 5/1/2025[9]		350	346
Hilton Domestic Operating Co., Inc. 4.875% 1/15/2030		190	177
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031[9]		885	769
Home Depot, Inc. 2.95% 6/15/2029		846	771
Home Depot, Inc. 4.50% 12/6/2048		675	626
Honduras (Republic of) 6.25% 1/19/2027		19,787	18,062
Honduras (Republic of) 5.625% 6/24/2030		7,784	6,316
Honduras (Republic of) 5.625% 6/24/2030[9]		1,263	1,025
Honeywell International, Inc. 2.30% 8/15/2024		700	677
Honeywell International, Inc. 5.00% 2/15/2033		1,725	1,760
Howard Hughes Corp. 5.375% 8/1/2028[9]		1,022	911
Howard Hughes Corp. 4.125% 2/1/2029[9]		215	178
Howard Hughes Corp. 4.375% 2/1/2031[9]		165	132
Howmet Aerospace, Inc. 5.95% 2/1/2037		615	627
HSBC Holdings PLC 1.589% 5/24/2027 (3-month USD-LIBOR + 1.29% on 5/24/2026)[1]		1,371	1,211
HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027)[1]		21,000	20,194
HSBC Holdings PLC 4.95% 3/31/2030		2,300	2,267
HSBC Holdings PLC 3.973% 5/22/2030 (3-month USD CME Term SOFR + 1.872% on 5/22/2029)[1]		3,229	2,903
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[1]		1,229	992
HSBC Holdings PLC 5.402% 8/11/2033 (USD-SOFR + 2.87% on 8/11/2032)[1]		2,500	2,446
HSBC Holdings PLC 8.113% 11/3/2033 (USD-SOFR + 4.25% on 11/3/2032)[1]		2,649	2,942
HSBC Holdings PLC 6.254% 3/9/2034 (USD-SOFR + 2.39% on 3/9/2033)[1]		3,000	3,077
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[1]		2,936	3,046
Huarong Finance 2017 Co., Ltd. (3-month USD-LIBOR + 1.325%) 6.502% 7/3/2023[5]		1,272	1,272
Huarong Finance 2017 Co., Ltd. 4.75% 4/27/2027		5,137	4,449
Huarong Finance 2019 Co., Ltd. 3.75% 5/29/2024		750	721
Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.25%) 6.625% 2/24/2025[5]		1,334	1,255
Huarong Finance 2019 Co., Ltd. 4.50% 5/29/2029		2,332	1,871
Huarong Finance 2019 Co., Ltd. 3.875% 11/13/2029		1,520	1,174
Huarong Finance II Co., Ltd. 5.50% 1/16/2025		3,287	3,127
Huarong Finance II Co., Ltd. 5.00% 11/19/2025		3,769	3,481
Huarong Finance II Co., Ltd. 4.625% 6/3/2026		2,469	2,201
Huarong Finance II Co., Ltd. 4.875% 11/22/2026		2,846	2,521
HUB International, Ltd. 7.00% 5/1/2026[9]		1,955	1,952
HUB International, Ltd. 7.25% 6/15/2030[9]		198	205
HUB International, Ltd., Term Loan B, (3-month USD CME Term SOFR + 4.25%) 9.40% 6/20/2030[5,10]		254	255
Humana, Inc. 3.70% 3/23/2029		582	533
Hungary (Republic of) 6.25% 9/22/2032[9]		760	781
Hyundai Capital America 0.875% 6/14/2024[9]		4,355	4,155
Hyundai Capital America 1.80% 10/15/2025[9]		666	608
Hyundai Capital America 1.50% 6/15/2026[9]		3,387	3,001
Hyundai Capital America 5.60% 3/30/2028[9]		10,600	10,553
Hyundai Capital America 2.00% 6/15/2028[9]		2,187	1,840
Icahn Enterprises, LP 6.375% 12/15/2025		158	147
Icahn Enterprises, LP 6.25% 5/15/2026		102	93
Indofood CBP Sukses Makmur Tbk PT 3.398% 6/9/2031		280	237
Indofood CBP Sukses Makmur Tbk PT 4.745% 6/9/2051		300	225
Indonesia (Republic of) 4.65% 9/20/2032		1,350	1,325
Indonesia Asahan Aluminium (Persero) PT 6.53% 11/15/2028[9]		1,030	1,061
Indonesia Asahan Aluminium (Persero) PT 5.45% 5/15/2030[9]		6,360	6,172
Ingles Markets, Inc. 4.00% 6/15/2031[9]		545	458
Intel Corp. 5.125% 2/10/2030		1,200	1,208
Intel Corp. 5.20% 2/10/2033		554	560
Inter-American Development Bank 4.50% 5/15/2026		6,251	6,235

18	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
Intercontinental Exchange, Inc. 4.00% 9/15/2027	USD	15,260	$14,872
Intercontinental Exchange, Inc. 4.35% 6/15/2029		3,950	3,868
Intercontinental Exchange, Inc. 4.60% 3/15/2033		2,345	2,277
Intercontinental Exchange, Inc. 2.65% 9/15/2040		950	673
Intercontinental Exchange, Inc. 4.95% 6/15/2052		1,282	1,221
International Flavors & Fragrances, Inc. 1.23% 10/1/2025[9]		2,000	1,784
International Flavors & Fragrances, Inc. 1.832% 10/15/2027[9]		1,591	1,343
International Flavors & Fragrances, Inc. 2.30% 11/1/2030[9]		626	497
International Flavors & Fragrances, Inc. 3.268% 11/15/2040[9]		2,025	1,419
International Flavors & Fragrances, Inc. 3.468% 12/1/2050[9]		2,000	1,339
International Game Technology PLC 4.125% 4/15/2026[9]		700	665
Interstate Power and Light Co. 2.30% 6/1/2030		4,150	3,455
Intesa Sanpaolo SpA 3.25% 9/23/2024[9]		7,125	6,838
Intesa Sanpaolo SpA 7.00% 11/21/2025[9]		1,375	1,388
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032)[1,9]		1,250	1,314
Invitation Homes Operating Partnership, LP 2.30% 11/15/2028		754	642
Invitation Homes Operating Partnership, LP 2.00% 8/15/2031		1,220	936
Invitation Homes Operating Partnership, LP 2.70% 1/15/2034		514	390
IQVIA, Inc. 5.00% 5/15/2027[9]		630	607
IQVIA, Inc. 6.50% 5/15/2030[9]		200	202
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[9]		310	268
Iron Mountain, Inc. 5.25% 7/15/2030[9]		1,187	1,071
Iron Mountain, Inc. 4.50% 2/15/2031[9]		220	189
Israel (State of) 2.875% 3/16/2026		400	380
Israel (State of) 2.50% 1/15/2030		16,570	14,494
Israel (State of) 2.75% 7/3/2030		4,371	3,867
Israel (State of) 4.50% 1/17/2033		5,300	5,225
Jacobs Entertainment, Inc. 6.75% 2/15/2029[9]		495	443
Japan Bank for International Cooperation 4.25% 1/26/2026		1,704	1,676
Johnson & Johnson 0.95% 9/1/2027		1,082	946
Johnson & Johnson 1.30% 9/1/2030		3,265	2,683
Johnson & Johnson 2.10% 9/1/2040		1,000	705
Johnson & Johnson 2.25% 9/1/2050		1,659	1,100
JPMorgan Chase & Co. 1.578% 4/22/2027 (USD-SOFR + 0.885% on 4/22/2026)[1]		3,054	2,745
JPMorgan Chase & Co. 4.493% 3/24/2031 (USD-SOFR + 3.79% on 3/24/2030)[1]		15,010	14,436
JPMorgan Chase & Co. 5.35% 6/1/2034 (USD-SOFR + 1.845% on 6/1/2033)[1]		26,946	27,172
JPMorgan Chase & Co. 3.328% 4/22/2052 (USD-SOFR + 1.58% on 4/22/2051)[1]		4,126	3,010
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[1]		3,740	3,305
Kazakhstan (Republic of) 6.50% 7/21/2045		1,000	1,058
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028)[1,9]		525	522
Kennedy-Wilson, Inc. 4.75% 3/1/2029		695	550
Kennedy-Wilson, Inc. 4.75% 2/1/2030		1,575	1,189
KfW 3.875% 6/15/2028		8,000	7,865
Kimberly-Clark Corp. 3.10% 3/26/2030		668	610
Kinder Morgan, Inc. 3.60% 2/15/2051		6,560	4,556
KKR Apple Bidco, LLC, Term Loan B, (1-month USD CME Term SOFR + 4.00%) 9.102% 9/22/2028[5,10]		324	324
Korea Development Bank 4.25% 9/8/2032		690	668
Korea Development Bank 4.375% 2/15/2033		12,300	11,966
Korea Electric Power Corp. 4.00% 6/14/2027[9]		700	677
Korea Housing Finance Corp. 4.625% 2/24/2028[9]		1,270	1,252
Korea National Oil Corp. 4.875% 4/3/2028[9]		200	198
Korea National Oil Corp. 2.625% 4/18/2032		300	251
Kronos Acquisition Holdings, Inc. 5.00% 12/31/2026[9]		530	486
Kronos Acquisition Holdings, Inc. 7.00% 12/31/2027[9]		1,650	1,462
LABL, Inc. 10.50% 7/15/2027[9]		775	745
LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/2026[6,9]		1,516	1,509
LAD Auto Receivables Trust, Series 2023-1, Class A3, 5.48% 6/15/2027[6,9]		4,004	3,956
Lamar Media Corp. 3.75% 2/15/2028		840	767
Lamar Media Corp. 3.625% 1/15/2031		1,000	843
Lamb Weston Holdings, Inc. 4.125% 1/31/2030[9]		825	738
Lamb Weston Holdings, Inc. 4.375% 1/31/2032[9]		600	536
LCM Investments Holdings II, LLC 4.875% 5/1/2029[9]		1,521	1,303
Lenovo Group, Ltd. 6.536% 7/27/2032		400	404
Levi Strauss & Co. 3.50% 3/1/2031[9]		760	630
Linde, Inc. 4.70% 12/5/2025		2,000	1,986

Capital World Bond Fund	19

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
Linde, Inc. 2.00% 8/10/2050	USD	412	$235
Lithia Motors, Inc. 4.625% 12/15/2027[9]		750	701
Lithia Motors, Inc. 3.875% 6/1/2029[9]		320	278
Live Nation Entertainment, Inc. 4.75% 10/15/2027[9]		820	766
Lloyds Banking Group PLC 3.75% 1/11/2027		2,827	2,650
Lockheed Martin Corp. 5.10% 11/15/2027		985	1,002
Lockheed Martin Corp. 5.25% 1/15/2033		2,021	2,095
Lockheed Martin Corp. 4.75% 2/15/2034		368	367
Lockheed Martin Corp. 5.70% 11/15/2054		1,154	1,282
Lockheed Martin Corp. 5.20% 2/15/2055		406	419
LPL Holdings, Inc. 4.625% 11/15/2027[9]		2,095	1,966
LSB Industries, Inc. 6.25% 10/15/2028[9]		1,080	965
LSC Communications, Inc. 8.75% 10/15/2023[3,7,9]		2,502	8
Marsh & McLennan Companies, Inc. 3.875% 3/15/2024		370	365
Marsh & McLennan Companies, Inc. 4.375% 3/15/2029		160	156
Marsh & McLennan Companies, Inc. 2.25% 11/15/2030		351	292
Marsh & McLennan Companies, Inc. 2.375% 12/15/2031		711	580
Marsh & McLennan Companies, Inc. 5.45% 3/15/2053		663	676
Mastercard, Inc. 4.875% 3/9/2028		522	528
Mastercard, Inc. 2.00% 11/18/2031		4,527	3,742
Mastercard, Inc. 4.85% 3/9/2033		3,475	3,536
Mastercard, Inc. 2.95% 3/15/2051		772	564
McDonald’s Corp. 4.60% 9/9/2032		1,415	1,402
McDonald’s Corp. 5.15% 9/9/2052		520	519
Medline Borrower, LP 5.25% 10/1/2029[9]		1,435	1,247
Medline Borrower, LP, Term Loan, (3-month USD CME Term SOFR + 3.25%) 8.352% 10/23/2028[5,10]		348	345
Meituan 3.05% 10/28/2030[9]		565	448
Mercedes-Benz Finance North America, LLC 0.75% 3/1/2024[9]		667	645
Mercedes-Benz Finance North America, LLC 5.50% 11/27/2024[9]		333	332
Mercedes-Benz Finance North America, LLC 5.375% 11/26/2025[9]		150	150
Merck & Co., Inc. 1.45% 6/24/2030		4,500	3,672
Merck & Co., Inc. 4.90% 5/17/2044		703	705
Merck & Co., Inc. 5.00% 5/17/2053		311	315
Merck & Co., Inc. 5.15% 5/17/2063		358	366
Methanex Corp. 5.125% 10/15/2027		500	466
Methanex Corp. 5.25% 12/15/2029		1,095	1,002
MetLife, Inc. 5.00% 7/15/2052		230	216
Metropolitan Life Global Funding I 0.95% 7/2/2025[9]		666	606
Metropolitan Life Global Funding I 3.45% 12/18/2026[9]		2,310	2,162
Metropolitan Life Global Funding I 1.875% 1/11/2027[9]		1,500	1,338
Metropolitan Life Global Funding I 4.30% 8/25/2029[9]		1,000	949
Metropolitan Life Global Funding I 1.55% 1/7/2031[9]		571	445
Metropolitan Life Global Funding I 5.15% 3/28/2033[9]		900	891
MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 6.50% 6/29/2028		2,500	2,479
MGM Resorts International 5.50% 4/15/2027		560	537
Mic Capital Management (Rsc) Seven, Ltd. 5.084% 5/22/2053[9]		200	200
Microsoft Corp. 2.40% 8/8/2026		3,000	2,817
Midas OpCo Holdings, LLC 5.625% 8/15/2029[9]		285	244
Mileage Plus Holdings, LLC 6.50% 6/20/2027[9]		924	927
Minejesa Capital BV 5.625% 8/10/2037[9]		300	236
Mineral Resources, Ltd. 8.125% 5/1/2027[9]		156	156
Mineral Resources, Ltd. 8.00% 11/1/2027[9]		1,084	1,084
Mineral Resources, Ltd. 8.50% 5/1/2030[9]		385	387
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027[9]		10,569	9,898
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[6,9]		4,994	4,948
Mission Lane Credit Card Master Trust, Series 2023-A, Class B, 8.15% 7/17/2028[6,9]		1,472	1,460
Molina Healthcare, Inc. 4.375% 6/15/2028[9]		625	577
Molina Healthcare, Inc. 3.875% 11/15/2030[9]		460	396
Mongolia (State of) 8.75% 3/9/2024		221	223
Mongolia (State of) 5.125% 4/7/2026		700	653
Morgan Stanley 1.593% 5/4/2027 (USD-SOFR + 0.879% on 5/4/2026)[1]		5,386	4,824
Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028)[1]		2,362	2,331
Morgan Stanley 4.889% 7/20/2033 (USD-SOFR + 2.077% on 7/20/2032)[1]		532	512
Mozambique (Republic of) 5.00% 9/15/2031 (9.00% on 9/15/2023)[1]		1,300	991
MSCI, Inc. 3.625% 9/1/2030[9]		100	86
MSCI, Inc. 3.875% 2/15/2031[9]		1,080	937

20	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
MSCI, Inc. 3.625% 11/1/2031[9]	USD	1,315	$1,124
MSCI, Inc. 3.25% 8/15/2033[9]		200	161
Münchener Rückversicherungs-Gesellschaft AG 5.875% 5/23/2042 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.982% on 5/23/2032)[1,9]		3,000	3,017
Murphy Oil USA, Inc. 3.75% 2/15/2031[9]		750	629
MVM Energetika Zartkoruen Mukodo Reszvenytarsasag 7.50% 6/9/2028		1,155	1,153
Nabors Industries, Inc. 7.375% 5/15/2027[9]		840	800
Nasdaq, Inc. 5.35% 6/28/2028		408	409
Nasdaq, Inc. 5.55% 2/15/2034		299	300
Nasdaq, Inc. 5.95% 8/15/2053		863	884
Nasdaq, Inc. 6.10% 6/28/2063		182	186
National Grid PLC 5.809% 6/12/2033		6,600	6,721
NatWest Group PLC 4.445% 5/8/2030 (3-month USD-LIBOR + 1.871% on 5/5/2029)[1]		8,625	7,936
NatWest Group PLC 6.016% 3/2/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 3/2/2033)[1]		5,000	5,030
Navient Corp. 5.00% 3/15/2027		380	340
Navient Corp. 4.875% 3/15/2028		1,050	900
NBM US Holdings, Inc. 7.00% 5/14/2026[2]		19,816	19,235
NCL Corp., Ltd. 5.875% 2/15/2027[9]		575	560
NCR Corp. 6.125% 9/1/2029[9]		450	451
NCR Corp. 5.25% 10/1/2030[9]		172	150
Nederlandse Waterschapsbank NV 4.875% 2/24/2025[9]		9,671	9,602
Neiman Marcus Group, Ltd., LLC 7.125% 4/1/2026[9]		540	503
Nestle Skin Health SA, Term Loan B3, (3-month USD CME Term SOFR + 3.75%) 9.092% 10/1/2026[5,10]		990	986
Netflix, Inc. 4.875% 4/15/2028		1,957	1,937
Netflix, Inc. 5.875% 11/15/2028		2,750	2,847
Netflix, Inc. 5.375% 11/15/2029[9]		1,918	1,927
New Fortress Energy, Inc. 6.75% 9/15/2025[9]		970	911
New Fortress Energy, Inc. 6.50% 9/30/2026[9]		1,870	1,675
New York Life Global Funding 0.95% 6/24/2025[9]		842	769
New York Life Global Funding 0.85% 1/15/2026[9]		750	671
New York Life Global Funding 1.20% 8/7/2030[9]		11,702	9,073
New York Life Global Funding 4.55% 1/28/2033[9]		295	284
New York State Electric & Gas Corp. 3.25% 12/1/2026[9]		2,715	2,533
Newcrest Finance Pty, Ltd. 3.25% 5/13/2030[9]		2,143	1,892
Nexstar Media, Inc. 4.75% 11/1/2028[9]		797	692
NFP Corp. 6.875% 8/15/2028[9]		1,273	1,107
NGL Energy Operating, LLC 7.50% 2/1/2026[9]		2,155	2,125
Nigeria (Republic of) 8.375% 3/24/2029[9]		1,025	925
Nigeria (Republic of) 8.25% 9/28/2051		700	524
NIKE, Inc. 3.375% 3/27/2050		1,680	1,363
NiSource, Inc. 5.40% 6/30/2033		2,965	2,970
Noble Finance II, LLC 8.00% 4/15/2030[9]		45	46
NongHyup Bank 4.875% 7/3/2028[9]		3,525	3,480
Nordea Bank ABP 3.60% 6/6/2025[9]		4,575	4,385
Norfolk Southern Corp. 4.55% 6/1/2053		474	429
Northern Oil and Gas, Inc. 8.125% 3/1/2028[9]		1,035	1,015
Northern Oil and Gas, Inc. 8.75% 6/15/2031[9]		360	354
Northrop Grumman Corp. 3.25% 1/15/2028		2,590	2,417
Northrop Grumman Corp. 4.70% 3/15/2033		1,940	1,905
Northrop Grumman Corp. 4.95% 3/15/2053		847	826
Novartis Capital Corp. 2.20% 8/14/2030		4,000	3,461
Novelis Corp. 4.75% 1/30/2030[9]		290	258
Novelis Corp. 3.875% 8/15/2031[9]		230	190
NuStar Logistics, LP 5.625% 4/28/2027		630	606
Nutrien, Ltd. 5.95% 11/7/2025		277	279
Nutrien, Ltd. 4.90% 3/27/2028		573	562
Nutrien, Ltd. 5.80% 3/27/2053		206	207
Occidental Petroleum Corp. 6.375% 9/1/2028		920	936
Occidental Petroleum Corp. 6.625% 9/1/2030		500	520
Occidental Petroleum Corp. 6.125% 1/1/2031		310	315
Occidental Petroleum Corp. 6.45% 9/15/2036		245	252
Occidental Petroleum Corp. 6.20% 3/15/2040		40	39
Occidental Petroleum Corp. 6.60% 3/15/2046		85	88
OCI NV 6.70% 3/16/2033[9]		699	684
State of Ohio, Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2/15/2048		7,560	5,551
Oleoducto Central SA 4.00% 7/14/2027[9]		15,275	13,395

Capital World Bond Fund	21

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
Oleoducto Central SA 4.00% 7/14/2027	USD	3,352	$2,939
Olympus Water US Holding Corp. 4.25% 10/1/2028[9]		200	158
Olympus Water US Holding Corp. 9.75% 11/15/2028[9]		350	342
Oman (Sultanate of) 6.25% 1/25/2031[9]		3,400	3,456
Oman (Sultanate of) 6.75% 1/17/2048		950	915
Oman (Sultanate of) 7.00% 1/25/2051		1,000	993
Oncor Electric Delivery Company, LLC 4.55% 9/15/2032		1,630	1,583
Oncor Electric Delivery Company, LLC 2.70% 11/15/2051		2,223	1,443
Open Text Corp., Term Loan B, (3-month USD CME Term SOFR + 3.50%) 8.702% 1/31/2030[5,10]		995	998
Option Care Health, Inc. 4.375% 10/31/2029[9]		150	132
Oracle Corp. 3.25% 11/15/2027		4	4
Oracle Corp. 3.60% 4/1/2050		2,475	1,770
Oracle Corp. 3.95% 3/25/2051		1,846	1,397
Owens & Minor, Inc. 6.625% 4/1/2030[9]		445	404
Oxford Finance, LLC 6.375% 2/1/2027[9]		145	135
Pacific Gas and Electric Co. 2.10% 8/1/2027		1,800	1,539
Pacific Gas and Electric Co. 3.00% 6/15/2028		15,640	13,496
Pacific Gas and Electric Co. 4.65% 8/1/2028		11,414	10,564
Pacific Gas and Electric Co. 4.55% 7/1/2030		3,834	3,473
Pacific Gas and Electric Co. 2.50% 2/1/2031		7,869	6,167
Pacific Gas and Electric Co. 3.25% 6/1/2031		6,036	4,913
Pacific Gas and Electric Co. 6.40% 6/15/2033		1,491	1,484
Pacific Gas and Electric Co. 3.30% 8/1/2040		19,800	13,366
Pacific Gas and Electric Co. 3.50% 8/1/2050		2,594	1,654
Pacific Gas and Electric Co. 6.70% 4/1/2053		8,000	7,862
Panama (Republic of) 3.75% 4/17/2026		411	405
Panama (Republic of) 6.40% 2/14/2035		6,000	6,272
Panama (Republic of) 6.853% 3/28/2054		200	209
Panama (Republic of) 4.50% 4/1/2056		1,139	858
Panama (Republic of) 3.87% 7/23/2060		1,160	772
Panama (Republic of) 4.50% 1/19/2063		470	345
Park Intermediate Holdings, LLC 4.875% 5/15/2029[9]		320	276
Parker-Hannifin Corp. 3.25% 6/14/2029		70	64
Party City Holdings, Inc. 8.75% 2/15/2026[3,9]		556	86
Party City Holdings, Inc., Term Loan DIP, 15.05% 7/19/2023[5,10]		96	100
Patterson-UTI Energy, Inc. 5.15% 11/15/2029		45	41
PayPal Holdings, Inc. 2.30% 6/1/2030		3,095	2,626
PayPal Holdings, Inc. 3.25% 6/1/2050		196	142
PepsiCo, Inc. 1.95% 10/21/2031		1,162	962
PepsiCo, Inc. 3.625% 3/19/2050		264	225
PepsiCo, Inc. 2.75% 10/21/2051		586	421
Performance Food Group, Inc. 5.50% 10/15/2027[9]		395	381
Performance Food Group, Inc. 4.25% 8/1/2029[9]		340	303
Petrobras Global Finance BV 6.75% 6/3/2050		176	158
Petrobras Global Finance BV 5.50% 6/10/2051		124	98
Petroleos Mexicanos 4.625% 9/21/2023		271	269
Petroleos Mexicanos 4.875% 1/18/2024		18,251	17,950
Petroleos Mexicanos 4.25% 1/15/2025		160	152
Petroleos Mexicanos 6.875% 10/16/2025		4,006	3,851
Petroleos Mexicanos 6.875% 8/4/2026		18,610	17,396
Petroleos Mexicanos 6.49% 1/23/2027		936	832
Petroleos Mexicanos 6.50% 3/13/2027		2,804	2,497
Petroleos Mexicanos 8.75% 6/2/2029		1,250	1,133
Petroleos Mexicanos 6.70% 2/16/2032		2,540	1,934
PETRONAS Capital, Ltd. 3.50% 4/21/2030[9]		365	337
PETRONAS Capital, Ltd. 4.55% 4/21/2050[9]		2,540	2,335
PETRONAS Capital, Ltd. 3.404% 4/28/2061		300	214
PetSmart, LLC 4.75% 2/15/2028[9]		1,000	925
PetSmart, LLC 7.75% 2/15/2029[9]		500	497
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033		10,166	10,132
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053		2,264	2,356
PG&E Corp. 5.00% 7/1/2028		1,895	1,741
PG&E Corp. 5.25% 7/1/2030		320	287
Philip Morris International, Inc. 5.625% 11/17/2029		2,577	2,628
Philip Morris International, Inc. 2.10% 5/1/2030		3,783	3,133
Philip Morris International, Inc. 1.75% 11/1/2030		503	398
Philip Morris International, Inc. 5.75% 11/17/2032		9,986	10,232
Philip Morris International, Inc. 5.375% 2/15/2033		9,870	9,854

22	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
Philippines (Republic of) 6.375% 10/23/2034	USD	2,320	$2,595
Plains All American Pipeline, LP 3.80% 9/15/2030		1,797	1,596
PLDT, Inc. 2.50% 1/23/2031		380	313
PLDT, Inc. 3.45% 6/23/2050		400	273
PM General Purchaser, LLC 9.50% 10/1/2028[9]		365	358
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028)[1]		2,381	2,372
PNC Financial Services Group, Inc. 3.40% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 2.595% on 9/15/2026)[1]		1,284	950
POSCO 5.75% 1/17/2028[9]		305	310
Post Holdings, Inc. 5.625% 1/15/2028[9]		1,030	991
Post Holdings, Inc. 5.50% 12/15/2029[9]		490	453
Post Holdings, Inc. 4.625% 4/15/2030[9]		535	469
Power Finance Corp., Ltd. 3.35% 5/16/2031		6,950	5,832
Prestige Auto Receivables Trust, Series 2023-1, Class A2, 5.88% 3/16/2026[6,9]		4,386	4,371
Procter & Gamble Company 0.55% 10/29/2025		1,792	1,624
Procter & Gamble Company 1.00% 4/23/2026		338	306
Procter & Gamble Company 3.95% 1/26/2028		2,500	2,458
Procter & Gamble Company 1.20% 10/29/2030		1,685	1,360
Prologis, LP 4.75% 6/15/2033		1,162	1,136
Prologis, LP 5.25% 6/15/2053		74	73
Prudential Financial, Inc. 3.905% 12/7/2047		250	200
PTTEP Treasury Center Co., Ltd. 2.587% 6/10/2027[9]		1,460	1,329
Qatar (State of) 4.00% 3/14/2029[9]		1,661	1,627
Qatar (State of) 4.00% 3/14/2029		675	661
Qatar (State of) 4.40% 4/16/2050[9]		2,145	1,956
Qatar Energy 2.25% 7/12/2031[9]		932	783
Qatar Energy 3.125% 7/12/2041[9]		16,587	12,726
Qatar Energy 3.30% 7/12/2051[9]		2,132	1,569
Radiology Partners, Inc. 9.25% 2/1/2028[9]		1,414	517
Radiology Partners, Inc., Term Loan, (1-month USD CME Term SOFR + 4.25%) 9.467% 7/9/2025[5,10]		162	122
Rakuten Group, Inc. 10.25% 11/30/2024[9]		350	347
Range Resources Corp. 8.25% 1/15/2029		135	141
Range Resources Corp. 4.75% 2/15/2030[9]		1,195	1,072
Raptor Acquisition Corp. 4.875% 11/1/2026[9]		650	613
Raytheon Technologies Corp. 3.65% 8/16/2023		185	185
Raytheon Technologies Corp. 3.125% 5/4/2027		250	234
Raytheon Technologies Corp. 4.125% 11/16/2028		4,100	3,952
Raytheon Technologies Corp. 1.90% 9/1/2031		1,430	1,143
Raytheon Technologies Corp. 5.15% 2/27/2033		987	1,001
Raytheon Technologies Corp. 2.82% 9/1/2051		750	504
Raytheon Technologies Corp. 3.03% 3/15/2052		500	352
Regal Rexnord Corp. 6.40% 4/15/2033[9]		875	875
Regeneron Pharmaceuticals, Inc. 1.75% 9/15/2030		7,373	5,881
RHP Hotel Properties, LP 7.25% 7/15/2028[9]		504	510
RHP Hotel Properties, LP 4.50% 2/15/2029[9]		115	102
Rio Tinto Finance (USA) PLC 5.00% 3/9/2033		700	706
Ritchie Bros. Holdings, Inc. 7.75% 3/15/2031[9]		1,288	1,338
RLJ Lodging Trust, LP 4.00% 9/15/2029[9]		180	151
Roche Holdings, Inc. 1.93% 12/13/2028[9]		3,000	2,607
Roche Holdings, Inc. 2.076% 12/13/2031[9]		6,500	5,359
Romania 7.625% 1/17/2053[9]		346	381
Royal Bank of Canada 5.00% 2/1/2033		3,522	3,454
Royal Caribbean Cruises, Ltd. 5.375% 7/15/2027[9]		300	281
Royal Caribbean Cruises, Ltd. 3.70% 3/15/2028		650	566
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[9]		475	443
Royal Caribbean Cruises, Ltd. 9.25% 1/15/2029[9]		1,139	1,215
RP Escrow Issuer, LLC 5.25% 12/15/2025[9]		525	388
Russian Federation 4.375% 3/21/2029[3]		19,400	8,148
Russian Federation 5.10% 3/28/2035[3]		1,800	756
Russian Federation 5.25% 6/23/2047[3,7]		1,000	60
Ryan Specialty Group, LLC 4.375% 2/1/2030[9]		305	270
Sabre GLBL, Inc. 11.25% 12/15/2027[9]		490	416
Salesforce, Inc. 1.95% 7/15/2031		875	723
Salesforce, Inc. 2.70% 7/15/2041		375	276
Salesforce, Inc. 2.90% 7/15/2051		600	422
Sands China, Ltd. 2.80% 3/8/2027		600	521
Santander Holdings USA, Inc. 3.244% 10/5/2026		7,197	6,486

Capital World Bond Fund	23

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
Saskatchewan (Province of) 3.25% 6/8/2027	USD	1,073	$1,018
Saudi Arabia (Kingdom of) 3.25% 10/26/2026		753	715
Saudi Arabia (Kingdom of) 3.625% 3/4/2028		2,800	2,656
Saudi Arabia (Kingdom of) 4.875% 7/18/2033[9]		595	595
Scientific Games Holdings, LP 6.625% 3/1/2030[9]		766	675
Scientific Games International, Inc. 8.625% 7/1/2025[9]		330	337
Scientific Games International, Inc. 7.00% 5/15/2028[9]		310	309
SCIH Salt Holdings, Inc. 4.875% 5/1/2028[9]		280	250
SCIH Salt Holdings, Inc. 6.625% 5/1/2029[9]		560	470
Scotts Miracle-Gro Co. 4.50% 10/15/2029		720	620
Scotts Miracle-Gro Co. 4.375% 2/1/2032		345	272
Senegal (Republic of) 6.75% 3/13/2048		750	539
Sensata Technologies BV 4.00% 4/15/2029[9]		620	553
Serbia (Republic of) 6.25% 5/26/2028[9]		3,300	3,291
Serbia (Republic of) 6.50% 9/26/2033[9]		1,378	1,355
Service Properties Trust 4.75% 10/1/2026		77	67
Service Properties Trust 4.95% 2/15/2027		125	107
Service Properties Trust 3.95% 1/15/2028		175	137
Service Properties Trust 4.95% 10/1/2029		196	152
Service Properties Trust 4.375% 2/15/2030		20	15
ServiceNow, Inc. 1.40% 9/1/2030		10,473	8,298
Sharjah (Emirate of) 6.50% 11/23/2032[9]		2,355	2,435
Shell International Finance BV 3.50% 11/13/2023		6,611	6,563
Shell International Finance BV 3.00% 11/26/2051		890	628
Sherwin-Williams Co. 3.45% 6/1/2027		892	841
Sherwin-Williams Co. 2.95% 8/15/2029		500	441
Sherwin-Williams Co. 2.20% 3/15/2032		480	387
Sherwin-Williams Co. 3.30% 5/15/2050		750	534
Sherwin-Williams Co. 2.90% 3/15/2052		250	161
Simmons Foods, Inc. 4.625% 3/1/2029[9]		882	708
Sinopec Group Overseas Development (2018), Ltd. 2.30% 1/8/2031[9]		500	431
Sirius XM Radio, Inc. 3.125% 9/1/2026[9]		825	739
Sirius XM Radio, Inc. 4.00% 7/15/2028[9]		1,350	1,174
Sirius XM Radio, Inc. 4.125% 7/1/2030[9]		450	368
Sirius XM Radio, Inc. 3.875% 9/1/2031[9]		1,680	1,301
SK hynix, Inc. 1.50% 1/19/2026[9]		752	667
SK hynix, Inc. 6.375% 1/17/2028[9]		200	201
SK hynix, Inc. 2.375% 1/19/2031[9]		494	381
SM Energy Co. 6.50% 7/15/2028		135	130
Sonic Automotive, Inc. 4.625% 11/15/2029[9]		425	356
Sonic Automotive, Inc. 4.875% 11/15/2031[9]		685	563
South32 Treasury, Ltd. 4.35% 4/14/2032[9]		945	830
Southern California Edison Co. 4.70% 6/1/2027		228	224
Southern California Edison Co. 5.85% 11/1/2027		1,000	1,023
Southern California Edison Co. 2.85% 8/1/2029		1,100	962
Southern California Edison Co. 2.95% 2/1/2051		3,945	2,589
Southern California Edison Co. 3.65% 6/1/2051		3,310	2,462
Southern California Edison Co. 3.45% 2/1/2052		320	229
Southwestern Electric Power Co. 3.25% 11/1/2051		1,630	1,096
Southwestern Energy Co. 5.70% 1/23/2025[1]		350	348
Southwestern Energy Co. 8.375% 9/15/2028		202	210
Southwestern Energy Co. 5.375% 3/15/2030		870	813
Southwestern Energy Co. 4.75% 2/1/2032		600	530
Spirit AeroSystems, Inc. 4.60% 6/15/2028		152	128
Spirit AeroSystems, Inc. 9.375% 11/30/2029[9]		1,636	1,753
Sri Lanka (Democratic Socialist Republic of) 5.75% 4/18/2023[3]		10,896	4,970
Sri Lanka (Democratic Socialist Republic of) 5.75% 4/18/2023[3,9]		214	98
Sri Lanka (Democratic Socialist Republic of) 6.85% 11/3/2025[3]		1,075	512
Standard Chartered PLC 6.296% 7/6/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.58% on 7/6/2033)[1,9]		1,883	1,887
State Grid Overseas Investment (2016), Ltd. 3.50% 5/4/2027[9]		500	478
State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033)[1]		2,554	2,540
Ste Transcore Holdings, Inc. 3.75% 5/5/2032[2]		300	279
Stellantis Finance US, Inc. 1.711% 1/29/2027[9]		4,000	3,507
Stellantis Finance US, Inc. 5.625% 1/12/2028[9]		5,110	5,158
Stellantis Finance US, Inc. 2.691% 9/15/2031[9]		2,675	2,139
Stellantis Finance US, Inc. 6.375% 9/12/2032[9]		2,400	2,451
Stericycle, Inc. 3.875% 1/15/2029[9]		295	262
Summit Digitel Infrastructure Pvt, Ltd. 2.875% 8/12/2031[9]		735	582

24	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
Sunoco, LP 4.50% 5/15/2029	USD	1,550	$1,377
Sunoco, LP 4.50% 4/30/2030		160	140
Superior Plus, LP 4.50% 3/15/2029[9]		105	92
Surgery Center Holdings, Inc. 10.00% 4/15/2027[9]		325	333
SVB Financial Group 4.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)[1,3]		3,070	218
Swedish Export Credit Corp. 4.375% 2/13/2026		1,616	1,598
Swiss Re Finance (Luxembourg) SA 5.00% 4/2/2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)[1,9]		5,600	5,372
Talen Energy Supply, LLC 8.625% 6/1/2030[9]		1,120	1,160
Target Corp. 4.50% 9/15/2032		730	713
Target Corp. 4.80% 1/15/2053		1,725	1,653
Tencent Holdings, Ltd. 1.81% 1/26/2026		600	547
Tencent Holdings, Ltd. 3.975% 4/11/2029		250	233
Tencent Holdings, Ltd. 2.39% 6/3/2030[9]		300	249
Tencent Holdings, Ltd. 3.68% 4/22/2041		2,035	1,577
Tencent Holdings, Ltd. 3.24% 6/3/2050[9]		9,220	6,057
Tencent Holdings, Ltd. 3.24% 6/3/2050		1,965	1,291
Tencent Holdings, Ltd. 3.84% 4/22/2051		4,082	3,003
Tenet Healthcare Corp. 4.625% 6/15/2028		350	327
Tenet Healthcare Corp. 6.125% 10/1/2028		555	535
Tenet Healthcare Corp. 6.75% 5/15/2031[9]		890	893
Tennessee Valley Authority 3.875% 3/15/2028		1,527	1,503
Teva Pharmaceutical Finance Netherlands III BV 2.80% 7/21/2023		53	53
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026		19,115	17,152
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027		960	889
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029		690	627
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031		661	694
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046		655	431
State of Texas, Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052		10,005	7,376
The Allstate Corp. 0.75% 12/15/2025		440	394
The Allstate Corp. 5.25% 3/30/2033		1,069	1,067
The Charles Schwab Corp. 1.65% 3/11/2031		625	476
The Cigna Group 4.125% 11/15/2025		2,615	2,547
The Cleveland Electric Illuminating Co. 3.50% 4/1/2028[9]		1,069	981
The Dun & Bradstreet Corp. 5.00% 12/15/2029[9]		152	134
The Northwestern Mutual Life Insurance Co. 4.90% 6/12/2028[9]		750	745
The Siam Commercial Bank Public Co., Ltd. 3.90% 2/11/2024		1,210	1,196
The Walt Disney Co. 2.65% 1/13/2031		7,360	6,410
Thermo Fisher Scientific, Inc. 4.80% 11/21/2027		2,300	2,312
Thermo Fisher Scientific, Inc. 4.95% 11/21/2032		328	334
Tibco Software, Inc., Term Loan A, (3-month USD CME Term SOFR + 4.50%) 9.842% 9/29/2028[5,10]		1,531	1,434
TK Elevator U.S. Newco, Inc. 5.25% 7/15/2027[9]		300	278
T-Mobile USA, Inc. 1.50% 2/15/2026		9,025	8,158
T-Mobile USA, Inc. 2.05% 2/15/2028		1,275	1,106
T-Mobile USA, Inc. 4.80% 7/15/2028		6,220	6,094
T-Mobile USA, Inc. 3.875% 4/15/2030		1,064	981
T-Mobile USA, Inc. 2.55% 2/15/2031		7,889	6,560
T-Mobile USA, Inc. 5.05% 7/15/2033		946	929
T-Mobile USA, Inc. 3.00% 2/15/2041		1,376	1,007
T-Mobile USA, Inc. 3.40% 10/15/2052		650	465
T-Mobile USA, Inc. 5.75% 1/15/2054		1,065	1,101
TNB Global Ventures Capital Bhd 3.244% 10/19/2026		700	647
Toronto-Dominion Bank 5.156% 1/10/2028		4,237	4,210
Toyota Motor Credit Corp. 1.90% 4/6/2028		1,067	935
Toyota Motor Credit Corp. 3.375% 4/1/2030		1,206	1,110
Toyota Motor Credit Corp. 4.55% 5/17/2030		3,300	3,221
TransCanada Pipelines, Ltd. 4.10% 4/15/2030		2,619	2,435
TransDigm, Inc. 6.25% 3/15/2026[9]		500	498
TransDigm, Inc. 5.50% 11/15/2027		560	529
TransDigm, Inc. 6.75% 8/15/2028[9]		710	714
TransDigm, Inc. 4.875% 5/1/2029		500	447
Transocean Poseidon, Ltd. 6.875% 2/1/2027[9]		299	295
Transocean Titan Financing, Ltd. 8.375% 2/1/2028[9]		1,217	1,244
Transocean, Inc. 8.75% 2/15/2030[9]		245	249
Transocean, Inc. 6.80% 3/15/2038		750	522

Capital World Bond Fund	25

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
Travelers Companies, Inc. 4.10% 3/4/2049	USD	400	$342
Travelers Companies, Inc. 5.45% 5/25/2053		356	373
Treehouse Park Improvement Association No.1 9.75% 12/1/2033[7,9]		800	708
Tricon Residential Trust, Series 2023-SFR1, Class A, 5.10% 7/17/2040[6,9]		2,608	2,550
Tricon Residential Trust, Series 2023-SFR1, Class B, 5.10% 7/17/2040[6,9]		1,467	1,407
Tricon Residential Trust, Series 2023-SFR1, Class C, 5.10% 7/17/2040[6,9]		317	301
Trident TPI Holdings, Inc. 12.75% 12/31/2028[9]		500	519
Triumph Group, Inc. 7.75% 8/15/2025		225	219
Triumph Group, Inc. 9.00% 3/15/2028[9]		658	673
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[1]		1,277	1,278
Turkey (Republic of) 6.00% 1/14/2041		2,500	1,848
U.S. Bancorp 2.677% 1/27/2033 (USD-SOFR + 1.02% on 1/27/2032)[1]		750	601
U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033)[1]		4,342	4,058
U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033)[1]		3,367	3,393
U.S. Treasury 6.25% 8/15/2023		2,499	2,502
U.S. Treasury 0.125% 8/31/2023		5,500	5,455
U.S. Treasury 0.50% 11/30/2023		3,000	2,942
U.S. Treasury 4.25% 9/30/2024		6,180	6,099
U.S. Treasury 4.125% 1/31/2025		3,006	2,959
U.S. Treasury 1.75% 3/15/2025		550	520
U.S. Treasury 3.875% 3/31/2025		4,007	3,928
U.S. Treasury 2.875% 4/30/2025		72	69
U.S. Treasury 3.875% 4/30/2025		11,000	10,786
U.S. Treasury 0.25% 6/30/2025		2,895	2,644
U.S. Treasury 3.125% 8/15/2025		2,500	2,415
U.S. Treasury 0.25% 10/31/2025		45	41
U.S. Treasury 3.00% 10/31/2025		718	690
U.S. Treasury 4.50% 11/15/2025		29	29
U.S. Treasury 4.00% 12/15/2025		307	302
U.S. Treasury 4.00% 2/15/2026		330	325
U.S. Treasury 0.75% 3/31/2026		28,650	25,894
U.S. Treasury 2.25% 3/31/2026		25	24
U.S. Treasury 3.75% 4/15/2026		22,566	22,088
U.S. Treasury 3.625% 5/15/2026		542	529
U.S. Treasury 0.625% 7/31/2026		32,230	28,715
U.S. Treasury 0.75% 8/31/2026		295	263
U.S. Treasury 0.875% 9/30/2026		50,975	45,607
U.S. Treasury 1.125% 10/31/2026		56,050	50,394
U.S. Treasury 1.625% 11/30/2026		4,255	3,884
U.S. Treasury 2.25% 2/15/2027		5,500	5,115
U.S. Treasury 1.875% 2/28/2027		2,200	2,017
U.S. Treasury 2.50% 3/31/2027		21,705	20,339
U.S. Treasury 2.75% 4/30/2027		3,280	3,098
U.S. Treasury 2.625% 5/31/2027		4,002	3,760
U.S. Treasury 2.75% 7/31/2027		7,400	6,976
U.S. Treasury 0.50% 8/31/2027		4,200	3,603
U.S. Treasury 3.125% 8/31/2027		153,500	146,786
U.S. Treasury 4.125% 9/30/2027		102,425	101,841
U.S. Treasury 4.125% 10/31/2027[13]		91,001	90,498
U.S. Treasury 3.875% 11/30/2027		5,250	5,175
U.S. Treasury 3.875% 12/31/2027		26,975	26,594
U.S. Treasury 2.75% 2/15/2028		310	291
U.S. Treasury 1.125% 2/29/2028		8,937	7,788
U.S. Treasury 4.00% 2/29/2028		5,688	5,646
U.S. Treasury 1.25% 3/31/2028		2,744	2,401
U.S. Treasury 3.625% 3/31/2028		1	—	[8]
U.S. Treasury 2.875% 5/15/2028[13]		27,630	26,067
U.S. Treasury 3.625% 5/31/2028		35,362	34,584
U.S. Treasury 1.125% 8/31/2028[13]		15,000	12,923
U.S. Treasury 1.625% 8/15/2029[13]		8,940	7,795
U.S. Treasury 3.875% 12/31/2029		2,000	1,982
U.S. Treasury 1.50% 2/15/2030		240	206
U.S. Treasury 0.625% 5/15/2030[13]		17,634	14,125
U.S. Treasury 3.75% 5/31/2030		3,826	3,772
U.S. Treasury 0.625% 8/15/2030		20	16
U.S. Treasury 1.625% 5/15/2031		2,810	2,387
U.S. Treasury 1.25% 8/15/2031		1,114	914
U.S. Treasury 2.875% 5/15/2032		18,675	17,307
U.S. Treasury 4.125% 11/15/2032		602	615

26	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
U.S. dollars (continued)
U.S. Treasury 3.50% 2/15/2033	USD	—	[8]	—	[8]
U.S. Treasury 3.375% 5/15/2033		15,510		$14,981
U.S. Treasury 4.50% 5/15/2038		1,000		1,077
U.S. Treasury 4.25% 5/15/2039		515		539
U.S. Treasury 4.50% 8/15/2039		3,015		3,242
U.S. Treasury 4.375% 11/15/2039		1,500		1,589
U.S. Treasury 1.125% 5/15/2040		660		428
U.S. Treasury 1.125% 8/15/2040		3,750		2,412
U.S. Treasury 1.875% 2/15/2041[13]		18,210		13,222
U.S. Treasury 2.25% 5/15/2041		7,790		6,000
U.S. Treasury 1.75% 8/15/2041		3,460		2,431
U.S. Treasury 3.125% 11/15/2041		100		88
U.S. Treasury 3.25% 5/15/2042		1,636		1,460
U.S. Treasury 2.75% 8/15/2042		100		82
U.S. Treasury 2.75% 11/15/2042		1,000		823
U.S. Treasury 3.875% 2/15/2043		2,160		2,105
U.S. Treasury 3.875% 5/15/2043		11,170		10,929
U.S. Treasury 3.375% 5/15/2044		2,700		2,434
U.S. Treasury 3.125% 8/15/2044		940		813
U.S. Treasury 2.50% 2/15/2045		1,900		1,471
U.S. Treasury 3.00% 5/15/2045		1,125		950
U.S. Treasury 2.875% 8/15/2045		1,250		1,031
U.S. Treasury 3.00% 11/15/2045		1,425		1,202
U.S. Treasury 3.00% 2/15/2048		3,165		2,667
U.S. Treasury 3.125% 5/15/2048		800		690
U.S. Treasury 3.00% 2/15/2049		1,080		913
U.S. Treasury 2.00% 2/15/2050[13]		18,940		12,978
U.S. Treasury 1.25% 5/15/2050[13]		12,110		6,806
U.S. Treasury 1.375% 8/15/2050		1,310		761
U.S. Treasury 1.625% 11/15/2050		4,710		2,922
U.S. Treasury 2.375% 5/15/2051		1,420		1,055
U.S. Treasury 2.00% 8/15/2051[13]		37,600		25,599
U.S. Treasury 1.875% 11/15/2051[13]		106,307		70,104
U.S. Treasury 2.25% 2/15/2052[13]		51,400		37,110
U.S. Treasury 2.875% 5/15/2052		2,986		2,472
U.S. Treasury 3.00% 8/15/2052[13]		19,183		16,295
U.S. Treasury 4.00% 11/15/2052		6,930		7,111
U.S. Treasury 3.625% 2/15/2053		2,640		2,531
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2027[4]		7,384		7,279
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[4,13]		17,108		11,405
Uber Technologies, Inc. 8.00% 11/1/2026[9]		890		908
UBS Group AG 4.49% 8/5/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.60% on 8/5/2024)[1,9]		7,050		6,893
UBS Group AG 3.869% 1/12/2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[1,9]		3,799		3,438
UKG, Inc., Term Loan, (1-month USD CME Term SOFR + 4.50%) 4.50% 5/4/2026[5,10]		550		550
UKG, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 10.271% 5/3/2027[5,10]		675		655
Ukraine 7.75% 9/1/2024[3]		44,660		11,612
Ukraine 8.994% 2/1/2026[3]		4,127		1,047
Ukraine 7.75% 9/1/2026[3]		12,460		3,034
Ukraine 7.75% 9/1/2029[3]		2,300		557
Ukraine 6.876% 5/21/2031[3]		9,540		2,204
UniCredit SpA 5.459% 6/30/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.75% on 6/30/2030)[1,9]		16,050		13,634
Uniform Mortgage-Backed Security 2.00% 7/1/2038[6,12]		20,125		17,836
Uniform Mortgage-Backed Security 2.00% 7/1/2053[6,12]		31,508		25,702
Uniform Mortgage-Backed Security 2.50% 7/1/2053[6,12]		64,983		55,114
Uniform Mortgage-Backed Security 3.00% 7/1/2053[6,12]		1,060		933
Uniform Mortgage-Backed Security 3.50% 7/1/2053[6,12]		169,230		154,231
Uniform Mortgage-Backed Security 4.00% 7/1/2053[6,12]		29,815		27,983
Uniform Mortgage-Backed Security 4.50% 7/1/2053[6,12]		130,094		125,083
Uniform Mortgage-Backed Security 5.00% 7/1/2053[6,12]		22,336		21,887
Uniform Mortgage-Backed Security 5.50% 7/1/2053[6,12]		20,884		20,784
Uniform Mortgage-Backed Security 6.00% 7/1/2053[6,12]		61,570		62,118
Uniform Mortgage-Backed Security 2.00% 8/1/2053[6,12]		13,500		11,028
Uniform Mortgage-Backed Security 2.50% 8/1/2053[6,12]		121,560		103,250
Uniform Mortgage-Backed Security 3.00% 8/1/2053[6,12]		11,740		10,349
Uniform Mortgage-Backed Security 3.50% 8/1/2053[6,12]		10,700		9,762
Uniform Mortgage-Backed Security 4.00% 8/1/2053[6,12]		38,000		35,695
Uniform Mortgage-Backed Security 4.50% 8/1/2053[6,12]		87,000		83,690

Capital World Bond Fund	27

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
Uniform Mortgage-Backed Security 6.00% 8/1/2053[6,12]	USD	43,710	$44,089
Union Pacific Corp. 2.80% 2/14/2032		4,000	3,454
Union Pacific Corp. 4.30% 3/1/2049		1,550	1,366
United Mexican States 4.875% 5/19/2033		210	201
United Mexican States 5.00% 4/27/2051		1,020	887
United Mexican States 6.338% 5/4/2053		3,745	3,824
United Mexican States 3.771% 5/24/2061		1,300	887
United Natural Foods, Inc. 6.75% 10/15/2028[9]		500	415
UnitedHealth Group, Inc. 3.75% 7/15/2025		1,658	1,614
UnitedHealth Group, Inc. 3.70% 5/15/2027		1,423	1,373
UnitedHealth Group, Inc. 4.20% 5/15/2032		1,365	1,304
UnitedHealth Group, Inc. 4.25% 6/15/2048		757	668
UnitedHealth Group, Inc. 3.25% 5/15/2051		731	546
UnitedHealth Group, Inc. 4.75% 5/15/2052		230	218
Universal Entertainment Corp. 8.75% 12/11/2024[9]		500	493
Univision Communications, Inc. 4.50% 5/1/2029[9]		3,015	2,594
Univision Communications, Inc. 7.375% 6/30/2030[9]		50	48
US Foods, Inc. 4.625% 6/1/2030[9]		585	525
Vail Resorts, Inc. 6.25% 5/15/2025[9]		760	762
Vale Overseas, Ltd. 3.75% 7/8/2030		5	4
Valvoline, Inc. 3.625% 6/15/2031[9]		733	597
Venator Finance SARL 9.50% 7/1/2025[3,9]		465	356
Venator Finance SARL 5.75% 7/15/2025[3,9]		654	16
Venator Finance SARL, Term Loan, 15.05% 9/14/2023[5,10]		106	109
Venezuela (Bolivarian Republic of) 7.00% 12/1/2018[3]		60	4
Venezuela (Bolivarian Republic of) 7.75% 10/13/2019[3]		1,074	64
Venezuela (Bolivarian Republic of) 6.00% 12/9/2020[3]		883	55
Venezuela (Bolivarian Republic of) 12.75% 8/23/2022[3]		80	7
Venezuela (Bolivarian Republic of) 8.25% 10/13/2024[3]		279	26
Venezuela (Bolivarian Republic of) 7.65% 4/21/2025[3]		120	10
Venezuela (Bolivarian Republic of) 11.75% 10/21/2026[3]		60	6
Venezuela (Bolivarian Republic of) 9.25% 9/15/2027[3]		159	14
Venezuela (Bolivarian Republic of) 9.25% 5/7/2028[3]		2,498	225
Venezuela (Bolivarian Republic of) 11.95% 8/5/2031[3]		99	9
Venezuela (Bolivarian Republic of) 9.00% 5/7/2033[3]		1,289	116
Venezuela (Bolivarian Republic of) 7.00% 3/31/2038[3]		99	9
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[9]		310	271
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030[9]		189	188
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[9]		1,490	1,283
Venture Global LNG, Inc. 8.125% 6/1/2028[9]		350	356
Verizon Communications, Inc. 4.329% 9/21/2028		3,315	3,197
Verizon Communications, Inc. 3.15% 3/22/2030		3,500	3,112
Verizon Communications, Inc. 1.68% 10/30/2030		712	563
Verizon Communications, Inc. 1.75% 1/20/2031		1,212	957
Verizon Communications, Inc. 2.55% 3/21/2031		15,585	13,017
Verizon Communications, Inc. 3.40% 3/22/2041		1,800	1,390
Verizon Communications, Inc. 3.55% 3/22/2051		1,594	1,190
VICI Properties, LP 4.375% 5/15/2025		996	963
VICI Properties, LP 4.625% 6/15/2025[9]		751	726
VICI Properties, LP 4.50% 1/15/2028[9]		1,642	1,510
VICI Properties, LP 4.75% 2/15/2028		2,064	1,956
VICI Properties, LP 4.625% 12/1/2029[9]		492	447
VICI Properties, LP 4.95% 2/15/2030		1,767	1,659
VICI Properties, LP 4.125% 8/15/2030[9]		520	458
VICI Properties, LP 5.125% 5/15/2032		905	848
VICI Properties, LP 5.625% 5/15/2052		275	245
Vigorous Champion International, Ltd. 4.25% 5/28/2029		1,000	889
Volkswagen Group of America Finance, LLC 4.25% 11/13/2023[9]		11,700	11,632
VZ Secured Financing BV 5.00% 1/15/2032[9]		200	161
W&T Offshore, Inc. 11.75% 2/1/2026[9]		325	324
WarnerMedia Holdings, Inc. 4.279% 3/15/2032		2,873	2,549
WarnerMedia Holdings, Inc. 5.05% 3/15/2042		11,988	10,111
Warrior Met Coal, Inc. 7.875% 12/1/2028[9]		300	302
WASH Multifamily Acquisition, Inc. 5.75% 4/15/2026[9]		1,572	1,469
Weatherford International, Ltd. 6.50% 9/15/2028[9]		900	905
Weatherford International, Ltd. 8.625% 4/30/2030[9]		683	694
Wells Fargo & Company 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027)[1]		13,194	12,328
Wells Fargo & Company 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[1]		9,952	8,736
WESCO Distribution, Inc. 7.125% 6/15/2025[9]		320	324

28	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
WESCO Distribution, Inc. 7.25% 6/15/2028[9]	USD	347	$354
Western Midstream Operating, LP 3.35% 2/1/2025[1]		370	354
Western Midstream Operating, LP 3.95% 6/1/2025		50	48
Western Midstream Operating, LP 6.15% 4/1/2033		575	580
Western Midstream Operating, LP 5.50% 2/1/2050[1]		750	615
Westlake Automobile Receivables Trust, Series 2023-1, Class A2A, 5.51% 6/15/2026[6,9]		9,470	9,437
Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[6,9]		1,769	1,751
Westlake Automobile Receivables Trust, Series 2023-1, Class B, 5.41% 1/18/2028[6,9]		379	374
Westpac Banking Corp. 2.894% 2/4/2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[1]		8,440	7,890
Westpac Banking Corp. 2.668% 11/15/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)[1]		3,142	2,414
Westpac Banking Corp. 2.963% 11/16/2040		400	269
WeWork Companies, LLC 6.00% PIK and 5.00% Cash 8/15/2027[9,11]		488	204
WeWork Companies, LLC 8.00% PIK and 7.00% Cash 8/15/2027[9,11]		389	345
Williams Companies, Inc. 3.50% 11/15/2030		2,565	2,295
Williams Companies, Inc. 2.60% 3/15/2031		860	713
Willis North America, Inc. 4.65% 6/15/2027		375	365
Willis North America, Inc. 5.35% 5/15/2033		4,000	3,903
WMG Acquisition Corp. 3.75% 12/1/2029[9]		922	798
WMG Acquisition Corp. 3.875% 7/15/2030[9]		885	764
WMG Acquisition Corp. 3.00% 2/15/2031[9]		605	490
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[1,2,7]		680	653
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028[9]		830	759
Wynn Las Vegas, LLC 5.50% 3/1/2025[9]		710	699
Wynn Resorts Finance, LLC 7.125% 2/15/2031[9]		277	276
Xiaomi Best Time International, Ltd. 2.875% 7/14/2031[9]		780	590
Yahoo Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.50%) 10.717% 9/1/2027[5,10]		250	239
ZF North America Capital, Inc. 7.125% 4/14/2030[9]		300	305
Ziggo Bond Co. BV 5.125% 2/28/2030[9]		325	246
Ziggo BV 4.875% 1/15/2030[9]		530	440
Zoetis, Inc. 5.60% 11/16/2032		1,625	1,699
			4,224,921

Total bonds, notes & other debt instruments (cost: $9,636,286,000)			8,772,454

Investment funds 0.59%	Shares
U.S. dollars 0.59%
Capital Group Central Corporate Bond Fund[14]		6,755,625	55,937

Total investment funds (cost: $54,356,000)			55,937

Convertible bonds & notes 0.02%	Principal amount (000)
U.S. dollars 0.02%
Airbnb, Inc., convertible notes, 0% 3/15/2026	USD	543	475
DISH Network Corp., convertible notes, 3.375% 8/15/2026		390	200
Duke Energy Corp., convertible notes, 4.125% 4/15/2026[9]		230	225
Marriott Vacations Worldwide Corp. 3.25% 12/15/2027[9]		236	224
PENN Entertainment, Inc. 2.75% 5/15/2026		87	108
Royal Caribbean Cruises, Ltd. 6.00% 8/15/2025[9]		152	335
			1,567

Total convertible bonds & notes (cost: $1,845,000)			1,567

Preferred securities 0.00%	Shares
U.S. dollars 0.00%
ACR III LSC Holdings, LLC, Series B, preferred shares[7,9,15]		277	207

Total preferred securities (cost: $287,000)			207

Capital World Bond Fund	29

Common stocks 0.02%		Shares		Value (000)
U.S. dollars 0.02%
Chesapeake Energy Corp.			9,204	$770
Constellation Oil Services Holding SA, Class B-1[7,15]			3,023,297	333
Talen Energy Corp.[15]			4,629	232
WeWork, Inc., Class A15			105,300	27
Altera Infrastructure, LP7,15			70	6
Bighorn Permian Resources, LLC[7]			2,668	—	[8]

Total common stocks (cost: $640,000)				1,368

Short-term securities 14.95%
Money market investments 13.14%
Capital Group Central Cash Fund 5.15%[14,16]			12,388,889	1,239,013

	Weighted average yield at acquisition	Principal amount (000)
Bills & notes of governments & government agencies outside the U.S. 1.60%
Japan Treasury 1/22/2024	(0.112)%	JPY	287,100	1,991
Japan Treasury 2/20/2024	(0.103)		21,265,700	147,517
Sri Lanka (Democratic Socialist Republic of) 8/11/2023	22.478	LKR	142,000	453
Sri Lanka (Democratic Socialist Republic of) 11/10/2023	21.545		201,000	609
Sri Lanka (Democratic Socialist Republic of) 5/10/2024	17.987		230,000	646
				151,216
U.S. Treasury bills 0.21%
U.S. Treasury 11/2/2023	4.530	USD	20,000	19,647

Total short-term securities (cost: $1,421,016,000)				1,409,876
Total investment securities 108.62% (cost: $11,114,430,000)				10,241,409
Other assets less liabilities (8.62)%				(813,093)

Net assets 100.00%				$9,428,316

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2023 (000)
30 Day Federal Funds Futures	Long	46	July 2023	USD18,190	$7
30 Day Federal Funds Futures	Short	34	August 2023	(13,420)	5
30 Day Federal Funds Futures	Short	5	October 2023	(1,972)	6
30 Day Federal Funds Futures	Short	2	November 2023	(788)	1
3 Month SOFR Futures	Long	49	September 2024	11,667	(20)
2 Year Euro-Schatz Futures	Short	2,213	September 2023	(253,195)	413
2 Year U.S. Treasury Note Futures	Long	4,914	September 2023	999,231	(7,187)
5 Year Euro-Bobl Futures	Long	3,021	September 2023	381,440	(5,726)
5 Year Canadian Government Bond Futures	Long	210	September 2023	17,461	(149)
5 Year U.S. Treasury Note Futures	Long	6,720	September 2023	719,670	(11,242)
10 Year Italy Government Bond Futures	Long	365	September 2023	46,245	(155)
10 Year French Government Bond Futures	Short	171	September 2023	(23,959)	269
10 Year Euro-Bund Futures	Short	591	September 2023	(86,249)	423
10 Year Japanese Government Bond Futures	Short	427	September 2023	(439,592)	(1,674)
10 Year Australian Treasury Bond Futures	Long	445	September 2023	34,438	(53)
10 Year Canadian Government Bond Futures	Long	82	September 2023	7,584	(18)
10 Year U.S. Treasury Note Futures	Short	1,884	September 2023	(211,508)	2,496
10 Year Ultra U.S. Treasury Note Futures	Short	2,689	September 2023	(318,478)	3,194
10 Year UK Gilt Futures Long 540			September 2023	65,357	(143)

30	Capital World Bond Fund

Futures contracts (continued)

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2023 (000)
20 Year U.S. Treasury Bond Futures	Long	1,042	September 2023	USD132,236	$256
30 Year Euro-Buxl Futures	Long	46	September 2023	7,007	104
30 Year Ultra U.S. Treasury Bond Futures	Short	202	September 2023	(27,516)	(107)
					$(19,300)

Forward currency contracts

Contract amount						Unrealized appreciation (depreciation)
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 6/30/2023 (000)
CZK	14,550	USD	667	Barclays Bank PLC	7/3/2023	$1
USD	651	CZK	14,550	JPMorgan Chase	7/3/2023	(17)
PLN	4,184	USD	991	Goldman Sachs	7/5/2023	38
USD	584	PLN	2,383	Goldman Sachs	7/5/2023	(2)
USD	10,689	ZAR	204,840	Bank of New York Mellon	7/6/2023	(189)
USD	17,927	ZAR	349,470	UBS AG	7/6/2023	(630)
EUR	55,086	USD	59,511	Goldman Sachs	7/7/2023	618
EUR	13,043	USD	14,069	Barclays Bank PLC	7/7/2023	168
ZAR	16,450	USD	832	JPMorgan Chase	7/7/2023	42
EUR	2,359	USD	2,546	HSBC Bank	7/7/2023	29
USD	1,233	MYR	5,635	BNP Paribas	7/7/2023	19
EUR	1,579	USD	1,707	Standard Chartered Bank	7/7/2023	17
EUR	2,201	USD	2,394	JPMorgan Chase	7/7/2023	8
MXN	1,696	USD	95	JPMorgan Chase	7/7/2023	4
DKK	301,540	EUR	40,500	Citibank	7/7/2023	1
EUR	357	USD	390	Bank of New York Mellon	7/7/2023	(1)
MXN	305,000	USD	17,830	Bank of America	7/7/2023	(36)
USD	11,623	CAD	15,730	Bank of America	7/7/2023	(252)
USD	88,664	EUR	82,071	Goldman Sachs	7/7/2023	(921)
USD	26,261	MXN	472,400	Citibank	7/7/2023	(1,300)
EUR	90,700	USD	97,590	Morgan Stanley	7/10/2023	1,431
USD	47,982	KRW	62,299,520	Citibank	7/10/2023	683
CAD	35,917	USD	26,714	HSBC Bank	7/10/2023	403
GBP	7,900	USD	9,879	HSBC Bank	7/10/2023	155
MXN	886,750	USD	51,608	Bank of America	7/10/2023	94
ZAR	22,218	USD	1,124	Morgan Stanley	7/10/2023	56
EUR	33,350	CAD	48,183	HSBC Bank	7/10/2023	33
ILS	14,850	USD	3,977	Goldman Sachs	7/10/2023	31
EUR	1,802	USD	1,945	HSBC Bank	7/10/2023	22
HUF	171,275	USD	491	JPMorgan Chase	7/10/2023	9
HUF	788,520	EUR	2,104	JPMorgan Chase	7/10/2023	6
GBP	1,975	USD	2,533	Bank of New York Mellon	7/10/2023	(25)
USD	557	ZAR	11,015	Morgan Stanley	7/10/2023	(28)
USD	11,112	CAD	14,940	HSBC Bank	7/10/2023	(168)
USD	17,329	HUF	6,044,230	Goldman Sachs	7/10/2023	(325)
USD	27,588	EUR	25,640	Morgan Stanley	7/10/2023	(405)
USD	40,241	GBP	32,180	HSBC Bank	7/10/2023	(630)
JPY	3,612,930	USD	26,066	Morgan Stanley	7/10/2023	(989)
JPY	4,731,480	USD	34,136	Morgan Stanley	7/10/2023	(1,295)
USD	128,493	AUD	195,092	Barclays Bank PLC	7/10/2023	(1,507)
USD	87,077	MXN	1,532,266	Morgan Stanley	7/10/2023	(2,262)
AUD	118,754	USD	81,718	Bank of America	7/10/2023	(2,587)
EUR	32,990	USD	35,402	Citibank	7/11/2023	616
PLN	9,550	USD	2,281	JPMorgan Chase	7/11/2023	66
EUR	510	USD	557	HSBC Bank	7/11/2023	(1)
MYR	3,977	USD	864	HSBC Bank	7/11/2023	(7)
USD	1,419	ILS	5,296	JPMorgan Chase	7/11/2023	(11)

Capital World Bond Fund	31

Forward currency contracts (continued)

Contract amount						Unrealized appreciation (depreciation)
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 6/30/2023 (000)
USD	2,185	CZK	48,220	JPMorgan Chase	7/11/2023	$(27)
THB	56,903	USD	1,646	Citibank	7/11/2023	(33)
ILS	5,296	USD	1,479	Goldman Sachs	7/11/2023	(50)
CNH	17,638	USD	2,484	Citibank	7/11/2023	(55)
USD	7,554	EUR	7,039	Citibank	7/11/2023	(132)
EUR	86,432	JPY	12,908,250	Bank of America	7/12/2023	4,746
MXN	1,525,210	USD	87,033	Morgan Stanley	7/12/2023	1,856
CAD	4,741	USD	3,551	Bank of America	7/12/2023	29
CZK	10,026	USD	454	Goldman Sachs	7/12/2023	5
USD	24,474	CAD	32,679	Bank of America	7/12/2023	(199)
THB	730,400	USD	21,122	HSBC Bank	7/12/2023	(425)
JPY	21,867,510	USD	157,988	HSBC Bank	7/12/2023	(6,154)
BRL	1,681	USD	343	Morgan Stanley	7/13/2023	7
THB	1,657,980	USD	47,960	Citibank	7/14/2023	(969)
PLN	136,010	USD	32,697	HSBC Bank	7/17/2023	723
USD	35,108	KRW	45,359,450	Citibank	7/17/2023	657
DKK	354,220	USD	51,402	UBS AG	7/17/2023	566
EUR	46,150	USD	49,855	JPMorgan Chase	7/17/2023	549
USD	43,481	IDR	649,601,480	JPMorgan Chase	7/17/2023	305
EUR	41,610	USD	45,152	BNP Paribas	7/17/2023	294
CHF	16,270	USD	18,001	UBS AG	7/17/2023	210
MXN	262,670	USD	15,100	Barclays Bank PLC	7/17/2023	191
BRL	36,125	USD	7,343	Citibank	7/17/2023	177
PLN	12,057	USD	2,898	HSBC Bank	7/17/2023	64
CZK	98,330	USD	4,451	UBS AG	7/17/2023	59
BRL	41,210	USD	8,523	Goldman Sachs	7/17/2023	55
EUR	6,340	USD	6,889	Citibank	7/17/2023	35
PEN	8,970	USD	2,442	Morgan Stanley	7/17/2023	26
COP	55,122,390	USD	13,115	BNP Paribas	7/17/2023	21
CLP	1,092,220	USD	1,350	Goldman Sachs	7/17/2023	9
USD	604	CNH	4,321	Citibank	7/17/2023	9
HUF	319,665	USD	925	Barclays Bank PLC	7/17/2023	7
USD	331	ZAR	6,161	UBS AG	7/17/2023	4
BRL	2,093	USD	435	Citibank	7/17/2023	1
COP	1,202,503	USD	286	Citibank	7/17/2023	1
PLN	263	USD	64	UBS AG	7/17/2023	1
USD	353	COP	1,483,722	JPMorgan Chase	7/17/2023	— [8]
EUR	9	HUF	3,380	Barclays Bank PLC	7/17/2023	— [8]
USD	635	HUF	218,080	Goldman Sachs	7/17/2023	— [8]
USD	374	EUR	344	Citibank	7/17/2023	(2)
USD	750	PLN	3,062	Goldman Sachs	7/17/2023	(3)
USD	497	PEN	1,824	Morgan Stanley	7/17/2023	(5)
IDR	13,329,072	USD	892	JPMorgan Chase	7/17/2023	(6)
USD	2,776	INR	229,240	Standard Chartered Bank	7/17/2023	(15)
USD	12,070	COP	50,717,080	BNP Paribas	7/17/2023	(16)
USD	2,304	HUF	795,990	Barclays Bank PLC	7/17/2023	(16)
USD	905	BRL	4,451	Citibank	7/17/2023	(22)
EUR	32,617	DKK	243,030	Bank of America	7/17/2023	(31)
USD	8,544	BRL	41,210	JPMorgan Chase	7/17/2023	(35)
NZD	6,620	USD	4,121	JPMorgan Chase	7/17/2023	(58)
USD	21,164	COP	89,262,117	Morgan Stanley	7/17/2023	(107)
AUD	11,870	USD	8,113	Barclays Bank PLC	7/17/2023	(201)
USD	12,176	PLN	50,650	HSBC Bank	7/17/2023	(269)
SEK	250,090	USD	23,497	Standard Chartered Bank	7/17/2023	(290)
KRW	53,640,860	USD	41,779	HSBC Bank	7/17/2023	(1,038)
CNH	633,290	USD	88,752	Citibank	7/17/2023	(1,517)
CNH	1,878,732	USD	262,830	Citibank	7/17/2023	(4,036)
JPY	2,455,060	USD	17,682	Morgan Stanley	7/18/2023	(618)
JPY	18,051,475	USD	129,737	HSBC Bank	7/18/2023	(4,270)
EUR	9,050	USD	9,918	Barclays Bank PLC	7/20/2023	(32)
EUR	40,364	USD	44,409	Goldman Sachs	7/20/2023	(317)
AUD	27,428	USD	18,873	Standard Chartered Bank	7/20/2023	(590)

32	Capital World Bond Fund

Forward currency contracts (continued)

Contract amount						Unrealized appreciation (depreciation)
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 6/30/2023 (000)
USD	39,107	EUR	35,635	Morgan Stanley	7/24/2023	$172
USD	10,370	GBP	8,130	Bank of America	7/24/2023	43
USD	145	ZAR	2,671	Morgan Stanley	7/24/2023	4
ZAR	6,326	USD	333	JPMorgan Chase	7/24/2023	3
ZAR	4,975	USD	271	JPMorgan Chase	7/24/2023	(7)
GBP	2,567	USD	3,274	Bank of America	7/24/2023	(14)
PLN	19,310	USD	4,761	Barclays Bank PLC	7/24/2023	(18)
JPY	191,810	USD	1,356	Citibank	7/24/2023	(21)
THB	460,985	USD	13,122	JPMorgan Chase	7/24/2023	(44)
THB	1,543,190	USD	43,940	Morgan Stanley	7/24/2023	(162)
EUR	333,992	USD	366,534	Morgan Stanley	7/24/2023	(1,614)
USD	38,131	EUR	34,711	UBS AG	7/25/2023	204
MYR	43,000	USD	9,212	Standard Chartered Bank	7/25/2023	61
USD	4,262	GBP	3,341	Bank of America	7/25/2023	18
USD	6,539	EUR	5,970	Bank of America	7/25/2023	16
USD	883	EUR	809	Goldman Sachs	7/25/2023	(1)
USD	298	EUR	274	Standard Chartered Bank	7/25/2023	(1)
CHF	5,200	USD	5,828	UBS AG	7/25/2023	(2)
ZAR	22,159	USD	1,195	JPMorgan Chase	7/25/2023	(21)
CAD	25,143	USD	19,119	Bank of America	7/25/2023	(132)
GBP	45,962	USD	58,627	Bank of America	7/25/2023	(244)
HUF	7,005,140	USD	20,614	Goldman Sachs	7/25/2023	(245)
JPY	4,615,130	USD	32,538	Bank of America	7/25/2023	(422)
EUR	100,297	USD	110,180	UBS AG	7/25/2023	(590)
JPY	16,870,150	USD	118,939	Bank of America	7/25/2023	(1,542)
PLN	87,740	USD	21,504	Morgan Stanley	7/26/2023	44
USD	8,881	MXN	152,400	Bank of America	7/26/2023	26
USD	1,127	CNH	8,140	HSBC Bank	7/26/2023	4
USD	245	EUR	224	Citibank	7/26/2023	— [8]
EUR	1,200	USD	1,311	Citibank	7/26/2023	— [8]
ZAR	1,417	USD	75	UBS AG	7/26/2023	— [8]
HUF	457,646	USD	1,342	Citibank	7/26/2023	(12)
USD	93,965	MXN	1,621,830	Morgan Stanley	7/26/2023	(270)
JPY	13,605,347	EUR	87,581	BNP Paribas	7/26/2023	(1,008)
USD	63,190	DKK	428,570	HSBC Bank	7/27/2023	273
USD	311	HUF	105,470	Goldman Sachs	7/27/2023	4
USD	75	ZAR	1,389	UBS AG	7/27/2023	1
PLN	962	USD	237	HSBC Bank	7/27/2023	(1)
RON	3,223	USD	711	JPMorgan Chase	7/27/2023	(2)
EUR	29,325	DKK	218,340	Citibank	7/27/2023	(8)
USD	666	CZK	14,550	Barclays Bank PLC	7/28/2023	(1)
USD	3,518	BRL	16,975	JPMorgan Chase	8/4/2023	(4)
CLP	3,682,610	USD	4,584	Goldman Sachs	8/4/2023	(14)
USD	49,380	EUR	44,950	Bank of America	8/15/2023	213
USD	18,305	GBP	14,530	Bank of America	8/15/2023	(153)
PLN	30,130	USD	6,070	JPMorgan Chase	8/31/2023	1,317
USD	697	PLN	3,650	Morgan Stanley	8/31/2023	(198)
USD	1,897	PLN	9,900	JPMorgan Chase	8/31/2023	(531)
INR	213,380	USD	2,573	JPMorgan Chase	9/7/2023	20
EUR	45,000	USD	48,404	HSBC Bank	9/20/2023	905
USD	20,428	JPY	2,800,000	HSBC Bank	9/20/2023	768
USD	18,532	KRW	24,000,000	Citibank	9/20/2023	235
EUR	6,000	USD	6,454	HSBC Bank	9/20/2023	121
USD	23,471	AUD	35,000	HSBC Bank	9/20/2023	101
EUR	7,000	USD	7,636	HSBC Bank	9/20/2023	35
USD	6,035	AUD	9,000	HSBC Bank	9/20/2023	26
USD	997	GBP	800	HSBC Bank	9/20/2023	(19)
USD	3,000	CAD	4,009	Bank of New York Mellon	9/20/2023	(30)
USD	4,557	NZD	7,500	Morgan Stanley	9/20/2023	(45)
USD	24,301	NZD	40,000	Morgan Stanley	9/20/2023	(238)
JPY	1,000,000	USD	7,296	HSBC Bank	9/20/2023	(274)
USD	35,648	BRL	172,790	JPMorgan Chase	10/2/2023	165

Capital World Bond Fund	33

Forward currency contracts (continued)

Contract amount						Unrealized appreciation (depreciation)
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 6/30/2023 (000)
USD	30,494	BRL	147,809	Citibank	10/2/2023	$141
USD	16,113	BRL	85,800	JPMorgan Chase	12/29/2023	(1,315)
USD	1,386	BRL	7,487	Citibank	1/2/2024	(134)
USD	1,493	BRL	8,168	JPMorgan Chase	1/2/2024	(165)
USD	13,442	BRL	74,217	JPMorgan Chase	1/2/2024	(1,626)
USD	27,802	BRL	150,210	JPMorgan Chase	1/2/2024	(2,695)
USD	43,879	BRL	242,267	JPMorgan Chase	1/2/2024	(5,308)
USD	1,149	JPY	143,550	Bank of America	1/22/2024	119
USD	583	JPY	72,150	Citibank	1/22/2024	66
USD	577	JPY	71,400	Citibank	1/22/2024	65
USD	84,249	JPY	10,668,700	HSBC Bank	2/16/2024	7,433
USD	83,683	JPY	10,597,000	HSBC Bank	2/16/2024	7,383
JPY	21,265,700	USD	166,521	HSBC Bank	2/16/2024	(13,404)
USD	166,615	JPY	21,265,700	HSBC Bank	2/20/2024	13,400
						$(19,118)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay			Notional	Value at	Upfront premium	Unrealized (depreciation) appreciation
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)	6/30/2023 (000)	received (000)	at 6/30/2023 (000)
1.3467%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/18/2023	NZD25,000	$(87)	$—	$(87)
1.2475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/20/2023	32,742	(127)	—	(127)
1.234974%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/20/2023	279,022	(1,087)	—	(1,087)
1.2375%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/26/2023	108,068	(464)	—	(464)
1.264%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/27/2023	270,134	(1,157)	—	(1,157)
1.26%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/30/2023	44,558	(198)	—	(198)
1.28%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/31/2023	44,558	(200)	—	(200)
1.30%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/3/2023	48,917	(232)	—	(232)
1.4975%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/21/2023	90,549	(517)	—	(517)
1.445%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/28/2023	90,448	(569)	—	(569)
1.4475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/29/2023	89,953	(572)	—	(572)
1.4475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/30/2023	90,327	(577)	—	(577)
1.5125%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/14/2023	79,737	(594)	—	(594)
1.53%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/14/2023	90,950	(674)	—	(674)
1.5625%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/15/2023	90,850	(668)	—	(668)
1.59%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/18/2023	90,850	(676)	—	(676)
1.62%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/19/2023	100,996	(754)	—	(754)
2.26%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/2/2023	3,733	(27)	—	(27)
2.215%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/3/2023	7,460	(54)	—	(54)
2.2525%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/8/2023	129,491	(968)	—	(968)
2.24%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/8/2023	129,491	(972)	—	(972)
2.20%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/9/2023	10,894	(83)	—	(83)
4.67%	28-day	28-day MXN-TIIE	28-day	12/16/2025	MXN24,000	(143)	—	(143)
3.79165%	Annual	SOFR	Annual	1/13/2026	USD147,020	(2,686)	—	(2,686)
4.0285%	Annual	SOFR	Annual	2/10/2026	243,410	(2,987)	—	(2,987)
5.75%	28-day	28-day MXN-TIIE	28-day	4/2/2026	MXN22,300	(106)	—	(106)
6.5375%	28-day	28-day MXN-TIIE	28-day	6/17/2026	108,000	(400)	—	(400)
6.55%	28-day	28-day MXN-TIIE	28-day	6/18/2026	105,200	(388)	—	(388)
6.64%	28-day	28-day MXN-TIIE	28-day	6/25/2026	279,500	(992)	—	(992)
6.6175%	28-day	28-day MXN-TIIE	28-day	6/25/2026	740,700	(2,655)	—	(2,655)
6.633%	28-day	28-day MXN-TIIE	28-day	6/25/2026	770,600	(2,744)	—	(2,744)
7.28%	28-day	28-day MXN-TIIE	28-day	9/30/2026	11,600	(30)	—	(30)
7.24%	28-day	28-day MXN-TIIE	28-day	10/2/2026	11,700	(31)	—	(31)
0.8738%	Annual	SONIA	Annual	10/8/2026	GBP4,000	(693)	—	(693)

34	Capital World Bond Fund

Swap contracts (continued)

Interest rate swaps (continued)

Centrally cleared interest rate swaps (continued)

Receive		Pay			Notional	Value at	Upfront premium	Unrealized (depreciation) appreciation
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)	6/30/2023 (000)	received (000)	at 6/30/2023 (000)
7.59%	28-day	28-day MXN-TIIE	28-day	10/29/2026	MXN218,800	$(444)	$—	$(444)
7.62%	28-day	28-day MXN-TIIE	28-day	10/29/2026	328,248	(649)	—	(649)
7.66%	28-day	28-day MXN-TIIE	28-day	10/29/2026	535,800	(1,024)	—	(1,024)
7.52%	28-day	28-day MXN-TIIE	28-day	10/30/2026	676,683	(1,451)	—	(1,451)
SONIA	Annual	1.2822%	Annual	1/28/2027	GBP1,150	193	—	193
7.805%	28-day	28-day MXN-TIIE	28-day	2/23/2027	MXN187,375	(293)	—	(293)
7.795%	28-day	28-day MXN-TIIE	28-day	2/24/2027	829,520	(1,314)	—	(1,314)
8.705%	28-day	28-day MXN-TIIE	28-day	6/4/2027	36,200	9	—	9
3.0825%	At maturity	Eurozone HICP Ex. Tobacco	At maturity	8/15/2027	EUR1,000	(7)	—	(7)
SONIA	Annual	5.1013%	Annual	10/7/2027	GBP2,000	17	—	17
9.40%	28-day	28-day MXN-TIIE	28-day	2/16/2028	MXN1,687,270	3,749	—	3,749
0.57520783%	Annual	SONIA	Annual	4/9/2028	GBP10,370	(2,470)	(17)	(2,453)
4.96048%	Annual	SONIA	Annual	6/21/2028	51,100	(366)	—	(366)
4.98038%	Annual	SONIA	Annual	6/21/2028	103,790	(632)	—	(632)
SOFR	Annual	3.29015%	Annual	1/13/2030	USD71,720	1,883	—	1,883
SOFR	Annual	3.4705%	Annual	2/10/2030	110,460	1,739	—	1,739
3.177%	Annual	SOFR	Annual	2/28/2030	2,000	(65)	—	(65)
2.2679%	Annual	SONIA	Annual	7/14/2032	GBP590	(117)	—	(117)
SOFR	Annual	3.25%	Annual	4/24/2033	USD27,171	709	—	709
SONIA	Annual	4.34948%	Annual	6/21/2033	GBP27,750	40	—	40
SONIA	Annual	4.36738%	Annual	6/21/2033	56,340	(19)	—	(19)
0.9221376%	Annual	SONIA	Annual	4/9/2041	5,500	(2,688)	(45)	(2,643)
2.23%	Annual	SONIA	Annual	7/14/2042	320	(94)	—	(94)
3.278%	Annual	SOFR	Annual	3/16/2043	USD4,054	(91)	—	(91)
1.0469%	Annual	SONIA	Annual	3/2/2052	GBP70	(42)	—	(42)
SOFR	Annual	3.044%	Annual	3/16/2053	USD3,032	88	—	88
						$(28,451)	$(62)	$(28,389)

Bilateral interest rate swaps

Receive		Pay				Notional	Value at	Upfront premium	Unrealized appreciation
Rate	Payment frequency	Rate	Payment frequency	Counterparty	Expiration date	amount (000)	6/30/2023 (000)	paid (000)	at 6/30/2023 (000)
11.97%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2026	BRL14,700	$106	$—	$106
11.46%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2026	9,234	38	—	38
11.15%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2026	9,330	18	—	18
							$162	$—	$162

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2023 (000)	Upfront premium received (000)	Unrealized depreciation at 6/30/2023 (000)
CDX.NA.HY.40	5.00%	Quarterly	6/20/2028	USD125,765	$(3,482)	$(602)	$(2,880)

Investments in affiliates14

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliates at 6/30/2023 (000)	Dividend income (000)
Investment funds 0.59%
Capital Group Central Corporate Bond Fund	$54,056	$1,026	$—	$—	$855	$55,937	$1,026

Capital World Bond Fund	35

Investments in affiliates14 (continued)

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliates at 6/30/2023 (000)	Dividend income (000)
Short-term securities 13.14%
Money market investments 13.14%
Capital Group Central Cash Fund 5.15%[16]	$648,579	$2,574,443	$1,984,236	$62	$165	$1,239,013	$21,144
Total 13.73%				$62	$1,020	$1,294,950	$22,170

Restricted securities2

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
NBM US Holdings, Inc. 7.00% 5/14/2026	8/6/2021-5/19/2023	$19,595	$19,235	.20%
Goldman Sachs Group, Inc. 1.00% 3/18/2033	5/18/2021-5/19/2021	21,893	14,852	.16
Netflix, Inc. 3.875% 11/15/2029	10/27/2021-10/29/2021	5,208	4,049	.04
Bank of America Corp. 0.58% 8/8/2029 (3-month EUR-EURIBOR + 0.73% on 8/8/2028)[1]	2/4/2021	3,814	2,844	.03
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[1,7]	6/23/2023	653	653	.01
General Electric Co. 4.125% 9/19/2035	2/3/2022	711	543	.01
Ste Transcore Holdings, Inc. 3.75% 5/5/2032	12/21/2022	277	279	.00 [17]
Total		$52,151	$42,455	.45%

[1]	Step bond; coupon rate may change at a later date.
[2]	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $42,455,000, which represented .45% of the net assets of the fund.
[3]	Scheduled interest and/or principal payment was not received.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	Value determined using significant unobservable inputs.
[8]	Amount less than one thousand.
[9]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $710,154,000, which represented 7.53% of the net assets of the fund.
[10]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $10,637,000, which represented .11% of the net assets of the fund.
[11]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[12]	Purchased on a TBA basis.
[13]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $83,829,000, which represented .89% of the net assets of the fund.
[14]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[15]	Security did not produce income during the last 12 months.
[16]	Rate represents the seven-day yield at 6/30/2023.
[17]	Amount less than .01%.

36	Capital World Bond Fund

Key to abbreviations

Assn. = Association

AUD = Australian dollars

BBR = Bank Base Rate

BBSW = Bank Bill Swap Rate

BRL = Brazilian reais

BZDIOVER = Overnight Brazilian Interbank Deposit Rate

CAD = Canadian dollars

CHF = Swiss francs

CLP = Chilean pesos

CME = CME Group

CNH = Chinese yuan renminbi

CNY = Chinese yuan

COP = Colombian pesos

CZK = Czech korunas

DAC = Designated Activity Company

DKK = Danish kroner
EUR = Euros

EURIBOR = Euro Interbank Offered Rate

FRA = Forward Rate Agreement

GBP = British pounds

HICP = Harmonised Index of Consumer Prices

HUF = Hungarian forints

ICE = Intercontinental Exchange, Inc.

IDR = Indonesian rupiah

ILS = Israeli shekels

INR = Indian rupees

JPY = Japanese yen

KRW = South Korean won

LIBOR = London Interbank Offered Rate

LKR = Sri Lankan rupees

MXN = Mexican pesos

MYR = Malaysian ringgits

NOK = Norwegian kroner

NZD = New Zealand dollars

PEN = Peruvian nuevos soles

PIK = Payment In Kind

PLN = Polish zloty

Ref. = Refunding

REIT = Real Estate Investment Trust

Rev. = Revenue

RON = Romanian leu

RUB = Russian rubles

SEK = Swedish kronor

SOFR = Secured Overnight Financing Rate

SONIA = Sterling Overnight Interbank Average Rate

TBA = To be announced

THB = Thai baht

TIIE = Equilibrium Interbank Interest Rate

UAH = Ukrainian hryvnia

USD = U.S. dollars

ZAR = South African rand

Refer to the notes to financial statements.

Capital World Bond Fund	37

Financial statements

Statement of assets and liabilities	unaudited
at June 30, 2023	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $9,821,235)	$8,946,459
Affiliated issuers (cost: $1,293,195)	1,294,950	$10,241,409
Cash		54,066
Cash denominated in currencies other than U.S. dollars (cost: $1,818)		1,826
Unrealized appreciation on open forward currency contracts		48,543
Bilateral swaps, at value		162
Receivables for:
Sales of investments	412,239
Sales of fund’s shares	15,256
Dividends and interest	77,857
Closed forward currency contracts	21
Variation margin on futures contracts	2,505
Variation margin on centrally cleared swap contracts	1,380
Other	852	510,110
		10,856,116
Liabilities:
Unrealized depreciation on open forward currency contracts		67,661
Unrealized depreciation on unfunded commitments		5
Payables for:
Purchases of investments	1,329,895
Repurchases of fund’s shares	14,191
Investment advisory services	3,370
Services provided by related parties	1,362
Trustees’ deferred compensation	236
Variation margin on futures contracts	4,939
Variation margin on centrally cleared swap contracts	5,347
Other	794	1,360,134
Net assets at June 30, 2023		$9,428,316

Net assets consist of:
Capital paid in on shares of beneficial interest		$12,383,634
Total accumulated loss		(2,955,318)
Net assets at June 30, 2023		$9,428,316

Refer to the notes to financial statements.

38	Capital World Bond Fund

Financial statements (continued)

Statement of assets and liabilities	unaudited
at June 30, 2023 (continued)	(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (585,077 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$3,712,818	230,271		$16.12
Class C	44,874	2,833		15.84
Class T	8	—	*	16.10
Class F-1	89,159	5,543		16.08
Class F-2	802,303	49,855		16.09
Class F-3	1,379,675	85,657		16.11
Class 529-A	209,364	12,943		16.18
Class 529-C	5,988	374		15.99
Class 529-E	8,287	516		16.06
Class 529-T	10	1		16.10
Class 529-F-1	8	1		16.04
Class 529-F-2	32,318	2,005		16.12
Class 529-F-3	8	1		16.10
Class R-1	5,664	355		15.94
Class R-2	68,681	4,313		15.93
Class R-2E	5,264	327		16.08
Class R-3	90,018	5,592		16.10
Class R-4	64,492	4,003		16.11
Class R-5E	24,215	1,505		16.09
Class R-5	26,303	1,630		16.13
Class R-6	2,858,859	177,352		16.12

*	Amount less than one thousand.

Refer to the notes to financial statements.

Capital World Bond Fund	39

Financial statements (continued)

Statement of operations	unaudited
for the six months ended June 30, 2023	(dollars in thousands)

Investment income:
Income:
Interest from unaffiliated issuers (net of non-U.S. taxes of $423)	$152,238
Dividends (includes $22,170 from affiliates)	22,230	$174,468
Fees and expenses*:
Investment advisory services	20,637
Distribution services	5,922
Transfer agent services	6,010
Administrative services	1,436
529 plan services	78
Reports to shareholders	344
Registration statement and prospectus	236
Trustees’ compensation	29
Auditing and legal	14
Custodian	394
Other	16
Total fees and expenses before waiver	35,116
Less waiver of fees and expenses:
Transfer agent services waiver	25
Total fees and expenses after waiver		35,091
Net investment income		139,377

Net realized loss and unrealized appreciation:
Net realized (loss) gain on:
Investments (net of non-U.S. taxes of $10):
Unaffiliated issuers	(372,238)
Affiliated issuers	62
Futures contracts	(27,465)
Forward currency contracts	(62,906)
Swap contracts	(51,095)
Currency transactions	(610)	(514,252)
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $74):
Unaffiliated issuers	510,859
Affiliated issuers	1,020
Futures contracts	(1,196)
Forward currency contracts	(51,159)
Swap contracts	47,879
Currency translations	(1,862)	505,541
Net realized loss and unrealized appreciation		(8,711)

Net increase in net assets resulting from operations		$130,666

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

Refer to the notes to financial statements.

40	Capital World Bond Fund

Financial statements (continued)

Statements of changes in net assets
(dollars in thousands)

	Six months ended June 30, 2023*	Year ended December 31, 2022
Operations:
Net investment income	$139,377	$250,126
Net realized loss	(514,252)	(1,578,415)
Net unrealized appreciation (depreciation)	505,541	(1,361,862)
Net increase (decrease) in net assets resulting from operations	130,666	(2,690,151)

Distributions paid to shareholders:
Distributions	(123,883)	(124,687)
Return of capital	—	(125,989)
Total distributions paid and return of capital paid to shareholders	(123,883)	(250,676)

Net capital share transactions	(103,519)	(3,457,460)

Total decrease in net assets	(96,736)	(6,398,287)

Net assets:
Beginning of period	9,525,052	15,923,339
End of period	$9,428,316	$9,525,052

*	Unaudited.

Refer to the notes to financial statements.

Capital World Bond Fund	41

Notes to financial statements	unaudited

1. Organization

Capital World Bond Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide, over the long term, a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund’s investments.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date. The fund may deem a portion of the income dividends and/or capital gain distributions as a return of capital for tax purposes.

42	Capital World Bond Fund

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds”), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract.

Capital World Bond Fund	43

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The tables on the following page present the fund’s valuation levels as of June 30, 2023 (dollars in thousands):

44	Capital World Bond Fund

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$1,626,316	$—		$1,626,316
Japanese yen	—	654,498	—		654,498
Chinese yuan renminbi	—	408,613	—		408,613
British pounds	—	368,419	—		368,419
Brazilian reais	—	269,972	—		269,972
Canadian dollars	—	230,008	—		230,008
Mexican pesos	—	188,381	—		188,381
Australian dollars	—	164,818	—		164,818
South Korean won	—	147,864	—		147,864
Indonesian rupiah	—	147,148	—		147,148
Colombian pesos	—	108,240	—		108,240
Danish kroner	—	55,560	—		55,560
South African rand	—	47,147	—		47,147
New Zealand dollars	—	27,488	—		27,488
Peruvian nuevos soles	—	16,967	—		16,967
Malaysian ringgits	—	16,353	—		16,353
Czech korunas	—	13,331	—		13,331
Chilean pesos	—	12,179	—		12,179
Indian rupees	—	9,774	—		9,774
Thai baht	—	8,570	—		8,570
Polish zloty	—	7,036	—		7,036
Hungarian forints	—	6,680	—		6,680
Ukrainian hryvnia	—	5,023	302		5,325
Romanian leu	—	3,518	—		3,518
Russian rubles	—	1,790	—	*	1,790
Norwegian kroner	—	1,538	—		1,538
U.S. dollars	—	4,223,492	1,429		4,224,921
Investment funds	55,937	—	—		55,937
Convertible bonds & notes	—	1,567	—		1,567
Preferred securities	—	—	207		207
Common stocks	1,029	—	339		1,368
Short-term securities	1,239,013	170,863	—		1,409,876
Total	$1,295,979	$8,943,153	$2,277		$10,241,409

	Other investments†
	Level 1	Level 2	Level 3		Total
Assets:
Unrealized appreciation on futures contracts	$7,174	$—	$—		$7,174
Unrealized appreciation on open forward currency contracts	—	48,543	—		48,543
Unrealized appreciation on centrally cleared interest rate swaps	—	8,427	—		8,427
Unrealized appreciation on bilateral interest rate swaps	—	162	—		162
Liabilities:
Unrealized depreciation on futures contracts	(26,474)	—	—		(26,474)
Unrealized depreciation on open forward currency contracts	—	(67,661)	—		(67,661)
Unrealized depreciation on centrally cleared interest rate swaps	—	(36,816)	—		(36,816)
Unrealized depreciation on centrally cleared credit default swaps	—	(2,880)	—		(2,880)
Total	$(19,300)	$(50,225)	$—		$(69,525)

*	Amount less than one thousand.
†	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

Capital World Bond Fund	45

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs, or to try to limit losses, or may be forced to sell at a loss.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Currency — The prices of, and the income generated by, many debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund’s securities denominated in such currencies would generally fall and vice versa.

46	Capital World Bond Fund

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates —i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Capital World Bond Fund	47

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Unfunded commitments — The fund has participated in transactions that involve unfunded commitments, which may obligate the fund to purchase new or additional bonds if certain contingencies are met. As of June 30, 2023, the fund’s maximum exposure of unfunded bond commitments was $235,000, which would represent less than .01% of the net assets of the fund should such commitments become due. Unrealized depreciation of $5,000 is disclosed as unrealized depreciation on unfunded commitments in the fund’s statement of assets and liabilities and is included in net unrealized appreciation on investments in unaffiliated issuers in the fund’s statement of operations.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $2,430,203,000.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

48	Capital World Bond Fund

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $4,188,138,000.

Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.

Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.

Swap agreements can take different forms. The fund has entered into the following types of swap agreements:

Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark, or on an inflation index such as the U.S. Consumer Price Index (which is a measure that examines the weighted average of prices of a basket of consumer goods and services and measures changes in the purchasing power of the U.S. dollar and the rate of inflation). In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The average month-end notional amount of interest rate swaps while held was $2,703,857,000.

Credit default swap indices — The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSI”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.

Capital World Bond Fund	49

The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction. The average month-end notional amount of credit default swaps while held was $573,236,000.

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts, forward currency contracts, interest rate swaps and credit default swaps as of, or for the six months ended, June 30, 2023 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$7,174	Unrealized depreciation*	$26,474
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	48,543	Unrealized depreciation on open forward currency contracts	67,661
Forward currency	Currency	Receivables for closed forward currency contracts	21	Payables for closed forward currency contracts	—
Swap (centrally cleared)	Interest	Unrealized appreciation*	8,427	Unrealized depreciation*	36,816
Swap (bilateral)	Interest	Bilateral swaps, at value	162	Bilateral swaps, at value	—
Swap (centrally cleared)	Credit	Unrealized appreciation*	—	Unrealized depreciation*	2,880
			$64,327		$133,831

		Net realized loss		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(27,465)	Net unrealized depreciation on futures contracts	$(1,196)
Forward currency	Currency	Net realized loss on forward currency contracts	(62,906)	Net unrealized depreciation on forward currency contracts	(51,159)
Swap	Interest	Net realized loss on swap contracts	(47,863)	Net unrealized appreciation on swap contracts	49,654
Swap	Credit	Net realized loss on swap contracts	(3,232)	Net unrealized depreciation on swap contracts	(1,775)
			$(141,466)		$(4,476)

*	Includes cumulative appreciation/depreciation on futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts, forward currency contracts, interest rate swaps, credit default swaps and future delivery contracts. For futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the fund pledges collateral for initial and variation margin by contract. For forward currency contracts and bilateral interest rate swaps, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by counterparty. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

50	Capital World Bond Fund

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts and bilateral interest rate swaps, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

The following table presents the fund’s forward currency contracts and bilateral interest rate swaps by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of June 30, 2023, if close-out netting was exercised (dollars in thousands):

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
Bank of America	$5,304	$(5,304)	$—	$—	$—
Barclays Bank PLC	491	(491)	—	—	—
BNP Paribas	372	(372)	—	—	—
Citibank	2,687	(2,687)	—	—	—
Goldman Sachs	760	(760)	—	—	—
HSBC Bank	31,878	(26,660)	(4,406)	—	812
JPMorgan Chase	2,494	(2,494)	—	—	—
Morgan Stanley	3,596	(3,596)	—	—	—
Standard Chartered Bank	78	(78)	—	—	—
UBS AG	1,045	(1,045)	—	—	—
Total	$48,705	$(43,487)	$(4,406)	$—	$812
Liabilities:
Bank of America	$5,612	$(5,304)	$(308)	$—	$—
Bank of New York Mellon	245	—	(245)	—	—
Barclays Bank PLC	1,775	(491)	(838)	—	446
BNP Paribas	1,024	(372)	(652)	—	—
Citibank	8,241	(2,687)	(5,554)	—	—
Goldman Sachs	1,878	(760)	(1,118)	—	—
HSBC Bank	26,660	(26,660)	—	—	—
JPMorgan Chase	11,872	(2,494)	(9,378)	—	—
Morgan Stanley	8,236	(3,596)	(4,640)	—	—
Standard Chartered Bank	896	(78)	(818)	—	—
UBS AG	1,222	(1,045)	(177)	—	—
Total	$67,661	$(43,487)	$(23,728)	$—	$446

*	Collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2023, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and

Capital World Bond Fund	51

there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; cost of investments sold; net capital losses and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of December 31, 2022, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Distributions in excess of ordinary income	$125,989
Late year ordinary loss deferral[1]	(130,971)
Capital loss carryforward[2]	(1,330,263)

[1]	This deferral is considered incurred in the subsequent year.
[2]	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

As of June 30, 2023, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$160,312
Gross unrealized depreciation on investments	(1,110,887)
Net unrealized depreciation on investments	(950,575)
Cost of investments	11,123,123

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Six months ended June 30, 2023					Year ended December 31, 2022
Share class	Ordinary income[3]		Long-term capital gains	Total distributions paid		Ordinary income		Return of capital		Total distributions paid
Class A	$44,111		$—	$44,111		$39,667		$42,742		$82,409
Class C	379		—	379		336		368		704
Class T	—	[4]	—	—	[4]	—	[4]	—	[4]	—	[4]
Class F-1	1,067		—	1,067		979		1,060		2,039
Class F-2	11,113		—	11,113		10,765		11,284		22,049
Class F-3	19,575		—	19,575		12,525		14,033		26,558
Class 529-A	2,427		—	2,427		2,106		2,292		4,398
Class 529-C	47		—	47		43		45		88
Class 529-E	92		—	92		78		85		163
Class 529-T	—	[4]	—	—	[4]	—	[4]	—	[4]	—	[4]
Class 529-F-1	—	[4]	—	—	[4]	—	[4]	—	[4]	—	[4]
Class 529-F-2	446		—	446		375		413		788
Class 529-F-3	—	[4]	—	—	[4]	—	[4]	—	[4]	—	[4]
Class R-1	50		—	50		35		40		75
Class R-2	618		—	618		443		511		954
Class R-2E	53		—	53		41		46		87
Class R-3	993		—	993		806		904		1,710
Class R-4	829		—	829		707		774		1,481
Class R-5E	330		—	330		238		271		509
Class R-5	399		—	399		336		395		731
Class R-6	41,354		—	41,354		55,207		50,726		105,933
Total	$123,883		$—	$123,883		$124,687		$125,989		$250,676

[3]	All or a portion of these amounts may later be determined as return of capital; the determination will be made at December 31, 2023.
[4]	Amount less than one thousand.

52	Capital World Bond Fund

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.431% on the first $15 billion of daily net assets and decreasing to 0.360% on such assets in excess of $15 billion. For the six months ended June 30, 2023, the investment advisory services fees were $20,637,000, which were equivalent to an annualized rate of 0.431% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of June 30, 2023, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders. For the six months ended June 30, 2023, AFS waived transfer agent services fees of $25,000 for share classes A, C, T, F-1, 529-A, 529-C, 529-E, 529-T and 529-F-1. AFS does not intend to recoup this waiver.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

Capital World Bond Fund	53

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Virginia529 is not considered a related party to the fund.

The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended June 30, 2023, the 529 plan services fees were $78,000, which were equivalent to 0.060% of the average daily net assets of each 529 share class.

For the six months ended June 30, 2023, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$4,663	$4,795		$571		Not applicable
Class C	234	61		7		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	112	135		14		Not applicable
Class F-2	Not applicable	468		123		Not applicable
Class F-3	Not applicable	9		207		Not applicable
Class 529-A	245	250		32		$64
Class 529-C	32	8		1		2
Class 529-E	21	4		1		2
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	—	*	—	*	—	*
Class 529-F-2	Not applicable	3		5		10
Class 529-F-3	Not applicable	—	*	—	*	—	*
Class R-1	27	3		1		Not applicable
Class R-2	260	120		10		Not applicable
Class R-2E	15	5		1		Not applicable
Class R-3	228	69		14		Not applicable
Class R-4	85	33		10		Not applicable
Class R-5E	Not applicable	18		4		Not applicable
Class R-5	Not applicable	9		4		Not applicable
Class R-6	Not applicable	20		431		Not applicable
Total class-specific expenses	$5,922	$6,010		$1,436		$78

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $29,000 in the fund’s statement of operations reflects $24,000 in current fees (either paid in cash or deferred) and a net increase of $5,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investments in CCBF and CCF — The fund holds shares of CCBF, a corporate bond fund, and CCF, an institutional prime money market fund, which are both managed by CRMC. CCBF seeks to provide maximum total return consistent with capital preservation and prudent risk management by investing primarily in corporate debt instruments. CCBF is used as an investment vehicle for the fund’s corporate bond investments. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. Both CCBF and CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from either CCBF or CCF.

54	Capital World Bond Fund

Security transactions with related funds — The fund may purchase investment securities from, or sell investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended June 30, 2023, the fund did not engage in any such purchase or sale transactions with any related funds.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended June 30, 2023.

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions				Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2023

Class A	$108,985	6,661	$43,676		2,686		$(306,391)	(18,732)	$(153,730)	(9,385)
Class C	2,892	180	378		23		(10,630)	(662)	(7,360)	(459)
Class T	—	—	—		—		—	—	—	—
Class F-1	1,088	66	1,043		64		(9,212)	(563)	(7,081)	(433)
Class F-2	84,530	5,167	10,973		676		(116,575)	(7,130)	(21,072)	(1,287)
Class F-3	202,759	12,316	19,450		1,197		(206,351)	(12,518)	15,858	995
Class 529-A	8,577	523	2,426		149		(17,777)	(1,083)	(6,774)	(411)
Class 529-C	669	41	47		3		(1,479)	(91)	(763)	(47)
Class 529-E	415	26	92		5		(798)	(49)	(291)	(18)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-2	2,506	153	446		28		(3,555)	(217)	(603)	(36)
Class 529-F-3	—	—	—	†	—	†	—	—	— †	— †
Class R-1	552	34	50		3		(499)	(31)	103	6
Class R-2	6,242	387	617		39		(8,572)	(531)	(1,713)	(105)
Class R-2E	473	29	53		3		(405)	(25)	121	7
Class R-3	8,640	530	992		61		(12,832)	(788)	(3,200)	(197)
Class R-4	4,959	303	829		51		(9,909)	(608)	(4,121)	(254)
Class R-5E	3,163	193	330		21		(2,547)	(156)	946	58
Class R-5	2,517	154	397		24		(7,911)	(485)	(4,997)	(307)
Class R-6	227,427	13,947	41,353		2,543		(177,622)	(10,925)	91,158	5,565
Total net increase (decrease)	$666,394	40,710	$123,152		7,576		$(893,065)	(54,594)	$(103,519)	(6,308)

Refer to the end of the table for footnotes.

Capital World Bond Fund	55

	Sales*		Reinvestments of distributions				Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2022

Class A	$225,620	12,928	$81,576		4,885		$(997,297)	(58,641)	$(690,101)	(40,828)
Class C	7,030	407	702		43		(27,532)	(1,617)	(19,800)	(1,167)
Class T	—	—	—		—		—	—	—	—
Class F-1	4,614	269	1,990		120		(26,085)	(1,531)	(19,481)	(1,142)
Class F-2	227,798	13,156	21,755		1,303		(461,710)	(27,388)	(212,157)	(12,929)
Class F-3	744,424	46,269	26,236		1,576		(497,316)	(28,882)	273,344	18,963
Class 529-A	18,780	1,085	4,396		262		(48,885)	(2,838)	(25,709)	(1,491)
Class 529-C	1,314	76	88		5		(4,603)	(270)	(3,201)	(189)
Class 529-E	591	34	163		10		(1,831)	(108)	(1,077)	(64)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-2	6,002	349	789		48		(8,364)	(490)	(1,573)	(93)
Class 529-F-3	—	—	—	†	1		—	—	— †	1
Class R-1	1,167	67	74		4		(826)	(49)	415	22
Class R-2	13,344	781	953		58		(20,538)	(1,193)	(6,241)	(354)
Class R-2E	1,203	69	88		5		(2,080)	(120)	(789)	(46)
Class R-3	20,060	1,158	1,708		102		(32,815)	(1,883)	(11,047)	(623)
Class R-4	19,417	1,115	1,481		89		(27,185)	(1,559)	(6,287)	(355)
Class R-5E	7,315	432	508		31		(4,923)	(292)	2,900	171
Class R-5	8,764	510	730		44		(25,559)	(1,350)	(16,065)	(796)
Class R-6	762,946	42,524	105,934		6,273		(3,589,471)	(216,303)	(2,720,591)	(167,506)
Total net increase (decrease)	$2,070,389	121,229	$249,171		14,859		$(5,777,020)	(344,514)	$(3,457,460)	(208,426)

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $8,540,496,000 and $8,082,924,000, respectively, during the six months ended June 30, 2023.

56	Capital World Bond Fund

Financial Highlights

		Income (loss) from investment operations[1]			Dividends, distributions and return of capital
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Return of capital	Total dividends, distributions and return of capital	Net assets value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class A:
06/30/2023[5,6]	$16.12	$.22	$(.03)	$.19	$(.19)	$—	$—	$(.19)	$16.12	1.17%[7]	$3,713		.98%[8]		.98%[8]		2.66%[8]
12/31/2022	19.92	.31	(3.79)	(3.48)	(.15)	—	(.17)	(.32)	16.12	(17.51)	3,862		.95		.95		1.83
12/31/2021	21.55	.31	(1.42)	(1.11)	(.40)	(.12)	—	(.52)	19.92	(5.17)	5,586		.92		.92		1.50
12/31/2020	20.26	.34	1.64	1.98	(.40)	(.29)	—	(.69)	21.55	9.90	5,999		.93		.93		1.62
12/31/2019	19.25	.44	1.03	1.47	(.39)	(.07)	—	(.46)	20.26	7.66	5,669		.94		.94		2.22
12/31/2018	19.97	.44	(.74)	(.30)	(.42)	—	—	(.42)	19.25	(1.53)	5,499		.94		.94		2.25
Class C:
06/30/2023[5,6]	15.83	.15	(.01)	.14	(.13)	—	—	(.13)	15.84	.88 [7]	45		1.70	[8]	1.70	[8]	1.94	[8]
12/31/2022	19.57	.18	(3.73)	(3.55)	(.09)	—	(.10)	(.19)	15.83	(18.16)	52		1.69		1.69		1.08
12/31/2021	21.17	.16	(1.39)	(1.23)	(.25)	(.12)	—	(.37)	19.57	(5.82)	87		1.65		1.65		.77
12/31/2020	19.91	.18	1.61	1.79	(.24)	(.29)	—	(.53)	21.17	9.09	118		1.67		1.67		.90
12/31/2019	18.92	.29	1.01	1.30	(.24)	(.07)	—	(.31)	19.91	6.87	178		1.69		1.69		1.47
12/31/2018	19.63	.28	(.73)	(.45)	(.26)	—	—	(.26)	18.92	(2.30)	210		1.72		1.72		1.46
Class T:
06/30/2023[5,6]	16.09	.25	(.02)	.23	(.22)	—	—	(.22)	16.10	1.45 [7,9]	—	[10]	.58	[8,9]	.58	[8,9]	3.03	[8,9]
12/31/2022	19.90	.35	(3.80)	(3.45)	(.17)	—	(.19)	(.36)	16.09	(17.35)[9]	—	[10]	.68	[9]	.68	[9]	2.06	[9]
12/31/2021	21.54	.35	(1.42)	(1.07)	(.45)	(.12)	—	(.57)	19.90	(4.98)[9]	—	[10]	.68	[9]	.68	[9]	1.71	[9]
12/31/2020	20.26	.38	1.64	2.02	(.45)	(.29)	—	(.74)	21.54	10.13 [9]	—	[10]	.68	[9]	.68	[9]	1.83	[9]
12/31/2019	19.25	.49	1.03	1.52	(.44)	(.07)	—	(.51)	20.26	7.93 [9]	—	[10]	.69	[9]	.69	[9]	2.44	[9]
12/31/2018	19.97	.49	(.75)	(.26)	(.46)	—	—	(.46)	19.25	(1.32)[9]	—	[10]	.72	[9]	.72	[9]	2.48	[9]
Class F-1:
06/30/2023[5,6]	16.08	.21	(.02)	.19	(.19)	—	—	(.19)	16.08	1.17 [7]	89		1.01	[8]	.99	[8]	2.65	[8]
12/31/2022	19.87	.31	(3.78)	(3.47)	(.15)	—	(.17)	(.32)	16.08	(17.53)	96		.97		.97		1.80
12/31/2021	21.50	.30	(1.42)	(1.12)	(.39)	(.12)	—	(.51)	19.87	(5.20)	141		.94		.94		1.48
12/31/2020	20.21	.33	1.65	1.98	(.40)	(.29)	—	(.69)	21.50	9.93	187		.93		.93		1.62
12/31/2019	19.20	.45	1.02	1.47	(.39)	(.07)	—	(.46)	20.21	7.68	209		.93		.93		2.24
12/31/2018	19.92	.44	(.74)	(.30)	(.42)	—	—	(.42)	19.20	(1.53)	238		.93		.93		2.25
Class F-2:
06/30/2023[5,6]	16.09	.25	(.03)	.22	(.22)	—	—	(.22)	16.09	1.37 [7]	802		.60	[8]	.60	[8]	3.05	[8]
12/31/2022	19.88	.37	(3.78)	(3.41)	(.18)	—	(.20)	(.38)	16.09	(17.20)	823		.60		.60		2.17
12/31/2021	21.51	.38	(1.42)	(1.04)	(.47)	(.12)	—	(.59)	19.88	(4.85)	1,274		.59		.59		1.84
12/31/2020	20.23	.40	1.64	2.04	(.47)	(.29)	—	(.76)	21.51	10.25	1,182		.60		.60		1.95
12/31/2019	19.22	.51	1.02	1.53	(.45)	(.07)	—	(.52)	20.23	8.00	932		.63		.63		2.57
12/31/2018	19.94	.51	(.75)	(.24)	(.48)	—	—	(.48)	19.22	(1.19)	1,217		.60		.60		2.59
Class F-3:
06/30/2023[5,6]	16.10	.26	(.02)	.24	(.23)	—	—	(.23)	16.11	1.49 [7]	1,380		.48	[8]	.48	[8]	3.16	[8]
12/31/2022	19.90	.40	(3.80)	(3.40)	(.19)	—	(.21)	(.40)	16.10	(17.13)	1,363		.48		.48		2.31
12/31/2021	21.53	.40	(1.42)	(1.02)	(.49)	(.12)	—	(.61)	19.90	(4.74)	1,307		.48		.48		1.95
12/31/2020	20.24	.42	1.65	2.07	(.49)	(.29)	—	(.78)	21.53	10.39	1,166		.50		.50		2.07
12/31/2019	19.23	.53	1.03	1.56	(.48)	(.07)	—	(.55)	20.24	8.12	2,246		.52		.52		2.64
12/31/2018	19.95	.52	(.75)	(.23)	(.49)	—	—	(.49)	19.23	(1.13)	2,037		.54		.54		2.65
Class 529-A:
06/30/2023[5,6]	16.17	.21	(.01)	.20	(.19)	—	—	(.19)	16.18	1.21 [7]	209		1.01	[8]	1.01	[8]	2.64	[8]
12/31/2022	19.98	.31	(3.80)	(3.49)	(.15)	—	(.17)	(.32)	16.17	(17.53)	216		.98		.98		1.80
12/31/2021	21.61	.31	(1.42)	(1.11)	(.40)	(.12)	—	(.52)	19.98	(5.18)	297		.94		.94		1.48
12/31/2020	20.32	.33	1.64	1.97	(.39)	(.29)	—	(.68)	21.61	9.84	335		.96		.96		1.59
12/31/2019	19.30	.44	1.03	1.47	(.38)	(.07)	—	(.45)	20.32	7.64	299		.99		.99		2.17
12/31/2018	20.02	.43	(.75)	(.32)	(.40)	—	—	(.40)	19.30	(1.59)	292		1.01		1.01		2.18

Refer to the end of the table for footnotes.

Capital World Bond Fund	57

Financial Highlights (continued)

		Income (loss) from investment operations[1]			Dividends, distributions and return of capital
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Return of capital	Total dividends, distributions and return of capital	Net assets value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class 529-C:
06/30/2023[5,6]	$15.98	$.15	$(.02 )$	.13	$(.12)	$—	$—	$(.12)	$15.99	.83%[7]	$6		1.78%[8]		1.78%[8]		1.86%[8]
12/31/2022	19.75	.17	(3.76)	(3.59)	(.08)	—	(.10)	(.18)	15.98	(18.21)	7		1.74		1.74		1.02
12/31/2021	21.36	.15	(1.40)	(1.25)	(.24)	(.12)	—	(.36)	19.75	(5.88)	12		1.69		1.69		.73
12/31/2020	20.07	.17	1.63	1.80	(.22)	(.29)	—	(.51)	21.36	9.04	18		1.71		1.71		.86
12/31/2019	19.07	.28	1.02	1.30	(.23)	(.07)	—	(.30)	20.07	6.81	55		1.73		1.73		1.44
12/31/2018	19.78	.28	(.74)	(.46)	(.25)	—	—	(.25)	19.07	(2.32)	67		1.76		1.76		1.43
Class 529-E:
06/30/2023[5,6]	16.05	.20	(.01)	.19	(.18)	—	—	(.18)	16.06	1.16 [7]	8		1.15	[8]	1.15	[8]	2.50	[8]
12/31/2022	19.84	.28	(3.78)	(3.50)	(.14)	—	(.15)	(.29)	16.05	(17.68)	9		1.12		1.12		1.65
12/31/2021	21.47	.27	(1.42)	(1.15)	(.36)	(.12)	—	(.48)	19.84	(5.36)	12		1.10		1.10		1.32
12/31/2020	20.18	.30	1.65	1.95	(.37)	(.29)	—	(.66)	21.47	9.76	14		1.10		1.10		1.45
12/31/2019	19.18	.40	1.02	1.42	(.35)	(.07)	—	(.42)	20.18	7.42	14		1.14		1.14		2.02
12/31/2018	19.90	.39	(.74)	(.35)	(.37)	—	—	(.37)	19.18	(1.76)	15		1.17		1.17		2.02
Class 529-T:
06/30/2023[5,6]	16.10	.23	(.02)	.21	(.21)	—	—	(.21)	16.10	1.29 [7,9]	—	[10]	.76	[8,9]	.76	[8,9]	2.84	[8,9]
12/31/2022	19.90	.35	(3.79)	(3.44)	(.17)	—	(.19)	(.36)	16.10	(17.34)[9]	—	[10]	.74	[9]	.74	[9]	2.02	[9]
12/31/2021	21.54	.34	(1.42)	(1.08)	(.44)	(.12)	—	(.56)	19.90	(5.02)[9]	—	[10]	.72	[9]	.72	[9]	1.67	[9]
12/31/2020	20.26	.37	1.64	2.01	(.44)	(.29)	—	(.73)	21.54	10.07 [9]	—	[10]	.73	[9]	.73	[9]	1.80	[9]
12/31/2019	19.25	.48	1.03	1.51	(.43)	(.07)	—	(.50)	20.26	7.87 [9]	—	[10]	.76	[9]	.76	[9]	2.40	[9]
12/31/2018	19.97	.48	(.75)	(.27)	(.45)	—	—	(.45)	19.25	(1.36)[9]	—	[10]	.76	[9]	.76	[9]	2.43	[9]
Class 529-F-1:
06/30/2023[5,6]	16.03	.23	(.01)	.22	(.21)	—	—	(.21)	16.04	1.28 [7,9]	—	[10]	.81	[8,9]	.79	[8,9]	2.81	[8,9]
12/31/2022	19.82	.34	(3.77)	(3.43)	(.17)	—	(.19)	(.36)	16.03	(17.39)[9]	—	[10]	.77	[9]	.77	[9]	1.97	[9]
12/31/2021	21.46	.34	(1.42)	(1.08)	(.44)	(.12)	—	(.56)	19.82	(5.06)[9]	—	[10]	.75	[9]	.75	[9]	1.64	[9]
12/31/2020	20.19	.38	1.63	2.01	(.45)	(.29)	—	(.74)	21.46	10.08 [9]	—	[10]	.73	[9]	.73	[9]	1.86	[9]
12/31/2019	19.18	.48	1.03	1.51	(.43)	(.07)	—	(.50)	20.19	7.90	40		.75		.75		2.41
12/31/2018	19.90	.47	(.74)	(.27)	(.45)	—	—	(.45)	19.18	(1.36)	38		.77		.77		2.42
Class 529-F-2:
06/30/2023[5,6]	16.11	.25	(.02)	.23	(.22)	—	—	(.22)	16.12	1.45 [7]	32		.56	[8]	.56	[8]	3.08	[8]
12/31/2022	19.91	.37	(3.79)	(3.42)	(.18)	—	(.20)	(.38)	16.11	(17.28)	33		.62		.62		2.16
12/31/2021	21.55	.37	(1.43)	(1.06)	(.46)	(.12)	—	(.58)	19.91	(4.89)	43		.64		.64		1.78
12/31/2020[5,11]	21.00	.06	.87	.93	(.11)	(.27)	—	(.38)	21.55	4.47 [7]	43		.11	[7]	.11	[7]	.28	[7]
Class 529-F-3:
06/30/2023[5,6]	16.10	.25	(.02)	.23	(.23)	—	—	(.23)	16.10	1.40 [7]	—	[10]	.53	[8]	.53	[8]	3.07	[8]
12/31/2022	19.90	.38	(3.78)	(3.40)	(.19)	—	(.21)	(.40)	16.10	(17.17)	—	[10]	.53		.53		2.22
12/31/2021	21.54	.38	(1.42)	(1.04)	(.48)	(.12)	—	(.60)	19.90	(4.85)	—	[10]	.57		.55		1.84
12/31/2020[5,11]	21.00	.06	.87	.93	(.12)	(.27)	—	(.39)	21.54	4.46 [7]	—	[10]	.13	[7]	.09	[7]	.30	[7]
Class R-1:
06/30/2023[5,6]	15.94	.17	(.03)	.14	(.14)	—	—	(.14)	15.94	.90 [7]	6		1.57	[8]	1.57	[8]	2.07	[8]
12/31/2022	19.70	.20	(3.74)	(3.54)	(.10)	—	(.12)	(.22)	15.94	(18.02)	6		1.58		1.58		1.21
12/31/2021	21.32	.17	(1.41)	(1.24)	(.26)	(.12)	—	(.38)	19.70	(5.81)	6		1.58		1.58		.84
12/31/2020	20.05	.19	1.63	1.82	(.26)	(.29)	—	(.55)	21.32	9.14	8		1.65		1.65		.91
12/31/2019	19.05	.30	1.02	1.32	(.25)	(.07)	—	(.32)	20.05	6.92	7		1.65		1.65		1.50
12/31/2018	19.77	.29	(.74)	(.45)	(.27)	—	—	(.27)	19.05	(2.26)	8		1.67		1.67		1.52

Refer to the end of the table for footnotes.

58	Capital World Bond Fund

Financial Highlights (continued)

		Income (loss) from investment operations[1]			Dividends, distributions and return of capital
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Return of capital	Total dividends, distributions and return of capital	Net assets value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class R-2:
06/30/2023[5,6]	$15.92	$.17	$(.02 )$	.15	$(.14)	$—	$—	$(.14)	$15.93	.89%[7]	$69	1.58%[8]		1.58%[8]		2.06%[8]
12/31/2022	19.68	.20	(3.75)	(3.55)	(.10)	—	(.11)	(.21)	15.92	(18.06)	70	1.60		1.60		1.18
12/31/2021	21.30	.17	(1.40)	(1.23)	(.27)	(.12)	—	(.39)	19.68	(5.81)	94	1.58		1.58		.84
12/31/2020	20.03	.20	1.63	1.83	(.27)	(.29)	—	(.56)	21.30	9.20	107	1.59		1.59		.96
12/31/2019	19.04	.30	1.02	1.32	(.26)	(.07)	—	(.33)	20.03	6.93	109	1.62		1.62		1.54
12/31/2018	19.75	.30	(.73)	(.43)	(.28)	—	—	(.28)	19.04	(2.18)	113	1.64		1.64		1.55
Class R-2E:
06/30/2023[5,6]	16.07	.19	(.01)	.18	(.17)	—	—	(.17)	16.08	1.09 [7]	5	1.29	[8]	1.29	[8]	2.36	[8]
12/31/2022	19.86	.25	(3.78)	(3.53)	(.12)	—	(.14)	(.26)	16.07	(17.81)	5	1.30		1.30		1.48
12/31/2021	21.49	.23	(1.41)	(1.18)	(.33)	(.12)	—	(.45)	19.86	(5.52)	7	1.29		1.29		1.13
12/31/2020	20.21	.26	1.63	1.89	(.32)	(.29)	—	(.61)	21.49	9.47	8	1.32		1.32		1.24
12/31/2019	19.20	.36	1.04	1.40	(.32)	(.07)	—	(.39)	20.21	7.30	7	1.33		1.33		1.82
12/31/2018	19.93	.36	(.76)	(.40)	(.33)	—	—	(.33)	19.20	(1.99)	5	1.36		1.36		1.84
Class R-3:
06/30/2023[5,6]	16.09	.20	(.01)	.19	(.18)	—	—	(.18)	16.10	1.16 [7]	90	1.13	[8]	1.13	[8]	2.51	[8]
12/31/2022	19.88	.28	(3.79)	(3.51)	(.13)	—	(.15)	(.28)	16.09	(17.66)	93	1.14		1.14		1.64
12/31/2021	21.51	.27	(1.42)	(1.15)	(.36)	(.12)	—	(.48)	19.88	(5.38)	128	1.13		1.13		1.29
12/31/2020	20.23	.29	1.64	1.93	(.36)	(.29)	—	(.65)	21.51	9.64	146	1.15		1.15		1.41
12/31/2019	19.22	.40	1.03	1.43	(.35)	(.07)	—	(.42)	20.23	7.44	138	1.17		1.17		1.99
12/31/2018	19.94	.39	(.74)	(.35)	(.37)	—	—	(.37)	19.22	(1.78)	132	1.19		1.19		2.00
Class R-4:
06/30/2023[5,6]	16.10	.23	(.02)	.21	(.20)	—	—	(.20)	16.11	1.31 [7]	65	.83	[8]	.83	[8]	2.81	[8]
12/31/2022	19.90	.33	(3.79)	(3.46)	(.16)	—	(.18)	(.34)	16.10	(17.43)	68	.84		.84		1.94
12/31/2021	21.53	.33	(1.42)	(1.09)	(.42)	(.12)	—	(.54)	19.90	(5.08)	92	.83		.83		1.59
12/31/2020	20.25	.35	1.64	1.99	(.42)	(.29)	—	(.71)	21.53	9.97	96	.84		.84		1.71
12/31/2019	19.23	.46	1.04	1.50	(.41)	(.07)	—	(.48)	20.25	7.81	89	.86		.86		2.30
12/31/2018	19.95	.45	(.74)	(.29)	(.43)	—	—	(.43)	19.23	(1.48)	91	.88		.88		2.30
Class R-5E:
06/30/2023[5,6]	16.09	.24	(.02)	.22	(.22)	—	—	(.22)	16.09	1.35 [7]	24	.63	[8]	.63	[8]	3.02	[8]
12/31/2022	19.88	.37	(3.78)	(3.41)	(.18)	—	(.20)	(.38)	16.09	(17.23)	23	.64		.64		2.15
12/31/2021	21.51	.37	(1.42)	(1.05)	(.46)	(.12)	—	(.58)	19.88	(4.90)	25	.63		.63		1.79
12/31/2020	20.23	.39	1.64	2.03	(.46)	(.29)	—	(.75)	21.51	10.21	25	.63		.63		1.89
12/31/2019	19.22	.50	1.03	1.53	(.45)	(.07)	—	(.52)	20.23	7.98	8	.66		.66		2.48
12/31/2018	19.94	.50	(.75)	(.25)	(.47)	—	—	(.47)	19.22	(1.24)	3	.67		.67		2.58
Class R-5:
06/30/2023[5,6]	16.12	.25	(.01)	.24	(.23)	—	—	(.23)	16.13	1.46 [7]	26	.54	[8]	.54	[8]	3.09	[8]
12/31/2022	19.93	.38	(3.80)	(3.42)	(.18)	—	(.21)	(.39)	16.12	(17.21)	31	.54		.54		2.23
12/31/2021	21.56	.39	(1.42)	(1.03)	(.48)	(.12)	—	(.60)	19.93	(4.79)	55	.53		.53		1.89
12/31/2020	20.27	.42	1.64	2.06	(.48)	(.29)	—	(.77)	21.56	10.33	56	.54		.54		2.01
12/31/2019	19.26	.52	1.03	1.55	(.47)	(.07)	—	(.54)	20.27	8.06	52	.56		.56		2.61
12/31/2018	19.98	.51	(.74)	(.23)	(.49)	—	—	(.49)	19.26	(1.17)	76	.58		.58		2.61
Class R-6:
06/30/2023[5,6]	16.11	.26	(.02)	.24	(.23)	—	—	(.23)	16.12	1.49 [7]	2,859	.48	[8]	.48	[8]	3.16	[8]
12/31/2022	19.92	.39	(3.80)	(3.41)	(.19)	—	(.21)	(.40)	16.11	(17.17)	2,768	.48		.48		2.26
12/31/2021	21.55	.40	(1.42)	(1.02)	(.49)	(.12)	—	(.61)	19.92	(4.74)	6,757	.48		.48		1.95
12/31/2020	20.26	.43	1.64	2.07	(.49)	(.29)	—	(.78)	21.55	10.40	5,316	.48		.48		2.07
12/31/2019	19.25	.53	1.03	1.56	(.48)	(.07)	—	(.55)	20.26	8.14	4,294	.50		.50		2.65
12/31/2018	19.97	.52	(.74)	(.22)	(.50)	—	—	(.50)	19.25	(1.11)	3,124	.52		.52		2.67

Refer to the end of the table for footnotes.

Capital World Bond Fund	59

Financial Highlights (continued)

	Six months ended June 30, 2023[5,6,7]	Year ended December 31,
Portfolio turnover rate for all share classes[12,13]		2022	2021	2020	2019	2018
Excluding mortgage dollar roll transactions	33%	73%	65%	100%	120%	99%
Including mortgage dollar roll transactions	99%	150%	89%	143%	163%	128%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers/reimbursements from AFS and/or CRMC. During one of the periods shown, AFS waived a portion of transfer agent services fees for certain share classes. In addition, during some of the years shown, CRMC reimbursed a portion of transfer agent services fees for Class 529-F-3 shares.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[12]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[13]	Refer to Note 5 for more information on mortgage dollar rolls.

Refer to the notes to financial statements.

60	Capital World Bond Fund

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2023, through June 30, 2023).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Capital World Bond Fund	61

Expense example (continued)

	Beginning account value 1/1/2023	Ending account value 6/30/2023	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,011.72	$4.89	.98%
Class A – assumed 5% return	1,000.00	1,019.93	4.91	.98
Class C – actual return	1,000.00	1,008.75	8.47	1.70
Class C – assumed 5% return	1,000.00	1,016.36	8.50	1.70
Class T – actual return	1,000.00	1,014.48	2.90	.58
Class T – assumed 5% return	1,000.00	1,021.92	2.91	.58
Class F-1 – actual return	1,000.00	1,011.69	4.94	.99
Class F-1 – assumed 5% return	1,000.00	1,019.89	4.96	.99
Class F-2 – actual return	1,000.00	1,013.69	3.00	.60
Class F-2 – assumed 5% return	1,000.00	1,021.82	3.01	.60
Class F-3 – actual return	1,000.00	1,014.88	2.40	.48
Class F-3 – assumed 5% return	1,000.00	1,022.41	2.41	.48
Class 529-A – actual return	1,000.00	1,012.14	5.04	1.01
Class 529-A – assumed 5% return	1,000.00	1,019.79	5.06	1.01
Class 529-C – actual return	1,000.00	1,008.31	8.86	1.78
Class 529-C – assumed 5% return	1,000.00	1,015.97	8.90	1.78
Class 529-E – actual return	1,000.00	1,011.57	5.74	1.15
Class 529-E – assumed 5% return	1,000.00	1,019.09	5.76	1.15
Class 529-T – actual return	1,000.00	1,012.87	3.79	.76
Class 529-T – assumed 5% return	1,000.00	1,021.03	3.81	.76
Class 529-F-1 – actual return	1,000.00	1,012.78	3.94	.79
Class 529-F-1 – assumed 5% return	1,000.00	1,020.88	3.96	.79
Class 529-F-2 – actual return	1,000.00	1,014.51	2.80	.56
Class 529-F-2 – assumed 5% return	1,000.00	1,022.02	2.81	.56
Class 529-F-3 – actual return	1,000.00	1,014.03	2.65	.53
Class 529-F-3 – assumed 5% return	1,000.00	1,022.17	2.66	.53
Class R-1 – actual return	1,000.00	1,008.95	7.82	1.57
Class R-1 – assumed 5% return	1,000.00	1,017.01	7.85	1.57
Class R-2 – actual return	1,000.00	1,008.91	7.87	1.58
Class R-2 – assumed 5% return	1,000.00	1,016.96	7.90	1.58
Class R-2E – actual return	1,000.00	1,010.90	6.43	1.29
Class R-2E – assumed 5% return	1,000.00	1,018.40	6.46	1.29
Class R-3 – actual return	1,000.00	1,011.60	5.64	1.13
Class R-3 – assumed 5% return	1,000.00	1,019.19	5.66	1.13
Class R-4 – actual return	1,000.00	1,013.11	4.14	.83
Class R-4 – assumed 5% return	1,000.00	1,020.68	4.16	.83
Class R-5E – actual return	1,000.00	1,013.53	3.15	.63
Class R-5E – assumed 5% return	1,000.00	1,021.67	3.16	.63
Class R-5 – actual return	1,000.00	1,014.56	2.70	.54
Class R-5 – assumed 5% return	1,000.00	1,022.12	2.71	.54
Class R-6 – actual return	1,000.00	1,014.87	2.40	.48
Class R-6 – assumed 5% return	1,000.00	1,022.41	2.41	.48

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

62	Capital World Bond Fund

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2024. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account their interactions with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included) and data such as relevant market and fund indexes over various periods (including the fund’s lifetime) through September 30, 2022. They generally placed greater emphasis on investment results over longer term periods. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

Capital World Bond Fund	63

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefitted from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

64	Capital World Bond Fund

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Capital World Bond Fund	65

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66	Capital World Bond Fund

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Capital World Bond Fund	67

Office of the fund

333 South Hope Street
Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address nearest you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1000
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

68	Capital World Bond Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

Capital World Bond Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of Capital World Bond Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2023, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg Global Aggregate Index represents the global investment-grade fixed income markets. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

FTSE World Government Bond Index is a comprehensive measure of the total return results of the government bond markets of more than 20 countries meeting certain market capitalization requirements. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

Lipper Global Income Funds Average is composed of funds that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, one of which may be the United States. The results of the underlying funds in the average include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2022. FTSE Russell is a trading name of certain of the LSE Group companies. FTSE indexes are trademarks of the relevant LSE Group companies and are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

American Funds Distributors, Inc.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemTM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 28 years of investment industry experience, including 22 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity-focused funds have beaten their Lipper peer indexes in 90% of 10-year periods and 99% of 20-year periods.2 Relative to their peers, our fixed income funds have helped investors achieve better diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Investment industry experience as of December 31, 2022.
[2]	Based on Class F-2 share results for rolling monthly 10-year and 20-year periods starting with the first 10-year or 20-year period after each mutual fund’s inception through December 31, 2022. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Past results are not predictive of results in future periods.
[3]	Based on Class F-2 share results as of December 31, 2022. Sixteen of the 18 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation lower than their respective Morningstar peer group averages. S&P 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1.
A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our mutual fund management fees were in the lowest quintile 62% of the time, based on the 20-year period ended December 31, 2022, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Refer to capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL WORLD BOND FUND

By __/s/ Kristine M. Nishiyama____________________
Kristine M. Nishiyama, Principal Executive Officer

Date: August 31, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Kristine M. Nishiyama_______
Kristine M. Nishiyama, Principal Executive Officer

Date: August 31, 2023

By ___/s/ Becky L. Park __________
Becky L. Park, Treasurer and Principal Financial Officer

Date: August 31, 2023